UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2004

                    DATE OF REPORTING PERIOD: AUGUST 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[SEI INVESTMENTS Logo Omitted]



                                             Annual Report as of August 31, 2004



                                                            SEI Tax Exempt Trust



                                                                   Tax Free Fund

                                                      California Tax Exempt Fund

                                                     Institutional Tax Free Fund

                                        Massachusetts Tax Free Money Market Fund

                                                      Pennsylvania Tax Free Fund

                                                Intermediate-Term Municipal Fund

                                                   Short Duration Municipal Fund

                                                Pennsylvania Municipal Bond Fund

                                               Massachusetts Municipal Bond Fund

                                                  New Jersey Municipal Bond Fund

                                                    New York Municipal Bond Fund

                                                  California Municipal Bond Fund

TABLE OF CONTENTS



--------------------------------------------------------------
Letter to Shareholders                                     1
--------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   2
--------------------------------------------------------------
Report of Independent Registered Public Accounting Firm    9
--------------------------------------------------------------
Statements of Net Assets                                  10
--------------------------------------------------------------
Statements of Operations                                  84
--------------------------------------------------------------
Statements of Changes in Net Assets                       86
--------------------------------------------------------------
Financial Highlights                                      90
--------------------------------------------------------------
Notes to Financial Statements                             93
--------------------------------------------------------------
Trustees and Officers of the Trust                       101
--------------------------------------------------------------
Disclosure of Fund Expenses                              104
--------------------------------------------------------------
Notice to Shareholders                                   106
--------------------------------------------------------------



Beginning on the fiscal quarter ended November 30, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended August 31, is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

SEI TAX EXEMPT TRUST -- AUGUST 31, 2004



Letter to Shareholders

TO OUR SHAREHOLDERS:

We saw a change in the winds of the financial markets during the fiscal year that ended August 31, 2004. Markets shifted from a steep upward climb during the 2003 calendar year--amid accelerating U.S. economic growth, robust corporate earnings announcements, and positive investor sentiment--to trendless, virtually sideways movement throughout the first eight months of 2004. During the period, concerns continued to mount surrounding persistently rising oil prices and their potential effects on future growth and inflation levels.

Given the pickup in economic growth and tandem rise in consumer and producer prices, the Fed took two steps in raising the federal funds rate (overnight bank rate) from its 45-year low of 1% through 25 basis-point hikes in June and August. Although fiscal policy has begun to tighten, it is by no means `restrictive,' and rather remains stimulative to continued economic expansion. Looking ahead, the market expects interest rates to trend GRADUALLY higher over the next 12 months as economic growth progresses into a more mature stage of recovery.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Tax Exempt Trust. My colleagues and I continue to diligently work to maintain that trust, and we look forward to serving your investment needs in the future.



Sincerely,

/s/Edward D. Loughlin

Edward D. Loughlin
President



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                         1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2004

Intermediate-Term Municipal Fund


General Market Overview

In a volatile environment, municipals posted positive returns over the course of the fiscal year. Geopolitical concerns and the outlook for economic growth caused yields to move around sharply during the year. Despite a sharp rebound in economic growth, intermediate and long-term municipal yields actually declined. Short-term municipal yields rose in response to the Federal Open Market Committee raising the federal funds rate at the fiscal year-end. Improving economic growth resulted in increased tax receipts that aided the performance of tax-backed bonds. Indicative of the growth in state tax revenues was the rating upgrade for the state of California, after a highly publicized budget deficit in 2003. Low nominal yields resulted in many investors reaching for additional yield in higher yielding revenue bonds. Hospital bonds fared well due to their higher yields, while housing bonds lagged due to their more defensive characteristics during the market rally. Issuance was robust with many municipalities issuing bonds for deficit financing and refinancing outstanding debt for cost savings. Demand was sporadic, with property and casualty insurance companies using profits to purchase municipals, and with individuals largely absent from the municipal market due to historically low yields. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2004, the Intermediate-Term Municipal Fund, Class A (the "Fund") posted a return of 5.33% versus 5.65% for the Lehman Brothers 3-10 Year Blended Municipal Bond Index. Sector allocation and security selection detracted from returns during the fiscal year. An overweight to bonds backed by tobacco payments to the Master Settlement Agreement, which lagged the returns of the overall market, diminished returns. The Fund's more defensive posture as reflected in its overweight to housing bonds subtracted from returns during the market rally.
With the long-end of the municipal yield curve producing the highest returns, the Fund's overweight to this segment of the yield curve enhanced returns. Security selection in the tax-backed sector was also positive, as the Fund was overweight to the outperforming California tax-backed sector. With investors reaching for yield in a low yield environment, the Fund's hospital holdings added to performance.



Intermediate-Term Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                               Annualized   Annualized   Annualized   Annualized
                     One Year      3-Year       5-Year      10-Year    Inception
                       Return      Return       Return       Return      to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal Fund,
Class A                 5.33%       4.56%        5.60%        5.49%        5.77%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Lehman
Brothers 3-10 Year Blended Municipal Bond Index3

[Line Graph Omitted]
[Plot Points Follow]

             Intermediate-Term         Lehman Brothers
              Municipal Fund,         3-10 Year Blended
                  Class A           Municipal Bond Index

8/31/94           10,000                   10,000
8/31/95           10,753                   10,855
8/31/96           11,157                   11,296
8/31/97           12,042                   12,158
8/31/98           12,909                   13,034
8/31/99           12,996                   13,271
8/31/00           13,739                   14,066
8/31/01           14,926                   15,346
8/31/02           15,836                   16,348
8/31/03           16,202                   16,868
8/31/04           17,066                   17,821

1 For the periods ended August 31, 2004. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Blended Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors; general obligation, revenue, insured and pre-refunded bonds.




--------------------------------------------------------------------------------
2                         SEI Tax Exempt Trust / Annual Report / August 31, 2004

Short Duration Municipal Fund


General Market Overview

In a volatile environment, municipals posted positive returns over the course of the fiscal year. Geopolitical concerns and the outlook for economic growth caused yields to move around sharply during the year. Despite a sharp rebound in economic growth, intermediate and long-term municipal yields actually declined, while short-term municipal yields rose in response to the Federal Open Market Committee (the "FOMC") raising the federal funds rate three times over the last fiscal quarter. The FOMC raised rates in response to strong economic growth and incipient inflation concerns. Improving economic growth resulted in increased tax receipts that aided the performance of tax-backed bonds. Low nominal yields resulted in many investors reaching for additional yield in higher yielding revenue bonds. Hospital bonds fared well due to their higher yields, while housing bonds lagged due to their more defensive characteristics during the market rally. Issuance was robust with many municipalities issuing bonds for deficit financing and refinancing outstanding debt for cost savings. Demand was sporadic, with property and casualty insurance companies using profits to purchase municipals, and with individuals largely absent from the municipal market due to historically low yields. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

Fund Performance Overview

The Short Duration Municipal Fund, Class A, (the "Fund") posted a total return of 0.96% from its inception on November 13, 2003 through the fiscal year-end of August 31, 2004 versus 1.30% for the Lehman Brothers 1-Year Municipal Bond Index. Detracting from returns over the period was the Fund's allocation to municipal money securities. Although short-term municipal yields rose, short-term municipal bonds still managed to outperform municipal money securities. Enhancing returns was the Fund's overweight to the outperforming 2-3 year segment of the municipal yield curve. Security selection within the revenue sector enhanced relative performance.



Short Duration Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                                                      Cumulative
                                                                       Inception
                                                                         to Date
--------------------------------------------------------------------------------
Short Duration Municipal Fund, Class A                                     0.96%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short Duration Municipal Fund, Class A, versus the Lehman Brothers 1-Year Municipal Bond
Index 3

[Line Graph Omitted]
[Plot Points Follow]

               Short Duration          Lehman Brothers
               Municipal Fund,        1 Year Municipal
                   Class A               Bond Index

11/30/03           10,000                  10,000
8/31/04            10,092                  10,119

1 For the period ended August 31, 2004. Past performance is no indication of future performance. Shares of the Fund were offered beginning November 13, 2003.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The index has four main sectors; general obligation, revenue, insured and pre-refunded bonds.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                         3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2004


Pennsylvania Municipal Bond Fund


General Market Overview

In a volatile environment, municipals posted positive returns over the course of the fiscal year. Geopolitical concerns and the outlook for economic growth caused yields to move around sharply during the year. Despite a sharp rebound in economic growth, intermediate and long-term municipal yields actually declined. Short-term municipal yields rose in response to the Federal Open Market Committee raising the federal funds rate at the fiscal year-end. Improving economic growth resulted in increased tax receipts that aided the performance of tax-backed bonds. Low nominal yields resulted in many investors reaching for additional yield in higher yielding revenue bonds. Hospital bonds fared well due to their higher yields, while housing bonds lagged due to their more defensive characteristics during the market rally. Issuance was robust with many municipalities issuing bonds for deficit financing and refinancing outstanding debt for cost savings. Demand was sporadic, with property and casualty insurance companies using profits to purchase municipals, and with individuals largely absent from the municipal market due to historically low yields. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2004, the Pennsylvania Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.12% versus 6.04% for the Lehman Brothers MF Pennsylvania Intermediate Municipal Index. With the sharp rally in the municipal market during the fiscal year, the Fund's more defensive posture was the primary driver of underperformance. A shorter duration posture detracted from returns with yields declining during the period. An overweight to higher coupon, more defensive bonds in the housing sector subtracted from performance. Enhancing returns was the Fund's allocation and security selection in the hospital sector. Hospital bonds outperformed, as investors had a preference for the highest yielding securities in a low rate environment.


Pennsylvania Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                               Annualized   Annualized   Annualized   Annualized
                     One Year      3-Year       5-Year      10-Year    Inception
                       Return      Return       Return       Return      to Date
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class A      5.12%       5.07%        5.85%          N/A        5.00%
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class B      5.25%       5.19%        5.98%        5.65%        6.00%


Comparison of Change in the Value of a $10,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the
Lehman Brothers MF Pennsylvania Intermediate Municipal Index 3

[Line Graph Omitted]
[Plot Points Follow]

                Pennsylvania               Lehman Brothers
            Municipal Bond Fund,    MF Pennsylvania Intermediate
                  Class A                 Municipal Index

8/31/98           10,000                      10,000
8/31/99           10,065                      10,143
8/31/00           10,645                      10,751
8/31/01           11,534                      11,739
8/31/02           12,297                      12,572
8/31/03           12,725                      13,004
8/31/04           13,377                      13,789



               Pennsylvania               Lehman Brothers
              Municipal Fund,      MF Pennsylvania Intermediate
                  Class B                 Municipal Index

8/31/94           10,000                      10,000
8/31/95           10,681                      10,892
8/31/96           11,104                      11,303
8/31/97           12,001                      12,168
8/31/98           12,870                      13,119
8/31/99           12,958                      13,307
8/31/00           13,707                      14,104
8/31/01           14,883                      15,400
8/31/02           15,887                      16,493
8/31/03           16,459                      17,059
8/31/04           17,323                      18,089

1 For the periods ended August 31, 2004. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 25, 1998 and August 14, 1989, respectively.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.




--------------------------------------------------------------------------------
4                         SEI Tax Exempt Trust / Annual Report / August 31, 2004

Massachusetts Municipal Bond Fund


General Market Overview

In a volatile environment, municipals posted positive returns over the course of the fiscal year. Geopolitical concerns and the outlook for economic growth caused yields to move around sharply during the year. Despite a sharp rebound in economic growth, intermediate and long-term municipal yields actually declined. Short-term municipal yields rose in response to the Federal Open Market Committee raising the federal funds rate at the fiscal year-end. Improving economic growth resulted in increased tax receipts that aided the performance of tax-backed bonds. Low nominal yields resulted in many investors reaching for additional yield in higher yielding revenue bonds. Hospital bonds fared well due to their higher yields, while housing bonds lagged due to their more defensive characteristics during the market rally. Issuance was robust with many municipalities issuing bonds for deficit financing and refinancing outstanding debt for cost savings. Demand was sporadic, with property and casualty insurance companies using profits to purchase municipals, and with individuals largely absent from the municipal market due to historically low yields. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2004, the Massachusetts Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.91% versus 6.27% for the Lehman Brothers MF Massachusetts Intermediate Municipal Index. An overweight to housing bonds was the primary detractor from returns. While increased tax receipts benefited many tax-backed bonds, the Commonwealth of Massachusetts's bonds lagged amid increased supply concerns. The Fund's underweight to the Commonwealth's bonds enhanced relative performance. An overweight to revenue bonds and security selection within the sector contributed positively to returns. The Fund's overweight and security selection to hospital bonds added to returns, as investors looked for the additional yield provided by these securities. Yield curve positioning was positive, with the Fund's overweight to the long end of the outperforming municipal yield curve.


Massachusetts Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                     Annualized   Annualized   Annualized
                          One Year       3-Year       5-Year    Inception
                            Return       Return       Return      to Date
--------------------------------------------------------------------------------
Massachusetts Municipal
Bond Fund, Class A           5.91%        4.85%        5.88%        4.96%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Lehman Brothers MF Massachusetts Intermediate Municipal Index3

[Line Graph Omitted]
[Plot Points Follows]

                Massachusetts               Lehman Brothers
            Municipal Bond Fund,     MF Massachusetts Intermediate
                   Class A                  Municipal Index

8/31/98             10,000                       10,000
8/31/99             10,007                       10,164
8/31/00             10,582                       10,787
8/31/01             11,554                       11,834
8/31/02             12,276                       12,688
8/31/03             12,576                       13,101
8/31/04             13,319                       13,922

1 For the periods ended August 31, 2004. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                         5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2004


New Jersey Municipal Bond Fund


General Market Overview

In a volatile environment, municipals posted positive returns over the course of the fiscal year. Geopolitical concerns and the outlook for economic growth caused yields to move around sharply during the year. Despite a sharp rebound in economic growth, intermediate and long-term municipal yields actually declined. Short-term municipal yields rose in response to the Federal Open Market Committee raising the federal funds rate at the fiscal year-end. Improving economic growth resulted in increased tax receipts that aided the performance of tax-backed bonds. Low nominal yields resulted in many investors reaching for additional yield in higher yielding revenue bonds. Hospital bonds fared well due to their higher yields, while housing bonds lagged due to their more defensive characteristics during the market rally. Issuance was robust with many municipalities issuing bonds for deficit financing and refinancing outstanding debt for cost savings. Demand was sporadic, with property and casualty insurance companies using profits to purchase municipals, and with individuals largely absent from the municipal market due to historically low yields. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2004 the New Jersey Municipal Bond Fund, Class A (the "Fund") posted a return of 4.96% versus 5.65% for the Lehman Brothers 3-10 Year Blended Municipal Bond Index. The Fund's yield curve posture detracted from returns during the fiscal year. An overweight to the underperforming short end of the municipal curve subtracted from returns. Issue selection in the hospital sector enhanced performance, as investors displayed a preference for the highest yielding bonds in a low rate environment. A slightly longer duration posture added to returns, with yields declining over the course of the fiscal year.


New Jersey Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                            Annualized   Annualized   Annualized
                                 One Year       3-Year       5-Year    Inception
                                   Return       Return       Return      to Date
--------------------------------------------------------------------------------
New Jersey Municipal
Bond Fund, Class A                  4.96%        4.29%        5.32%       4.71%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Lehman Brothers 3-10 Year Blended Municipal Bond Index3

[Line Graph Omitted]
[Plot Points Follow]

                New Jersey               Lehman Brothers
           Municipal Bond Fund,         3-10 Year Blended
                  Class A             Municipal Bond Index

8/31/98           10,000                     10,000
8/31/99           10,129                     10,182
8/31/00           10,634                     10,792
8/31/01           11,568                     11,774
8/31/02           12,252                     12,543
8/31/03           12,504                     12,942
8/31/04           13,124                     13,673

1 For the periods ended August 31, 2004. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Blended Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors; general obligation, revenue, insured and pre-refunded bonds.




--------------------------------------------------------------------------------
6                         SEI Tax Exempt Trust / Annual Report / August 31, 2004

New York Municipal Bond Fund


General Market Overview

In a volatile environment, municipals posted positive returns over the course of the fiscal year. Geopolitical concerns and the outlook for economic growth caused yields to move around sharply during the year. Despite a sharp rebound in economic growth, intermediate and long-term municipal yields actually declined. Short-term municipal yields rose in response to the Federal Open Market Committee raising the federal funds rate at the fiscal year-end. Improving economic growth resulted in increased tax receipts that aided the performance of tax-backed bonds. Low nominal yields resulted in many investors reaching for additional yield in higher yielding revenue bonds. Hospital bonds fared well due to their higher yields, while housing bonds lagged due to their more defensive characteristics during the market rally. Issuance was robust with many municipalities issuing bonds for deficit financing and refinancing outstanding debt for cost savings. Demand was sporadic, with property and casualty insurance companies using profits to purchase municipals, and with individuals largely absent from the municipal market due to historically low yields. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2004, the New York Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.82% versus 6.66% for the Lehman Brothers MF New York Intermediate Municipal Index. An underweight to general obligation bonds, especially those issued by New York City, was the primary driver of underperformance for the Fund during the fiscal year. Renewed profitability in the financial services sector enabled New York City to improve its financial condition, which resulted in its bonds outperforming. Enhancing performance was the Fund's yield curve posture. An overweight to the outperforming long-end segment of the municipal yield curve was positive.


New York Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                            Annualized   Annualized   Annualized
                                 One Year       3-Year       5-Year    Inception
                                   Return       Return       Return      to Date
--------------------------------------------------------------------------------
New York Municipal
Bond Fund, Class A                  5.82%        4.75%        6.03%        5.18%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New York Municipal Bond Fund, Class A, versus the Lehman Brothers MF New York Intermediate Municipal Index3

[Line Graph Omitted]
[Plot Points Follow]

                  New York                Lehman Brothers
            Municipal Bond Fund,     MF New York Intermediate
                   Class A                Municipal Index

8/31/98            10,000                     10,000
8/31/99            10,068                     10,156
8/31/00            10,687                     10,817
8/31/01            11,735                     11,893
8/31/02            12,403                     12,613
8/31/03            12,748                     13,023
8/31/04            13,490                     13,891

1 For the periods ended August 31, 2004. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                         7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2004

California Municipal Bond Fund


General Market Overview

In a volatile environment, municipals posted positive returns over the course of the fiscal year. Geopolitical concerns and the outlook for economic growth caused yields to move around sharply during the year. Despite a sharp rebound in economic growth, intermediate and long-term municipal yields actually declined. Short-term municipal yields rose in response to the Federal Open Market Committee raising the federal funds rate at the fiscal year-end. Improving economic growth resulted in increased tax receipts that aided the performance of tax-backed bonds. Indicative of the growth in state tax revenues was the rating upgrade for the state of California, after a highly publicized budget deficit in 2003. Low nominal yields resulted in many investors reaching for additional yield in higher yielding revenue bonds. Hospital bonds fared well due to their higher yields, while housing bonds lagged due to their more defensive characteristics during the market rally. Issuance was robust with many municipalities issuing bonds for deficit financing and refinancing outstanding debt for cost savings. Demand was sporadic, with property and casualty insurance companies using profits to purchase municipals, and with individuals largely absent from the municipal market due to historically low yields. On an after-tax basis, municipals remained a compelling investment versus other fixed income investments.

Fund Performance Overview

For the fiscal year ended August 31, 2004, the California Municipal Bond Fund, Class A, (the "Fund") posted a total return of 5.78% versus 6.87% for the Lehman Brothers MF California Intermediate Municipal Index. Last year's highly publicized budget deficit caused California bonds to underperform, but a rebounding economy and the groundswell support for Governor Arnold Schwarzenegger enabled California to be one of the best performing states over the course of the fiscal year. Rebounding revenues and the new governor's ability to navigate the state's political gridlock resulted in an upgrade of the state's credit rating by the major rating agencies. Within this environment, the Fund's underweight to bonds issued by the state was the primary driver of underperformance during the year. An overweight to the underperforming short end of the municipal yield curve detracted from relative performance. Enhancing returns was the Fund's slightly longer duration posture in a declining rate environment. Security selection in BBB rated bonds added to returns, as investors had a preference for the highest yielding bonds in a low rate environment.

California Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------
                                            Annualized   Annualized   Annualized
                                 One Year       3-Year       5-Year    Inception
                                   Return       Return       Return      to Date
--------------------------------------------------------------------------------
California Municipal
Bond Fund, Class A                  5.78%        4.25%        5.65%       5.21%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the California Municipal Bond Fund, Class A, versus the Lehman Brothers MF California Intermediate Municipal Index3

[Line Graph Omitted]
[Plot Points Follow]

                California               Lehman Brothers
           Municipal Bond Fund,    MF California Intermediate
                  Class A                Municipal Index

8/31/98           10,000                     10,000
8/31/99           10,240                     10,176
8/31/00           10,997                     10,921
8/31/01           11,898                     11,851
8/31/02           12,559                     12,602
8/31/03           12,745                     12,869
8/31/04           13,481                     13,753

1 For the periods ended August 31, 2004. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.




--------------------------------------------------------------------------------
8                         SEI Tax Exempt Trust / Annual Report / August 31, 2004

SEI TAX EXEMPT TRUST -- AUGUST 31, 2004


Report of Independent Registered Public Accounting Firm



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of SEI Tax Exempt Trust (comprising the Tax Free Fund, California Tax Exempt Fund, Institutional Tax Free Fund, Massachusetts Tax Free Fund, Pennsylvania Tax Free Fund, Intermediate-Term Municipal Fund, Short Duration Municipal Fund, Pennsylvania Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, and California Municipal Bond Fund) (the "Trust") as of August 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended August 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through August 31, 2001 for the Trust were audited by other auditors who have ceased operations and whose report dated October 8, 2001 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Tax Exempt Trust, as of August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP


Philadelphia, Pennsylvania
October 15, 2004




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                         9

STATEMENT OF NET ASSETS


Tax Free Fund
August 31, 2004
--------------------------------------------------------------------------------

[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

18.9% Industrial Development
18.6% Healthcare
15.8% Education1.1% Power
14.0% General Obligations
13.0% Housing
 7.6% General Revenue
 2.4% Utilities
 1.9% Water
 1.8% Nursing Homes
 1.7% Public Facilities
 1.7% Transportation
 1.1% Board Bank Revenue
 0.4% Pollution

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.9%
ALABAMA -- 0.3%
   Lee County, Industrial Development Authority,
     Lifesouth Community Blood Center Project,
     RB (A) (B) (C)
        1.330%, 12/01/19                               $ 2,280         $  2,280
                                                                       --------
ARIZONA -- 1.3%
   Rancho Ladera, Ser A, COP (A) (B) (C)
        1.460%, 10/01/08                                10,300           10,300
                                                                       --------
ARKANSAS -- 0.6%
   Pulaski County, Lease Purchase Project, Ser B,
     RB (A) (B) (E)
        1.420%, 03/01/07                                 5,000            5,000
                                                                       --------
CALIFORNIA -- 1.1%
   ABAG, Finance Authority for Non-Profit
     Corporations, Jewish Community
     Center Project, RB (A) (B) (C)
        1.360%, 11/15/31                                 1,650            1,650
   Anaheim, High School District, School
     Facilities Bridge Funding Project,
     COP, FSA (A) (B)
        1.300%, 09/01/29                                 1,100            1,100
   Bay Area, Toll Authority, San Francisco Bay
     Area Project, Ser C, RB, AMBAC (A) (B)
        1.300%, 04/01/25                                   665              665
   California State, Educational Facilities
     Authority, University of Southern
     California Project, Ser C, RB (A) (B)
        1.010%, 10/01/33                                 1,500            1,500

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Infrastructure & Economic
     Development Authority, J. Paul Getty
     Project, Ser B, RB (A) (B)
        1.170%, 04/01/33                               $ 1,000         $  1,000
   Carlsbad, Unified School District,
     School Facilities Bridge Funding Project,
     COP, FSA (A) (B)
        1.300%, 09/01/24                                   700              700
   Hemet, Multi-Family Housing Authority, Sunwest
     Retirement Project, Ser A, RB (A) (B) (E)
        1.340%, 01/01/25                                 1,450            1,450
   Long Beach, Board Finance Authority, Long
     Beach Museum of Art Project, RB (A) (B) (C)
        1.320%, 09/01/09                                   300              300
                                                                       --------
                                                                          8,365
                                                                       --------
COLORADO -- 5.5%
   Arapahoe County, Water & Wastewater Authority,
     Ser A, RB (A) (B) (C)
        1.350%, 12/01/33                                 3,000            3,000
   Arvada, Water Authority, RB,
     FSA (A) (B)
        1.300%, 11/01/20                                 1,400            1,400
   Boulder County, Development Authority,
     Geological Society of America Project,
     Ser 92, RB (A) (B) (C)
        1.300%, 12/01/08                                 1,005            1,005
   Boulder, Health Facilities Authority,
     Community Hospital Project, RB
     (A) (B) (C)
        1.480%, 10/01/30                                15,950           15,950
   Castlewood Ranch, Metropolitan
     District, GO (A) (B) (C)
        1.150%, 12/01/31                                 1,250            1,250
   Colorado State, Health Facilities
     Authority, Visiting Nurse Project,
     Ser A, RB (A) (B) (C)
        1.380%, 07/01/31                                 1,125            1,125
   Colorado State, Multi-Family Housing
     Authority, Winridge Apartments
     Project, RB (A) (B) (E)
        1.300%, 02/15/28                                   500              500
   Colorado State, Single-Family Housing
     Authority, Cl AI-5, RB
        1.750%, 08/01/05                                 4,000            4,000
   Denver (City & County), Multi-Family
     Housing Authority, Ogden
     Residences Project, RB (A) (B) (C)
        1.350%, 12/01/29                                 1,500            1,500


--------------------------------------------------------------------------------
10                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   El Paso, Multi-Family Housing Authority,
     Boarglen Apartments Project, RB (A) (B) (E)
        1.300%, 12/01/24                               $ 4,605         $  4,605
   NBC, Metropolitan District Authority,
     GO (A) (B) (C)
        1.420%, 12/01/30                                 1,000            1,000
   Pitkin County, Industrial Development
     Authority, Aspen Skiing Project,
     Ser A, RB (A) (B) (C)
        1.350%, 04/01/16                                 2,200            2,200
   Superior, Metropolitan District No. 1,
     RB (A) (B) (C)
        1.420%, 12/01/27                                 2,000            2,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B) (C)
        1.300%, 04/01/10                                 2,100            2,100
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
        1.300%, 12/01/31                                 1,000            1,000
                                                                       --------
                                                                         42,635
                                                                       --------
DELAWARE -- 0.9%
   Delaware State, Economic
     Development Authority, Hospital
     Billing Project, Ser B,
     RB, AMBAC (A) (B)
        1.340%, 12/01/15                                   800              800
   Delaware State, Economic Development
     Authority, School House Project,
     RB (A) (B) (C)
        1.400%, 12/01/15                                 3,100            3,100
   Delaware State, Economic
     Development Authority, Wilmington
     Montessori School Project,
     RB (A) (B) (C)
        1.390%, 05/01/20                                 2,695            2,695
                                                                       --------
                                                                          6,595
                                                                       --------
DISTRICT OF COLUMBIA -- 0.5%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
        1.330%, 06/01/25                                 3,800            3,800
                                                                       --------
FLORIDA -- 4.0%
   Florida State, Multi-Family Housing Authority,
     Lakeside North Project, RB (A) (B) (E)
        1.350%, 06/01/34                                 2,800            2,800

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (B) (E)
        1.300%, 12/01/29                               $ 2,000         $  2,000
   Fort Pierce, Health Facilities Authority,
     New Horizons Project, RB
     (A) (B) (C)
        1.330%, 10/01/17                                 2,805            2,805
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B) (C)
        1.150%, 02/01/14                                 3,600            3,600
   Miami-Dade County, Industrial Development
     Authority, Saral Publications Project,
     RB (A) (B) (C)
        1.330%, 04/01/08                                   800              800
   Orange County, Industrial Development
     Authority, University of Central Florida
     Foundation Project, Ser A, RB (A) (B) (C)
        1.330%, 02/01/16                                 2,000            2,000
   Orange County, Multi-Family Housing Authority,
     Post Fountains Project, RB (A) (B) (E)
        1.300%, 06/01/25                                 1,000            1,000
   Pasco County, Multi-Family Housing Finance
     Authority, Carlton Arms Magnolia Project,
     RB (A) (B) (C)
        1.450%, 12/01/07                                 1,000            1,000
   Pasco County, School Board Authority,
     COP, AMBAC (A) (B)
        1.320%, 08/01/26                                 5,000            5,000
   Pinellas County, Healthcare Facilities
     Authority, Pooled Hospital Loan
     Program, RB, AMBAC (A) (B)
        1.360%, 12/01/15                                 9,970            9,970
   Volusia County, Housing Finance Authority, Sun
     Pointe Apartments Project, Ser H,
     RB (A) (B) (C)
        1.320%, 12/01/05                                   250              250
                                                                       --------
                                                                         31,225
                                                                       --------
GEORGIA -- 5.5%
   Catoosa County, Industrial Development
     Authority, Galaxy Carpet Project,
     RB (A) (B) (C)
        1.350%, 12/01/06                                 6,500            6,500
   Cobb County, Residential Facilities for the
     Elderly, A.G. Rhodes Home Project,
     RB (A) (B) (C)
        1.330%, 04/01/16                                   585              585
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A) (B)
        1.400%, 01/01/12                                   980              980


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        11

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   DeKalb County, Multi-Family Housing
     Authority, Winters Creek Apartments
     Project, RB (A) (B) (E)
        1.300%, 06/15/25                               $ 1,400         $  1,400
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B) (C)
        1.330%, 12/01/07                                 4,350            4,350
   Fulton County, Development Authority,
     Arthritis Foundation Project, RB
     (A) (B) (C)
        1.330%, 12/01/16                                 1,035            1,035
   Fulton County, Industrial Development
     Authority, Holy Innocents School
     Project, RB (A) (B) (C)
        1.330%, 02/01/18                                 1,720            1,720
   Fulton County, Multi-Family Housing Authority,
     Champions Green Apartments Project, Ser B,
     RB (A) (B)
        1.300%, 10/01/25                                 4,200            4,200
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (B) (E)
        1.340%, 06/01/23                                 1,400            1,400
   Gwinnett County, Development Authority,
     Wesleyan School Project, RB (A) (B) (C)
        1.330%, 03/01/17                                   335              335
        1.330%, 03/01/21                                 2,900            2,900
   Macon-Bibb County, Hospital Authority,
     Medical Center of Central Georgia
     Project, RB (A) (B) (C)
        1.330%, 12/01/18                                 2,300            2,300
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B) (C)
        1.250%, 01/15/09                                 4,200            4,200
   Marietta, Multi-Family Housing
     Authority, Winterset Apartments
     Project, RB (A) (B) (C)
        1.300%, 02/01/26                                 1,200            1,200
   Monroe County, Industrial Development
     Authority, Baptist Village Project,
     RB (A) (B) (C)
        1.330%, 08/01/18                                 1,500            1,500
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (B) (E)
        1.300%, 06/15/25                                 2,000            2,000
   Savannah, Economic Development Authority,
     Westside Urban Health Center Project,
     Ser A, RB (A) (B) (C)
        1.380%, 03/01/18                                   150              150

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Savannah, Multi-Family Housing
     Authority, Somerset Wharf Project,
     Ser B, RB (A) (B) (E)
        1.330%, 06/15/26                               $ 3,400         $  3,400
   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project,
     RB (A) (B) (E)
        1.330%, 06/01/25                                   700              700
   Thomasville, Hospital Authority, J.D.
     Archbold Project, RB (A) (B) (C)
        1.330%, 11/01/23                                 2,000            2,000
                                                                       --------
                                                                         42,855
                                                                       --------
ILLINOIS -- 6.2%
   Aurora, Economic Development Authority, Aurora
     Christian School Project, RB (A) (B) (C)
        1.330%, 06/01/29                                 7,830            7,830
   Chicago School Finance Authority,
     Ser B, GO, FSA
        5.000%, 06/01/05                                 1,000            1,026
   Illinois State, Development Financing
     Authority, American College Occupational
     Project, RB (A) (B) (C)
        1.500%, 10/01/18                                 1,360            1,360
   Illinois State, Development Financing
     Authority, Christian Brothers Services
     Project, RB (A) (B) (C)
        1.500%, 05/01/20                                 1,600            1,600
   Illinois State, Development Financing
     Authority, The Uno-Ven Project,
     RB (A) (B) (C)
        1.350%, 09/01/08                                   400              400
   Illinois State, Educational Facilities
     Authority, Adler Planetarium Project,
     RB (A) (B) (C)
        1.340%, 04/01/31                                 2,600            2,600
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B)
        1.350%, 03/01/27                                 1,050            1,050
   Illinois State, Educational Facilities
     Development Financing Authority, Creative
     Childrens Academy Project, RB (A) (B) (C)
        1.500%, 10/01/28                                 2,700            2,700
   Illinois State, Toll Highway Authority,
     Ser B, RB, FSA (A) (B)
        1.330%, 01/01/16                                 4,900            4,900
   Lake County, Community High School
     District No. 117, GO
        9.000%, 12/01/04                                 1,540            1,569


--------------------------------------------------------------------------------
12                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lakemoor, Multi-Family Housing
     Authority, Housing Mortgage Project,
     Ser C, RB (A) (B) (C)
        1.410%, 12/01/20                               $ 6,400         $  6,400
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B) (C)
        1.550%, 05/01/35                                 4,400            4,400
   Mundelein, Industrial Development Authority,
     1200 Town Line Road Project, RB (A) (B) (C)
        1.350%, 01/01/06                                 2,600            2,600
   Rockford, Wesley Willows Obligation,
     RB (A) (B) (C)
        1.390%, 04/01/32                                 2,000            2,000
   Skokie, Economic Development Authority, Skokie
     Fashion Square Project, RB (A) (B) (C)
        1.700%, 12/01/14                                 4,350            4,350
   Winnebago & Boone Counties, School District
     No. 205, TAN
        2.280%, 10/29/04                                 3,500            3,505
                                                                       --------
                                                                         48,290
                                                                       --------
INDIANA -- 7.7%
   Carmel Clay, TAW
        2.000%, 12/31/04                                 3,645            3,653
   Clay, Independent School Buildings,
     First Mortgage Project, RB, FGIC
        2.000%, 01/15/05                                 1,270            1,274
   Franklin, Multi-School Project, BAN
        2.000%, 09/01/04                                 2,250            2,250
   Goshen, Community Schools Project, TAW
        1.480%, 12/31/04                                 2,495            2,495
   Greater Clark County, TAW
        1.700%, 12/31/04                                 4,000            4,005
   Indiana State, Bond Bank, Ser A, RB
        2.000%, 01/25/05                                 8,500            8,530
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B) (C)
        1.500%, 07/01/26                                 3,400            3,400
   Indiana State, Health Facilities Financing
     Authority, Ascension Health Credit Group
     Project, Ser A-2, RB (A) (B)
        1.730%, 11/15/36                                 3,000            3,000
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Credit Group Project,
     Ser A-4, RB (A) (B)
        1.050%, 11/15/36                                 2,000            2,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities Financing
     Authority, Baptist Homes of Indiana
     Project, RB (A) (B) (C)
        1.330%, 11/01/30                               $ 8,360         $  8,360
   Indiana State, Health Facilities Financing
     Authority, Bethesda Living Center Project,
     Ser B, RB (A) (B) (C)
        1.350%, 08/01/31                                 1,275            1,275
   Indiana State, Health Facilities Financing
     Authority, Capital Access Pool Program,
     RB (A) (B) (C)
        1.300%, 01/01/20                                 5,600            5,600
   Indiana State, Health Facilities Financing
     Authority, Capital Access Pool Program,
     Ser A, RB (A) (B) (C)
        1.300%, 04/01/12                                 1,315            1,315
   Indiana State, Health Facilities Financing
     Authority, Lutherwood Project, RB (A) (B) (C)
        1.390%, 07/01/10                                   585              585
   Indiana State, Health Facilities Financing
     Authority, Margaret Mary Community Hospital
     Project, Ser A, RB (A) (B) (C)
        1.400%, 12/01/29                                 1,200            1,200
   Indiana State, Hospital Financing Authority,
     Ser A, RB, MBIA (A) (B)
        1.300%, 12/01/15                                 5,200            5,200
   Indiana State, Industrial Finance Development
     Authority, Goodwill Industries Center
     Project, RB (A) (B) (C)
        1.390%, 06/01/16                                 1,645            1,645
   Mishawaka, TAW
        1.480%, 12/31/04                                 4,500            4,500
                                                                       --------
                                                                         60,287
                                                                       --------
IOWA -- 2.5%
   Iowa State, Healthcare Facilities Authority,
     Care Initiatives Project, RB (A) (B) (C)
        1.400%, 11/01/32                                   550              550
   Iowa State, Higher Education Loan Authority,
     Private College Facilities, Des Moines
     Project, RB (A) (B) (C)
        1.400%, 10/01/33                                 3,200            3,200
   Iowa State, Higher Education Loan Authority,
     Private College Facilities, Wartburg
     Project, RB (A) (B) (C)
        1.400%, 03/01/30                                   400              400
   Iowa State, Higher Education Loan Authority,
     Private Colleges Facilities, Loras College
     Project, RB (A) (B) (C)
        1.350%, 11/01/30                                   500              500
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        13

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Private Colleges Facilities,
     Morningside College Project,
     RB (A) (B) (C)
        1.400%, 07/01/26                               $ 3,800         $  3,800
   Iowa State, Warrant Certificates,
     Ser A, COP, FSA
        3.000%, 06/30/05                                 5,000            5,057
   Iowa State, Warrant Certificates,
     Ser B, COP, FSA
        2.000%, 01/28/05                                 6,000            6,024
                                                                       --------
                                                                         19,531
                                                                       --------
KANSAS -- 2.0%
   Kansas State, Development Finance
     Authority, Hays Medical Center
     Project, Ser N, RB (A) (B) (C)
        1.400%, 05/15/26                                 1,500            1,500
   Kansas State, Development Finance
     Authority, Village of Shalom
     Obligation Group, Ser BB, RB
     (A) (B) (C)
        1.350%, 11/15/28                                 1,100            1,100
   Olathe, Health Facilities Authority,
     Olathe Medical Center Project,
     Ser A, RB, AMBAC (A) (B)
        1.350%, 09/01/32                                 6,700            6,700
   Prairie Village, Multi-Family Housing
     Authority, Corinth Place Apartments
     Project, RB (A) (B)
        1.340%, 11/01/30                                 2,350            2,350
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A) (B)
        1.530%, 12/01/14                                   495              495
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B) (C)
        1.410%, 12/01/28                                 3,805            3,805
                                                                       --------
                                                                         15,950
                                                                       --------
KENTUCKY -- 4.3%
   Kentucky State, Asset Liability
     Commission, Ser A, TRAN
        3.000%, 06/29/05                                16,000           16,188
   Kentucky State, Association of
     Counties, Ser A, TRAN
        3.000%, 06/30/05                                13,000           13,140
   Kentucky State, Economic Development Finance
     Authority, Adventist Health Systems, Ser A,
     RB (A) (B) (C)
        1.330%, 11/15/27                                 1,350            1,350

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lexington-Fayette Urban County, Government
     Residential Facilities, Richmond Place
     Project, RB (A) (B) (C)
        1.070%, 04/01/15                               $ 2,630         $  2,630
                                                                       --------
                                                                         33,308
                                                                       --------
LOUISIANA -- 0.2%
   New Orleans, Aviation Board Authority,
     Ser C, GO, MBIA (A) (B)
        1.320%, 08/01/11                                   755              755
   New Orleans, Industrial Development
     Authority, Spectrum Control Technology
     Project, RB (A) (B) (C)
        1.340%, 03/01/07                                   700              700
                                                                       --------
                                                                          1,455
                                                                       --------
MAINE -- 0.3%
   Maine, Health & Higher Educational
     Authority, New England Project,
     Ser E, RB, AMBAC (A) (B)
        1.310%, 12/01/25                                 2,325            2,325
                                                                       --------
MARYLAND -- 0.8%
   Anne Arundel County, Kellington
     Association Project, RB (A) (B) (C)
        1.300%, 06/15/11                                   950              950
   Maryland State, Economic
     Development Authority, Goodwill
     Industrial Project, RB (A) (B) (C)
        1.330%, 09/01/24                                 2,430            2,430
   Maryland State, Health & Higher Education
     Facilities Authority, Barnesville School
     Issue, RB (A) (B) (C)
        1.330%, 09/01/24                                 2,875            2,875
                                                                       --------
                                                                          6,255
                                                                       --------
MASSACHUSETTS -- 10.9%
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B) (C)
        1.300%, 11/01/24                                 1,500            1,500
   Chicopee, BAN
        2.000%, 11/19/04                                12,000           12,021
   Dracut, BAN
        2.500%, 01/28/05                                 1,000            1,004
   Marblehead, BAN
        3.000%, 08/19/05                                 7,000            7,102
   Massachusetts State, Development
     FInance Agency, New England
     Deaconess Association Project,
     RB (A) (B) (C)
        1.330%, 06/01/34                                 4,000            4,000
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B) (C)
        1.310%, 07/01/31                                 7,000            7,000
--------------------------------------------------------------------------------
14                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Cardinal Cushing
     Centers Project, RB (A) (B) (C)
        1.320%, 02/01/33                               $ 2,000         $   2,000
   Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A) (B)
        1.360%, 06/01/30                                 2,200            2,200
   Massachusetts State, Development
     Finance Agency, Loomis Communities
     Project, Ser B, RB (A) (B) (C)
        1.300%, 03/01/10                                   800              800
   Massachusetts State, Development
     Finance Agency, Ocean Spray
     Cranberries Project, RB (A) (B) (C)
        1.310%, 10/15/11                                 2,315            2,315
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB (A) (B) (C)
        1.420%, 11/01/28                                 1,915            1,915
   Massachusetts State, Development
     Finance Agency, Smith College
     Project, RB (A) (B)
        1.320%, 07/01/29                                   900              900
   Massachusetts State, Federal Highway
     Authority, RB (A) (B)
        1.330%, 06/15/09                                 1,800            1,800
   Massachusetts State, GO, MBIA (A) (B)
        1.330%, 05/01/09                                 4,995            4,995
   Massachusetts State, Health & Educational
     Facilities Authority, Berklee College of
     Music Project, Ser D, RB, MBIA (A) (B)
        1.250%, 10/01/27                                 1,500            1,500
   Massachusetts State, Health & Educational
     Facilities Authority, Capital Assets
     Program, Ser E, RB (A) (B) (C)
        1.360%, 01/01/35                                 1,100            1,100
   Massachusetts State, Health & Educational
     Facilities Authority, Emmanuel College
     Project, RB (A) (B) (C)
        1.340%, 07/01/33                                 3,500            3,500
   Massachusetts State, Health & Educational
     Facilities Authority, Essex Museum Project,
     RB (A) (B) (C)
        1.270%, 07/01/33                                 3,500            3,500
   Massachusetts State, Health & Educational
     Facilities Authority, Falmouth Assisted
     Living Project, Ser A, RB (A) (B) (C)
        1.290%, 11/01/26                                 2,200            2,200

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health & Educational
     Facilities Authority, Merlots Project,
     Ser A14, RB (A) (B)
        1.380%, 07/01/32                               $ 1,500         $  1,500
   Massachusetts State, Health & Educational
     Facilities Authority, University of
     Massachusetts Project, Ser A, RB (A) (B) (C)
        1.320%, 11/01/30                                 2,400            2,400
   Massachusetts State, Health & Educational
     Facilities Authority, Williams College
     Issue, Ser E, RB (A) (B)
        1.330%, 08/01/14                                   950              950
   Massachusetts State, Housing Finance Agency,
     Ser F, RB, FSA (A) (B)
        1.320%, 12/01/37                                 1,000            1,000
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing Project,
     Ser A, RB (A) (B) (E)
        1.330%, 01/15/10                                   900              900
   Massachusetts State, Industrial Finance
     Agency, Goddard House Project, Ser 1995,
     RB (A) (B) (C)
        1.340%, 11/01/25                                   200              200
   Massachusetts State, Industrial Finance
     Agency, Milton Academy Issue,
     RB, MBIA (A) (B)
        1.360%, 03/01/27                                 1,700            1,700
   Massachusetts State, Ser A63, GO,
        FGIC (A) (B)
        1.380%, 01/01/22                                 5,500            5,500
   Massachusetts State, Turnpike
     Authority, Ser 334, RB,
     MBIA (A) (B)
        1.320%, 01/01/37                                 1,000            1,000
   Pembroke, BAN
        3.000%, 08/04/05                                 1,000            1,013
   Walpole, BAN
        2.000%, 11/04/04                                 4,000            4,007
   Watertown, BAN
        2.000%, 11/12/04                                 4,000            4,007
                                                                       --------
                                                                         85,529
                                                                       --------
MICHIGAN -- 5.6%
   Cedar Rapids, Cedar Springs Public
     School District, State Aid Notes
        2.100%, 08/22/05                                 1,500            1,506
   Detroit, Water Supply Systems, Senior
     Lien, Ser B, RB, MBIA (A) (B)
        1.330%, 07/01/23                                13,000           13,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        15

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Eastern Michigan, University Revenue
     Authority, RB, FGIC (A) (B)
        1.350%, 06/01/27                               $   900         $    900
   Farmington Hills, Botsford General
     Hospital Project, Ser B, RB,
     MBIA (A) (B)
        1.400%, 02/15/16                                   600              600
   Huron County, Economic Development
     Authority, Huron Memorial Hospital
     Project, RB (A) (B) (C)
        1.320%, 10/01/28                                 4,000            4,000
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni Project,
     RB (A) (B) (C)
        1.320%, 12/01/14                                   800              800
   Michigan State, Building Authority,
     Ser B10, RB, MBIA (A) (B)
        1.400%, 10/15/29                                 5,000            5,000
   Michigan State, Housing Development
     Authority, Courtyards of Taylor
     Project, Ser A, RB (A) (B) (E)
        1.340%, 08/15/32                                 1,300            1,300
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B) (C)
        1.280%, 12/01/14                                 1,000            1,000
   Michigan State, Ser A, GO
        2.000%, 09/30/04                                 3,000            3,002
   Michigan State, Strategic Fund, Detroit
     Symphony Project, Ser A, RB
     (A) (B) (C)
        1.350%, 06/01/31                                 3,355            3,355
   Michigan State, Strategic Fund, Van Andel
     Research Institute Project, RB (A) (B) (C)
        1.350%, 11/01/27                                 2,600            2,600
   Northern Michigan, University Revenue
     Authority, Ser A, RB, FGIC (A) (B)
        1.350%, 06/01/31                                 2,745            2,745
   Northville Township, Economic Development
     Authority, Thrifty Northville Project,
     RB (A) (B) (C)
        1.320%, 05/01/14                                 1,000            1,000
   Sterling Heights, Economic Development
     Authority, Sterling Shopping Center
     Project, RB
     (A) (B) (C)
        1.340%, 12/01/10                                 2,760            2,760
                                                                       --------
                                                                         43,568
                                                                       --------
MINNESOTA -- 2.1%
   Big Lake, Independent School District
     No. 727, Ser A, GO
        3.000%, 09/12/05                                 3,000            3,042

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Brooklyn, Center Development
     Authority, Brookdale Project,
     RB (A) (B) (C)
        1.400%, 12/01/14                               $   100         $    100
   Cohasset, Power & Light Project,
     Ser A, RB (A) (B) (C)
        1.350%, 06/01/20                                 2,100            2,100
   Lauderdale, Children's Home Society
        Project RB (A) (B) (C)
        1.450%, 12/01/30                                 1,215            1,215
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B) (C)
        1.400%, 11/01/15                                 3,240            3,240
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority, Childrens
     Healthcare System Project, Ser B,
     RB, FSA (A) (B)
        1.350%, 08/15/25                                 3,800            3,800
   Minnesota State, Higher Education
     Facilities Authority, Olaf College
     Project, RB (A) (B) (C)
        1.350%, 10/01/20                                 2,825            2,825
                                                                       --------
                                                                         16,322
                                                                       --------
MISSOURI -- 2.2%
   Clayton, Industrial Development Authority,
     Bailey Court Project, RB (A) (B) (C)
        1.460%, 01/01/09                                 1,500            1,500
   Kansas City, Industrial Development Authority,
     Bethesda Living Center Project, Ser A,
     RB (A) (B) (C)
        1.350%, 08/01/31                                 2,800            2,800
   Kansas City, Industrial Development Authority,
     Ewing Marion Kaufman Foundation Project,
     RB (A) (B)
        1.350%, 04/01/27                                 3,400            3,400
   Kansas City, Industrial Development Authority,
     Ewing Marion Kaufman Foundation Project,
     Ser A, RB (A) (B)
        1.350%, 04/01/27                                 1,300            1,300
   Kansas City, Industrial Development Authority,
     Woodlands Partners Project, RB (A) (B) (E)
        1.370%, 02/15/31                                 4,045            4,045
   Missouri State, Financial Board Cultural
     Facility, Nelson Gallery Funding Project,
     Ser B, RB, MBIA (A) (B)
        1.350%, 12/01/31                                 1,400            1,400
   Missouri State, Health & Educational
     Facilities Authority, Christian Brothers
     Project, Ser A, RB (A) (B) (C)
        1.400%, 10/01/32                                   100              100
--------------------------------------------------------------------------------
16                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, Rockhurst
     University Project, RB (A) (B) (C)
        1.350%, 11/01/32                               $   700         $   700
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A) (B)
        1.400%, 07/01/32                                   295              295
   University of Missouri, University
     Revenue Authority, Ser A,
     RB (A) (B)
        1.350%, 11/01/31                                 1,500            1,500
                                                                       --------
                                                                         17,040
                                                                       --------
MONTANA -- 0.7%
   Montana State, Health Facilities Authority,
     Healthcare Pooled Loan Program, Ser A, RB,
     FGIC (A) (B)
        1.330%, 12/01/15                                 5,750            5,750
                                                                       --------
NEBRASKA -- 0.4%
   Lancaster County, Hospital Authority,
     Bryan Leigh Medical Center Project,
     RB, AMBAC (A) (B)
        1.350%, 06/01/18                                   365              365
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A) (B)
        1.400%, 09/01/20                                 1,990            1,990
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, RB (A) (B) (C)
        1.350%, 08/01/31                                   900              900
                                                                       --------
                                                                          3,255
                                                                       --------
NEW YORK -- 1.4%
   Albany, Industrial Development Agency,
     Research Foundation of the State
     University of New York Project,
     Ser A, RB (A) (B)
        1.400%, 07/01/32                                   300              300
   Great Neck, Union Free School
     District, TAN
        3.000%, 06/21/05                                 1,500            1,519
   New York City, Municipal Water Financing
     Authority, Fiscal Year 2003 Project,
     Sub-Ser C-1, RB (A) (B)
        1.350%, 06/15/18                                 3,850            3,850
   New York City, Municipal Water Financing
     Authority, Ser F-1, RB (A) (B)
        1.350%, 06/15/33                                 2,150            2,150
   New York City, Ser A-4, GO (A) (B) (C)
        1.350%, 08/01/21                                 2,200            2,200

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Thruway & Highway
     Board, Ser B, RB
        2.000%, 04/01/05                               $ 1,000         $  1,003
   Suffolk County, Water Authority,
     BAN (A) (B)
        1.300%, 01/01/08                                   200              200
                                                                       --------
                                                                         11,222
                                                                       --------
NORTH CAROLINA -- 0.3%
   North Carolina State, Medical Care Community
     Healthcare Facilities Authority, Carolina
     Meadows Income Project, RB (A) (B) (C)
        1.350%, 06/01/28                                 2,200            2,200
                                                                       --------
OHIO -- 2.1%
   Lima, Refunding & Improvement Authority, Lima
     Memorial Hospital Project, RB (A) (B) (C)
        1.390%, 12/01/10                                 1,830            1,830
   Lorain County, Industrial Development
     Authority, Regional Medical Center Project,
     RB (A) (B) (C)
        1.390%, 05/01/22                                 1,320            1,320
   New Albany, Community Authority,
     Infrastructure Improvement Project, Ser C,
     RB (A) (B) (C)
        1.320%, 02/01/25                                 4,200            4,200
   Ohio State, Higher Educational Facilities
     Commission, Mount Union College Project,
     RB (A) (B) (C)
        1.340%, 09/01/20                                 2,750            2,750
   Painesville, Local School District, BAN
        1.760%, 02/17/05                                 2,000            2,003
   South Point, Local School District, BAN
        2.000%, 10/12/04                                 1,000            1,001
   Stark County, Industrial Development
     Authority, Newmarket Packaging Limited
     Project, RB (A) (B) (C)
        1.350%, 11/01/14                                 1,480            1,480
   Summit County, Industrial Development
     Authority, Arlington Plaza Project,
     RB (A) (B) (C)
        1.300%, 09/01/15                                 1,750            1,750
   University of Toledo, General Authority,
     RB, FGIC (A) (B)
        1.350%, 06/01/32                                   195              195
                                                                       --------
                                                                         16,529
                                                                       --------
OKLAHOMA -- 0.7%
   Lawton, Water Authority, RB, AMBAC
        4.500%, 09/01/04                                 2,450            2,450
   Tulsa, Industrial Authority, Childrens'
     Coalition Project, RB (A) (B) (C)
        1.500%, 04/01/15                                 2,660            2,660
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        17

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Tulsa, Industrial Development Authority,
     County Housing Funding Project,
     RB (A) (B)
        1.390%, 10/01/32                               $  625          $    625
                                                                       --------
                                                                          5,735
                                                                       --------
OREGON -- 0.1%
   Multnomah County, Higher Education
     Authority, Concordia University Portland
     Project, RB (A) (B) (C)
        1.400%, 12/01/29                                   870              870
                                                                       --------
PENNSYLVANIA -- 8.9%
   Allegheny County, Hospital Development
     Authority, UPMC Senior Living Project,
     RB (A) (B) (E)
        1.340%, 07/15/28                                   500              500
   Allegheny County, Industrial Development
     Authority, Commercial Development, Two
     Marquis Project, RB (A) (B) (C)
        1.390%, 12/01/14                                 3,280            3,280
   Allegheny County, Industrial Development
     Authority, Jewish Home & Hospital Project,
     Ser B, RB (A) (B) (C)
        1.340%, 10/01/26                                 1,910            1,910
   Allegheny County, Industrial Development
     Authority, Pittsburgh Theological Society
     Project, RB (A) (B) (C)
        1.650%, 08/01/31                                 1,500            1,500
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        1.350%, 12/01/04                                 2,050            2,050
   Bucks County, Industrial Development
     Authority, Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        1.350%, 10/01/34                                 1,000            1,000
   Bucks County, Ser A, TRAN
        2.000%, 12/31/04                                 1,500            1,504
   Chester County, Industrial Development
     Authority, The Woods Project, RB
     (A) (B) (C)
        1.340%, 03/31/15                                 1,150            1,150
   Cumberland County, Municipal Authority,
     Dickinson College Project,
     Ser B, RB, AMBAC (A) (B)
        1.110%, 11/01/24                                 3,105            3,105
   Cumberland County, Municipal Authority,
     Wesley Affiliated Services Project,
     Ser C, RB (A) (B) (C)
        1.330%, 01/01/37                                 1,495            1,495

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Dallastown, Area School District
     Authority, GO, FGIC (A) (B)
        1.370%, 05/01/20                               $ 1,245         $  1,245
   Delaware County, Industrial Development
     Authority, The Agnes Irwin School Project,
     RB (A) (B) (C)
        1.300%, 10/01/33                                 1,900            1,900
   Delaware Valley, Regional Finance
     Authority, RB (A) (B)
        1.370%, 07/01/27                                 1,000            1,000
   Erie County, Hospital Authority,
     Ser 820, RB, MBIA (A) (B)
        1.360%, 07/01/22                                 1,900            1,900
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B) (C)
        1.340%, 10/01/24                                 1,800            1,800
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.420%, 04/15/27                                   460              460
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B) (C)
        1.340%, 07/01/33                                 1,530            1,530
   Lehigh County, General Purpose
     Authority, Phoebe-Devitt Homes
     Project, Ser B, RB (A) (B) (C)
        1.330%, 05/15/21                                 1,615            1,615
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B) (C)
        1.390%, 01/01/30                                 1,730            1,730
   Montgomery County, Redevelopment
     Authority, Brookside Manor Apartments
     Project, Ser A, RB (A) (B) (E)
        1.300%, 08/15/31                                 2,000            2,000
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A) (B) (E)
        1.300%, 08/15/31                                 2,000            2,000
   Moon Township, Industrial Development
     Authority, Executive Office Association
     Project, RB (A) (B) (C)
        1.340%, 11/01/10                                   900              900
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A) (B)
        1.400%, 02/15/27                                 1,400            1,400
   Northampton County, Industrial
     Development Authority, Kirkland
     Village Project, RB (A) (B) (C)
        1.320%, 11/01/30                                 1,000            1,000


--------------------------------------------------------------------------------
18                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
        1.340%, 02/01/18                               $ 1,650         $  1,650
   Pennsylvania State, Economic Development
     Financing Authority, Mercy Health Systems
     Project, Ser E-1, RB (A) (B) (C)
        1.340%, 09/01/19                                 1,700            1,700
   Pennsylvania State, Economic Development
     Financing Authority, Philadelphia Area
     Project, Ser J-3, RB (A) (B) (C)
        1.370%, 11/01/30                                 3,900            3,900
   Pennsylvania State, Economic Development
     Financing Authority, Philadelphia Area,
     Ser J-1, RB (A) (B) (C)
        1.340%, 11/01/30                                 5,200            5,200
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges, Ser I4,
     RB (A) (B) (C)
        1.340%, 11/01/31                                 3,800            3,800
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges, Ser I5,
     RB (A) (B) (C)
        1.360%, 11/01/21                                 4,000            4,000
   Philadelphia, Hospital & Higher Education
     Facilities Authority, Temple East Project,
     Ser B, RB (A) (B) (C)
        1.350%, 06/01/14                                 1,655            1,655
   Philadelphia, Industrial Development
     Authority, Fox Chase Cancer Center Project,
     RB (A) (B) (C)
        1.350%, 07/01/25                                 1,100            1,100
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B)
        1.900%, 05/01/17                                 7,000            7,000
   Philadelphia, Industrial Development
     Authority, School for the Deaf Project,
     RB (A) (B) (C)
        1.370%, 11/01/32                                   500              500
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser A,
     RB, AMBAC (A) (B)
        1.310%, 12/01/20                                 1,125            1,125
                                                                       --------
                                                                         69,604
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.2%
   Rhode Island, Health & Educational
     Building Authority, Moses Brown
     School Project, RB, MBIA (A) (B)
        1.370%, 03/01/30                               $ 1,400         $  1,400
                                                                       --------
SOUTH CAROLINA -- 2.3%
   Charleston County, BAN
        2.000%, 11/04/04                                 2,500            2,504
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A) (B) (C)
        1.520%, 05/15/25                                 4,765            4,765
   South Carolina State, GO
        2.000%, 04/01/05                                 8,000            8,046
   South Carolina State, Ser C05,
     GO (A) (B)
        1.400%, 04/01/28                                 3,000            3,000
                                                                       --------
                                                                         18,315
                                                                       --------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health & Educational
     Facilities Authority, Rapid City Regional
     Hospital Project, RB, MBIA (A) (B)
        1.350%, 09/01/27                                 1,700            1,700
                                                                       --------
TENNESSEE -- 2.3%
   Cleveland, Industrial Development
     Board,  YMCA MET Chattanooga
     Project, RB (A) (B) (C)
        1.330%, 07/01/19                                 1,300            1,300
   Knox County, Industrial Development
     Board Professional Plaza Project,
     RB, FGIC (A) (B) (C)
        1.600%, 12/01/14                                 1,700            1,700
   Metropolitan Nashville & Davidson County,
     Health & Educational Facilities Board, Dede
     Wallace Healthcare Systems Project,
     RB (A) (B) (C)
        1.330%, 03/01/16                                   800              800
   Metropolitan Nashville & Davidson County,
     Health & Educational Facilities Board,
     Father Ryan High School Project,
     RB (A) (B) (C)
        1.330%, 07/01/22                                 3,900            3,900
   Metropolitan Nashville & Davidson County,
     Health & Educational Facilities Board,
     Franklin Road Project, RB (A) (B) (C)
        1.330%, 07/01/21                                 1,095            1,095


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        19

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Metropolitan Nashville & Davidson County,
     Industrial Development Authority, Ridgelake
     Apartments Project, RB (A) (B) (E)
        1.340%, 09/01/34                               $ 8,900         $  8,900
                                                                       --------
                                                                         17,695
                                                                       --------
TEXAS -- 4.3%
   Dallas, Independent School District, GO
        5.000%, 02/15/05                                 2,000            2,032
   Garland, Healthcare Facilities
     Development Authority, Chambrel
     Club Hill Project, RB (A) (B) (E)
        1.340%, 11/15/32                                 1,800            1,800
   Gulf Coast, Industrial Development Authority,
     Petrounited Project,
     RB (A) (B) (C)
        1.450%, 11/01/19                                 1,500            1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B) (C)
        1.340%, 12/01/08                                 1,800            1,800
   Houston, Water & Sewer Authority,
     Ser C20, RB, FSA (A) (B)
        1.380%, 12/01/32                                 3,280            3,280
   Lubbock County, Hospital District, RB
     Mandatory Put @ 100 (D)
        5.500%, 06/01/05                                 2,000            2,055
   Texas State, Multi-Family Housing Authority,
     Department of Housing & Community Affairs,
     High Point Project, RB (A) (B) (E)
        1.300%, 02/01/23                                 2,190            2,190
   Texas State, TRAN
        3.000%, 08/31/05                                 9,950           10,089
   Texas State, Turnpike Authority, Putters
     Project, Ser 325, RB, AMBAC
     (A) (B)
        1.400%, 08/15/27                                 3,780            3,780
   Waxahachie, Independent School
     District, Ser C19, GO (A) (B)
        1.380%, 08/15/30                                 5,160            5,160
                                                                       --------
                                                                         33,686
                                                                       --------
UTAH -- 0.3%
   Alpine, School District, School Board
     Guaranty Program, GO
        4.000%, 03/15/05                                 1,095            1,111
   Salt Lake County, TRAN
        2.500%, 12/30/04                                 1,400            1,405
                                                                       --------
                                                                          2,516
                                                                       --------


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.2%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        1.420%, 06/01/22                               $   615         $    615
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B) (C)
        1.420%, 06/01/27                                 4,940            4,940
   Vermont State, Student Assistance
     Authority, RB (A) (B) (C)
        1.150%, 01/01/08                                 3,925            3,925
                                                                       --------
                                                                          9,480
                                                                       --------
VIRGINIA -- 0.6%
   Harrisonburg, Redevelopment &
     Housing Authority, Stoney Ridge
     Project, RB (A) (B) (E)
        1.340%, 08/01/32                                 5,000            5,000
                                                                       --------
WASHINGTON -- 4.3%
   Northwest Washington, Electric Revenue
     Authority, Ser A04, RB, MBIA (A) (B)
        1.400%, 07/01/18                                 4,200            4,200
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B) (C)
        1.200%, 09/01/05                                 4,200            4,200
   Seattle, Low Income Housing Authority,
     Foss Home Project, RB (A) (B) (C)
        1.360%, 12/01/24                                 7,290            7,290
   Washington State, Economic Development Finance
     Authority, Pioneer Human Services Project,
     Ser H, RB (A) (B) (C)
        1.400%, 09/01/18                                   140              140
   Washington State, Housing Finance Commission,
     Local 82, JATC Educational Development
     Training Project, RB (A) (B) (C)
        1.380%, 11/01/25                                 3,940            3,940
   Washington State, Housing Finance Commission,
     Panorama City Project, RB (A) (B) (C)
        1.400%, 01/01/27                                   630              630



--------------------------------------------------------------------------------
20                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Housing Finance
     Commission, Pioneer Human Services
     Projects, Ser A, RB (A) (B) (C)
        1.380%, 08/01/19                               $ 2,200         $  2,200
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities Program, Ser A,
     RB (A) (B) (C)
        1.380%, 01/01/30                                 5,800            5,800
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities, RB (A) (B) (C)
        1.380%, 01/01/34                                   300              300
   Washington State, Housing Finance
     Commission, St. Vincent De Paul
     Project, Ser A, RB (A) (B) (C)
        1.360%, 02/01/31                                 1,750            1,750
   Washington State, Housing Finance
     Commission, YMCA Snohomish County
     Project, RB (A) (B) (C)
        1.380%, 08/01/19                                   280              280
   Washington State, Ser A11, GO,
     MBIA (A) (B)
        1.400%, 06/01/17                                 2,910            2,910
                                                                       --------
                                                                         33,640
                                                                       --------
WISCONSIN -- 4.6%
   Appleton, Industrial Development
     Authority, Valley Packaging
     Industries Project, RB (A) (B) (C)
        1.500%, 02/01/11                                   530              530
   Green Bay, Industrial Development
     Authority, Curative Rehabilitation
     Center Project, RB (A) (B) (C)
        1.500%, 07/01/13                                   445              445
   Menomonee Falls, Industrial Development
     Authority, Maysteel Project, RB (A) (B)
        1.450%, 11/01/14                                 1,900            1,900
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
        RB (A) (B) (C)
        1.450%, 07/01/21                                   100              100
   West Salem, School District, TRAN
        2.000%, 09/01/05                                 1,000            1,003
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno College
     Project, RB (A) (B) (C)
        1.400%, 11/01/17                                   300              300


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B) (C)
        1.340%, 06/01/19                               $ 6,715         $  6,715
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser A, RB (A) (B)
        1.350%, 12/01/15                                 3,565            3,565
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser B, RB,
     FSA (A) (B)
        1.350%, 12/01/29                                 5,400            5,400
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C,
     RB (A) (B) (C)
        1.350%, 08/15/23                                 4,800            4,800
   Wisconsin State, Health & Educational
     Facilities Authority, Newcastle Place
     Project, Ser B, RB (A) (B) (C)
        1.350%, 12/01/31                                10,800           10,800
                                                                       --------
                                                                         35,558
                                                                       --------
MULTI-STATE -- 1.5%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        1.750%, 10/01/12                                 3,685            3,685
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-1, RB (A) (B) (C)
        1.460%, 05/01/28                                 6,815            6,815
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
        1.490%, 07/01/05                                 1,495            1,495
                                                                       --------
                                                                         11,995
                                                                       --------
Total Municipal Bonds
   (Cost $789,065) ($ Thousands)                                        789,065
                                                                       --------
Total Investments -- 100.9%
   (Cost $789,065) ($ Thousands)                                        789,065
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        21

STATEMENT OF NET ASSETS


Tax Free Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.9)%
Cash Overdraft                                                         $ (6,531)
Payable for Investment Securities Purchased                              (1,506)
Income Distribution Payable                                                (270)
Administration Fees Payable                                                (238)
Investment Advisory Fees Payable                                            (25)
Shareholder Servicing Fees Payable                                          (17)
Trustees' Fees Payable                                                       (5)
Other Assets and Liabilities, Net                                         1,841
                                                                       --------
Total Other Assets and Liabilities                                       (6,751)
                                                                       --------

Total Net Assets -- 100.0%                                             $782,314
                                                                       ========


NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)              $782,393
Distribution in excess of net investment income                              (6)
Accumulated net realized loss on investments                                (73)
                                                                       --------
Total Net Assets -- 100.0%                                             $782,314
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($782,313,597 / 782,542,331 shares)                                    $1.00
                                                                       ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Mandatory Put -- the maturity date shown is the put date.
(E) Security is collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
22                       SEI Tax Exempt Trust / Annual Report / August 31, 2004

California Tax Exempt Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

23.9% Housing
15.0% Education
14.4% General Revenue
12.4% Healthcare
 7.9% General Obligations
 6.1% Public Facilities
 5.9% Industrial Development
 5.1% Water
 3.4% Transportation
 2.5% Nursing Homes
 2.1% Power
 1.3% Tax & Revenue Anticipation Notes

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 104.5%
CALIFORNIA -- 100.7%
   ABAG, Finance Authority for Non-Profit
     Corporations, Jewish Community
     Center Project, RB (A) (B) (C)
        1.360%, 11/15/31                                  $500         $    500
   ABAG, Finance Authority for Non-Profit
     Corporations, Ser C, COP (A) (B) (C)
        1.340%, 10/01/27                                   600              600
   Anaheim, Multi-Family Housing Authority,
     Heritage Village Apartments Project, Ser A,
     RB (A) (B) (D)
        1.320%, 07/15/33                                   800              800
   Bay Area, Toll Authority, San Francisco Bay
     Area Project, Ser A, RB, AMBAC (A) (B)
        1.310%, 04/01/36                                   300              300
   Bay Area, Toll Authority, San Francisco Bay
     Area Project, Ser C, RB, AMBAC (A) (B)
        1.300%, 04/01/25                                   500              500
   Berkeley, TRAN
        1.750%, 12/01/04                                   500              501
   California State University, College
     Improvements Finance Authority,
     Rental Housing Project, RB
     (A) (B) (C)
        1.636%, 08/01/31                                   500              500
   California State, Department of Water
     Resources, Ser B-4, RB (A) (B) (C)
        1.340%, 05/01/22                                   500              500

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Economic Development
     Finance Authority, Volk Enterprises
     Project, RB (A) (B) (C)
        1.350%, 06/01/21                                  $400         $    400
   California State, Educational Facilities
     Authority, Chapman University
     Project, RB (A) (B) (C)
        1.430%, 12/01/30                                   900              900
   California State, Educational Facilities
     Authority, University of Southern
     California Project, Ser C, RB (A) (B)
        1.010%, 10/01/33                                   500              500
   California State, Health Facilities Finance
     Authority, Adventist Health Systems West
     Project, Ser C, RB, MBIA (A) (B)
        1.330%, 09/01/15                                   800              800
   California State, Health Facilities Finance
     Authority, Catholic Healthcare Project,
     Ser C, RB, MBIA (A) (B)
        1.350%, 07/01/20                                   600              600
   California State, Health Facilities Financing
     Authority, Scripps Memorial Hospital
     Project, Ser B, RB, MBIA (A) (B)
        1.280%, 10/01/21                                   200              200
   California State, Infrastructure & Economic
     Development Authority, J. Paul Getty
     Project, Ser B, RB (A) (B)
        1.170%, 04/01/33                                   500              500
   California Statewide, Communities Development
     Authority, Concordia University Irvine
     Project, Ser A, RB (A) (B) (C)
        1.380%, 10/01/31                                   900              900
   California Statewide, Communities Development
     Authority, Covenant Retirement Communities
     Project, COP (A) (B) (C)
        1.310%, 12/01/22                                   595              595
   California Statewide, Communities Development
     Authority, Motion Picture & Television
     Project, Ser A, RB (A) (B) (C)
        1.280%, 03/01/31                                   500              500
   Carlsbad, Unified School District, School
     Facilities Bridge Funding Project, COP,
     FSA (A) (B)
        1.300%, 09/01/24                                   500              500
   Costa Mesa, Redevelopment Agency,
     Family Village Apartments Project,
     Ser A, RB (A) (B) (C)
        1.310%, 11/01/14                                   375              375
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        23

STATEMENT OF NET ASSETS

California Tax Exempt Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fontana, Unified School District,
     School Facilities Funding Program,
     COP, FSA (A) (B)
        1.320%, 04/01/35                                  $500         $    500
   Fremont, Building & Equipment
     Financing Project, COP (A) (B) (C)
        1.350%, 07/01/15                                   600              600
   Hemet, Multi-Family Housing Authority, Sunwest
     Retirement Project, Ser A, RB (A) (B) (D)
        1.340%, 01/01/25                                   400              400
   Huntington Park, Public Financing Authority,
     Parking Project, Ser A, RB (A) (B) (C)
        1.440%, 09/01/19                                   280              280
   Long Beach, Board Finance Authority,
     Long Beach Museum of Art Project,
     RB (A) (B) (C)
        1.320%, 09/01/09                                   600              600
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Canyon
     Apartments Project, Ser B,
     RB (A) (B)
        1.340%, 06/01/10                                   700              700
   Newport Beach, Hoag Memorial
     Hospital Project,
     Ser C, RB (A) (B)
        1.370%, 10/01/26                                   500              500
   Oakland, Liquidity Facilities Authority,
     Bay Area Government Project, RB
     (A) (B) (C)
        1.350%, 12/01/09                                    85               85
   Orange County, Apartment
     Development Authority, Hidden Hills
     Project, Ser C, RB (A) (B)
        1.340%, 11/01/09                                   500              500
   Orange County, Improvement Board,
     Assessment District, Ser 88-1,
     SPA (A) (B) (C)
        1.330%, 09/02/18                                   400              400
   Riverside County, Housing Authority,
     De Anza Villas Project, RB
     (A) (B) (C)
        1.300%, 12/01/16                                   235              235
   Riverside County, Housing Authority,
     Mountain View Apartments Project,
     Ser A, RB (A) (B) (C)
        1.300%, 08/01/25                                   500              500
   Rohnert Park, Multi-Family Housing
     Authority, Crossbrook Apartments
     Project, Ser A, RB (A) (B) (D)
        1.300%, 06/15/25                                   100              100

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Sacramento County, Multi-Family
     Housing Authority, River Project,
     Ser C, RB (A) (B) (D)
        1.340%, 07/15/29                                  $300         $    300
   San Bernardino County, Housing
     Authority, Indian Knoll Apartments
     Project, Ser A, RB (A) (B) (D)
        1.370%, 06/01/05                                   270              270
   San Bernardino County, Multi-Family
     Housing Authority, Gold West Phase
     2 Project, RB (A) (B) (C) (D)
        1.350%, 05/01/17                                   500              500
   San Diego, Museum of Art Project,
     COP (A) (B) (C)
        1.460%, 09/01/30                                   600              600
   San Diego, School District, TRAN
        3.250%, 07/25/05                                   500              507
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
        1.100%, 12/01/05                                   620              620
   Santa Clara County, Financing Lease
     Authority, VMC Facility Replacemen
     Project, Ser B, RB (A) (B)
        1.340%, 11/15/25                                   800              800
   Stockton, Multi-Family Housing Authority,
     Mariners Pointe Association Project, Ser A,
     RB (A) (B) (C)
        1.300%, 09/01/18                                   900              900
   Sweetwater, Unified High School
     District, COP, FSA (A) (B)
        1.300%, 06/01/13                                   205              205
   Three Valleys, Municipal Water District
     Authority, Miramar Water Treatment
     Plant Project, COP (A) (B) (C)
        1.290%, 11/01/14                                   700              700
   Turlock, Irrigation District, Capital
     Improvements Project, COP
     (A) (B) (C)
        1.330%, 01/01/31                                   500              500
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No. 1, TA, AMBAC (A) (B)
        1.350%, 08/01/27                                   295              295
                                                                       --------
                                                                         22,568
                                                                       --------


--------------------------------------------------------------------------------
24                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE -- 3.8%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        1.750%, 10/01/12                                  $840         $    840
                                                                       --------
Total Municipal Bonds
   (Cost $23,408) ($ Thousands)                                          23,408
                                                                       --------
Total Investments -- 104.5%
   (Cost $23,408) ($ Thousands)                                          23,408
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (4.5)%
Cash Overdraft                                                             (623)
Payable for Investment Securities Purchased                                (400)
Income Distribution Payable                                                  (8)
Administration Fees Payable                                                  (4)
Investment Advisory Fees Payable                                             (1)
Other Assets and Liabilities, Net                                            34
                                                                       --------
Total Other Assets and Liabilities                                       (1,002)
                                                                       --------
Total Net Assets -- 100.0%                                             $ 22,406
                                                                       ========

NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)               $22,434
Accumulated net realized loss on investments                                (28)
                                                                       --------

Total Net Assets -- 100.0%                                              $22,406
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($22,036,632 / 22,063,733 shares)                                      $1.00
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($369,227 / 370,087 shares)                                            $1.00
                                                                       ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Security is collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        25

STATEMENT OF NET ASSETS


Institutional Tax Free Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

20.7% Industrial Development
17.3% Education
15.5% Healthcare
13.1% Housing
12.9% General Obligations
10.6% General Revenue
 3.5% Public Facilities
 1.9% Utilities
 1.8% Power
 1.1% Water
 0.8% Pollution
 0.4% Nursing Homes
 0.2% Commercial Development
 0.2% Transportation

*Percentages based on total investments.


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 100.2%
ALABAMA -- 1.0%
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B) (C)
        1.470%, 11/01/27                              $  5,000         $  5,000
   Lauderdale County, Public Park &
     Recreation Board, Young Men's
     Christian Project, RB (A) (B) (C)
        1.330%, 12/01/20                                 3,100            3,100
   Mobile, Spring Hill College Project,
     Ser B, RB (A) (B) (C)
        1.350%, 09/01/24                                   500              500
   Montgomery, Special Care Facilities Financing
     Authority, VHA Alabama Project, Ser H, RB,
     AMBAC (A) (B)
        1.300%, 12/01/30                                 1,000            1,000
   Russellville, Industrial Development
     Authority, Clark Pulley Industries
     Project, RB (A) (B) (C)
        1.450%, 02/01/09                                 1,675            1,675
                                                                       --------
                                                                         11,275
                                                                       --------
ARIZONA -- 0.9%
   Maricopa County, Industrial Development
     Authority, Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
        1.430%, 09/01/27                                 5,215            5,215
   Maricopa County, Industrial Development
     Authority, Gran Victoria Housing Project,
     Ser A, RB (A) (B)
        1.330%, 04/15/30                                 4,865            4,865
                                                                       --------
                                                                         10,080
                                                                       --------
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ARKANSAS -- 1.6%
   Pulaski County, Lease Purchase,
     Ser A, RB (A) (B) (D)
        1.420%, 03/01/07                              $ 16,000         $ 16,000
   Springdale, Water & Sewer Authority,
     RB, FSA
        4.000%, 09/01/04                                 1,755            1,755
                                                                       --------
                                                                         17,755
                                                                       --------
CALIFORNIA -- 1.3%
   ABAG, Finance Authority for Non-Profit
     Corporations, Jewish Community Center
     Project, RB (A) (B) (C)
        1.360%, 11/15/31                                 1,200            1,200
   Bay Area, Toll Authority, San Francisco
     Bay Area Project, Ser C, RB,
     AMBAC (A) (B)
        1.300%, 04/01/25                                   500              500
   California State, Educational Facilities
     Authority, University of Southern
     California Project, Ser C, RB (A) (B)
        1.010%, 10/01/33                                 2,000            2,000
   California Statewide, Communities
     Development Authority, Concord
     University Irvine Project, Ser A,
     RB (A) (B)
        1.380%, 10/01/31                                   100              100
   California Statewide, Communities
     Development Authority, Covenant
     Retirement Communities Project,
     COP (A) (B)
        1.310%, 12/01/22                                 1,000            1,000
   Contra Costa County, Multi-Family
     Housing Authority, Bay Apartment
     Communities Project, Ser B, RB
     (A) (B) (D)
        1.300%, 11/15/22                                 3,600            3,600
   Fontana, Unified School District,
     School Facilities Funding Program,
     COP, FSA (A) (B)
        1.320%, 04/01/35                                   500              500
   Glendale, Police Building Project,
     COP (A) (B)
        1.330%, 06/01/30                                   400              400
   Long Beach, Board Finance Authority,
     Long Beach Museum of Art Project,
     RB (A) (B) (C)
        1.320%, 09/01/09                                   100              100
   Los Angeles, Multi-Family Housing
     Authority, Meadowridge Apartments
     Project, RB (A) (B) (D)
        1.300%, 09/01/18                                 1,000            1,000


--------------------------------------------------------------------------------
26                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles, Unified School District,
     Ser B12, GO, MBIA (A) (B)
        1.370%, 01/01/27                              $    990         $    990
   Riverside County, Housing Authority,
     Mountain View Apartments Project,
     Ser A, RB (A) (B) (C)
        1.300%, 08/01/25                                   595              595
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
        1.100%, 12/01/05                                 2,180            2,180
                                                                       --------
                                                                         14,165
                                                                       --------
COLORADO -- 2.8%
   Arvada, Water Authority, RB, FSA
     (A) (B)
        1.300%, 11/01/20                                 2,400            2,400
   Castlewood Ranch, Metropolitan
     District, GO (A) (B) (C)
        1.150%, 12/01/31                                 2,000            2,000
   Colorado State, Educational & Cultural
     Facilities Authority, Fountain Valley
     School Project, RB (A) (B) (C)
        1.500%, 08/01/13                                 1,000            1,000
   Colorado State, Health Facilities
     Authority, Christian Living Project,
     Ser A, RB (A) (B) (C)
        1.370%, 01/01/31                                 3,415            3,415
   Colorado State, Health Facilities
     Authority, The Visiting Nurse
     Project, RB (A) (B) (C)
        1.380%, 07/01/22                                   200              200
   Colorado State, Single-Family Housing
     Authority, Cl AI-5, RB
        1.750%, 08/01/05                                 6,000            6,000
   Denver (City & County), Multi-Family
     Housing Authority, Ogden Residences
     Project, RB (A) (B) (C)
        1.350%, 12/01/29                                10,885           10,885
   Dove Valley, Metropolitan District, GO
     Mandatory Put @ 100 (F)
        2.875%, 11/01/04                                 1,670            1,674
   NBC, Metropolitan District Authority,
     GO (A) (B) (C)
        1.420%, 12/01/30                                 1,580            1,580
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B) (D)
        1.300%, 04/01/10                                   900              900
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
        1.300%, 12/01/31                                 1,090            1,090
                                                                       --------
                                                                         31,144
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DELAWARE -- 1.0%
   Delaware State, Economic
     Development Authority, Hospital
     Billing Project, Ser B, RB,
     AMBAC (A) (B)
        1.340%, 12/01/15                              $    400         $    400
   Delaware State, Economic
     Development Authority, Hospital
     Billing, Ser C, RB, AMBAC (A) (B)
        1.340%, 12/01/15                                   700              700
   Delaware State, Economic Development
     Authority, Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
        1.350%, 05/01/15                                 4,460            4,460
   Sussex County, Economic Development
     Authority, Route 113 Limited
     Partnership Project, RB (A) (B) (C)
        1.400%, 11/01/06                                 5,700            5,700
                                                                       --------
                                                                         11,260
                                                                       --------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory School
     Issue, RB (A) (B) (C)
        1.430%, 12/01/23                                 1,635            1,635
                                                                       --------
FLORIDA -- 4.4%
   Alachua County, Health Facilities
     Authority, Oak Hammock University
     Project, Ser A, RB (A) (B) (C)
        1.350%, 10/01/32                                 7,650            7,650
   Alachua County, Industrial
     Development Authority, Oak Hall
     School Project, RB (A) (B) (C)
        1.380%, 07/01/19                                 1,220            1,220
   Collier County, Educational Facilities
     Authority, International College
     Project, RB (A) (B) (C)
        1.320%, 04/01/28                                 6,945            6,945
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (A) (B) (D)
        1.370%, 12/01/12                                 9,595            9,595
   Florida State, Multi-Family Housing
     Authority, Island Club Project,
     Ser A, RB (A) (B)
        1.340%, 07/01/31                                 6,540            6,540
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (B) (D)
        1.300%, 12/01/29                                 2,800            2,800


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        27

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Jacksonville, Industrial Development
     Authority, University of Florida
     Health Science Center Project,
     RB (A) (B)
        1.380%, 07/01/19                              $  1,000         $  1,000
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB
     (A) (B) (C)
        1.330%, 04/01/08                                   800              800
   Pasco County, Multi-Family Housing Finance
     Authority, Carlton Arms Magnolia Project,
     RB (A) (B) (C)
        1.450%, 12/01/07                                 2,000            2,000
   Pinellas County, Healthcare Facilities
     Authority, Pooled Hospital Loan Program,
     RB, AMBAC (A) (B)
        1.360%, 12/01/15                                10,800           10,800
   Volusia County, Industrial Development
     Authority, APCO Project, Ser A, RB
     (A) (B) (C)
        1.430%, 02/01/30                                   920              920
                                                                       --------
                                                                         50,270
                                                                       --------
GEORGIA -- 6.9%
   Athens, Multi-Family Housing Authority,
     Georgian Apartments Association
     Project, RB (A) (B) (C)
        1.700%, 08/01/05                                 1,400            1,400
   Bibb County, Development Authority,
     Baptist Village Project, RB
     (A) (B) (C)
        1.330%, 08/01/18                                 3,800            3,800
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development
     Project, RB (A) (B) (D)
        1.340%, 07/01/32                                   600              600
   Dalton, Utilities Authority, Ser A02,
     RB, FSA (A) (B)
        1.400%, 01/01/12                                 1,475            1,475
   DeKalb County, Multi-Family Housing
     Authority, Woodhills Apartments
     Project, RB (A) (B) (C)
        1.330%, 12/01/07                                 5,700            5,700
   Downtown Athens, Development
     Authority, Georgian Apartments
     Association Project, RB (A) (B) (C)
        1.820%, 11/01/05                                 1,000            1,000
   Fulton County, Development Authority,
     Arthritis Foundation Project, RB
     (A) (B) (C)
        1.330%, 12/01/16                                 2,365            2,365


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Development Authority,
     Epstein School Project, RB
     (A) (B) (C)
        1.330%, 01/01/17                              $  1,900         $  1,900
   Fulton County, Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B) (C)
        1.330%, 02/01/18                                 2,300            2,300
   Fulton County, Development Authority,
     Robert W. Woodruff Arts Center
     Project, Ser B, RB (A) (B)
        1.330%, 04/01/34                                10,000           10,000
   Fulton County, Industrial Development
     Authority, ADP Project, RB (A) (B)
        1.150%, 09/01/12                                 2,770            2,770
   Fulton County, Industrial Development
     Authority, Holy Innocents School
     Project, RB (A) (B) (C)
        1.330%, 02/01/18                                   800              800
   Fulton County, Multi-Family Housing Authority,
     Champions Green Apartments Project, Ser B,
     RB (A) (B)
        1.300%, 10/01/25                                 4,000            4,000
   Gwinnett County, Development Authority,
     Wesleyan School Project, RB (A) (B) (C)
        1.330%, 03/01/17                                   815              815
        1.330%, 03/01/21                                 1,500            1,500
   Gwinnett County, Gwinett Hospitals Systems
     Project, RB (A) (B) (C)
        1.330%, 07/01/32                                 4,000            4,000
   Macon-Bibb County, Hospital Authority,
     Medical Center of Central Georgia
     Project, RB (A) (B) (C)
        1.330%, 08/01/18                                 1,850            1,850
        1.330%, 07/01/28                                 1,300            1,300
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B) (C)
        1.250%, 01/15/09                                 8,060            8,060
   Marietta, Multi-Family Housing
     Authority, Franklin Walk Apartments
     Project, RB (A) (B) (D)
        1.340%, 01/01/32                                 4,890            4,890
   Marietta, Multi-Family Housing
     Authority, Winterset Apartments
     Project, RB (A) (B) (C)
        1.300%, 02/01/26                                 1,900            1,900
   Monroe County, Industrial Development
     Authority, Baptist Village Project, RB
     (A) (B) (C)
        1.330%, 08/01/18                                 2,100            2,100

--------------------------------------------------------------------------------
28                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Roswell, Multi-Family Housing
     Authority, Azalea Park Apartments
     Project, RB (A) (B) (D)
        1.300%, 06/15/25                              $  4,200         $  4,200
   Roswell, Multi-Family Housing Authority,
     Belcourt Project, Ser A, RB (A) (B) (C)
        1.410%, 09/01/07                                 9,000            9,000
                                                                       --------
                                                                         77,725
                                                                       --------
HAWAII -- 0.3%
   Hawaii State, GO, FSA (A) (B)
        1.400%, 07/01/18                                 3,895            3,895
                                                                       --------
IDAHO -- 1.0%
   Ammon, Urban Renewal Agency, Tax
     Increment Project, Ser A, TA
     (A) (B) (C)
        1.520%, 08/01/24                                 1,605            1,605
   Boise State, University Foundation,
     Engineering Technology Project,
     RB (A) (B) (C)
        1.320%, 08/01/08                                 1,050            1,050
   Idaho State, Health Facilities Authority,
     St. Lukes Regional Medical Center
     Project, RB (A) (B) (C)
        1.350%, 05/01/22                                 1,500            1,500
   Twin Falls, Urban Renewal Agency,
     Ser A, RB (A) (B) (C)
        1.520%, 08/01/22                                 6,730            6,730
                                                                       --------
                                                                         10,885
                                                                       --------
ILLINOIS -- 9.0%
   Belleville, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B) (C)
        1.340%, 12/01/08                                 1,250            1,250
   Central Lake County, Ser B18, RB,
     AMBAC (A) (B) (C)
        1.400%, 05/01/20                                 1,995            1,995
   Chicago, Ser B, GO, FGIC (E)
        5.500%, 01/01/05                                 1,455            1,476
   Cook County, School District
     No. 149, TAW
        2.400%, 12/30/04                                 5,000            5,018
   Cook County, Ser B11, GO, AMBAC
     (A) (B)
        1.400%, 11/15/25                                 3,000            3,000
   Du Page County, Community School
     Units, Ser D, GO, FSA
        2.000%, 10/01/04                                 1,000            1,001

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Development Finance
     Authority, North Shore Country Day
     Project, RB (A) (B) (C)
        1.350%, 07/01/33                              $  3,000         $  3,000
   Illinois State, Development Financing
     Authority, American Academy
     Project, RB (A) (B) (C)
        1.500%, 04/01/21                                 1,800            1,800
   Illinois State, Development Financing
     Authority, Glenwood School for Boys
     Project, RB (A) (B) (C)
        1.350%, 02/01/33                                 1,200            1,200
   Illinois State, Development Financing
     Authority, Loyola Academy Project,
     Ser A, RB (A) (B) (C)
        1.350%, 10/01/27                                 3,500            3,500
   Illinois State, Development Financing
     Authority, St. Providence School
     Project, RB (A) (B) (C)
        1.350%, 06/01/37                                 4,900            4,900
   Illinois State, Development Financing
     Authority, The Uno-Ven Project,
     RB (A) (B) (C)
        1.350%, 09/01/08                                 5,000            5,000
   Illinois State, Economic Development
     Financing Authority, Clearbrook
     Project, RB (A) (B) (C)
        1.500%, 06/01/20                                 3,200            3,200
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B)
        1.350%, 03/01/27                                 5,000            5,000
        1.350%, 03/01/34                                 2,400            2,400
   Illinois State, Finance Authority, IIT
     Research Institute Project, RB
     (A) (B) (C)
        1.350%, 10/01/34                                 6,400            6,400
   Illinois State, Finance Authority, Kohl
     Childrens Museum Project, RB
     (A) (B) (C)
        1.350%, 07/01/34                                 2,280            2,280
   Illinois State, Finance Development
     Authority, WBEZ Alliance Project,
     RB (A) (B) (C)
        1.350%, 03/01/29                                 4,800            4,800
   Illinois State, Health Facilities
     Authority, Glenkirk Project, RB
     (A) (B) (C)
        1.350%, 02/15/21                                   965              965
   Illinois State, Health Facilities
     Authority, Riverside Health Systems
     Project, Ser B, RB
     (A) (B) (C)
        1.350%, 11/15/16                                 1,090            1,090
   Illinois State, Ser 783, GO, FSA (A) (B)
        1.360%, 04/01/27                                 2,695            2,695
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                       29

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, State Sales Tax Project,
     Ser A05, RB, FGIC (A) (B)
        1.400%, 06/15/24                              $  4,460         $  4,460
   Lake County, Community School
     District No. 73, Ser 329, GO,
     FGIC (A) (B)
        1.400%, 12/01/14                                 5,785            5,785
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B) (C)
        1.550%, 05/01/35                                 4,300            4,300
   Oak Forest, Mode-Homewood Pool
     Project, RB (A) (B) (C)
        1.320%, 07/01/24                                 3,900            3,900
   Rockford, Wesley Willows Obligation,
     RB (A) (B) (C)
        1.390%, 04/01/32                                 4,100            4,100
   Schaumburg, Ser A, GO (A) (B)
        1.340%, 12/01/13                                 2,900            2,900
   Winnebago & Boone Counties, School
     District No. 205, TAN
        2.280%, 10/29/04                                 8,500            8,512
   Winnebago & Boone Counties, School
     District No. 205, TAW
        2.270%, 10/28/04                                 5,500            5,508
                                                                       --------
                                                                        101,435
                                                                       --------
INDIANA -- 7.5%
   Carmel Clay, TAW
        2.000%, 12/31/04                                 5,000            5,011
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser A, RB (A) (B) (C)
        1.360%, 01/01/33                                 4,175            4,175
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B) (C)
        1.340%, 11/01/21                                 2,795            2,795
   Frankfort, Economic Development
     Authority, Frito-Lay Project,
     RB (A) (B)
        1.250%, 11/01/14                                 1,000            1,000
   Franklin, Multi-School Project, BAN
        2.000%, 09/01/04                                 2,250            2,250
   Goshen, Community Schools Project, TAW
        1.480%, 12/31/04                                 3,500            3,500
   Goshen, Industrial Economic
     Development Authority, Goshen
     College Project, RB (A) (B) (C)
        1.350%, 10/01/37                                 6,800            6,800
   Greater Clark County, TAW
        1.700%, 12/31/04                                 3,500            3,504

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Bond Bank, Ser A, RB
        2.000%, 01/25/05                              $ 10,000         $ 10,036
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B) (C)
        1.400%, 09/01/26                                 1,000            1,000
   Indiana State, Health Facilities Financing
     Authority, Ascension Health Credit Group
     Project, Ser A-2, RB (A) (B)
        1.730%, 11/15/36                                 4,000            4,000
   Indiana State, Health Facilities Financing
     Authority, Ascension Health Credit Group
     Project, Ser A-4, RB (A) (B)
        1.050%, 11/15/36                                 3,000            3,000
   Indiana State, Health Facilities Financing
     Authority, Baptist Homes of Indiana
     Project, RB (A) (B) (C)
        1.330%, 11/01/30                                 1,000            1,000
   Indiana State, Health Facilities Financing
     Authority, Capital Access Pool Program,
     RB, (A) (B) (C)
        1.300%, 04/01/13                                   500              500
   Indiana State, Health Facilities Financing
     Authority, Capital Access Pool Program,
     Ser A, RB (A) (B) (C)
        1.300%, 04/01/12                                 3,485            3,485
   Indiana State, Health Facilities Financing
     Authority, Margaret Mary Community Hospital
     Project, Ser A, RB (A) (B) (C)
        1.400%, 12/01/29                                 1,500            1,500
   Indiana State, Health Facilities Financing
     Authority, Mary Sherman Hospital Project,
     RB (A) (B) (C)
        1.340%, 05/01/19                                 3,750            3,750
   Indiana State, Hospital Financing
     Authority, Ser A, RB, MBIA (A) (B)
        1.300%, 12/01/15                                12,700           12,700
   Indiana State, Transportation Finance
     Authority, Ser B-21, RB, FGIC
     (A) (B)
        1.400%, 12/01/22                                 2,000            2,000
   Indianapolis, Economic Development
     Authority, Morningside College Park
     Project, RB (A) (B) (C)
        1.360%, 08/01/22                                 5,165            5,165
   Lawrence Township, Independent
     School Building Project, RB, FSA
        3.500%, 01/15/05                                 1,230            1,241
   Mishawaka, TAW
        1.480%, 12/31/04                                 6,000            6,000
                                                                       --------
                                                                         84,412
                                                                       --------
--------------------------------------------------------------------------------
30                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 2.7%
   Algona, Industrial Development Authority,
     George A. Hormel Project, RB (A) (B) (C)
        1.450%, 05/01/05                              $  2,600         $  2,600
   Cerro Gordo County, Private Schools
     Facilities, Newman Catholic Schools
     Systems Project, RB (A) (B) (C)
        1.450%, 05/01/32                                 4,100            4,100
   Hills, Healthcare Facilities Authority,
     Mercy Hospital Project, RB
     (A) (B) (C)
        1.350%, 08/01/32                                 1,950            1,950
   Iowa State, Finance Authority, Carroll
     Kuemper Catholic High School Project,
     RB (A) (B) (C)
        1.400%, 06/01/28                                   800              800
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives Project,
     RB (A) (B) (C)
        1.400%, 11/01/32                                 1,860            1,860
   Iowa State, Higher Education Loan Authority,
     Private College Facilities, Des Moines
     Project, RB (A) (B) (C)
        1.400%, 10/01/24                                 5,785            5,785
        1.400%, 10/01/33                                 1,050            1,050
   Iowa State, Higher Education Loan Authority,
     Private College Facilities, St. Ambrose
     Project, RB (A) (B) (C)
        1.350%, 04/01/33                                 1,000            1,000
   Iowa State, Higher Education Loan Authority,
     Private College Facilities, Wartburg
     Project, RB (A) (B) (C)
        1.400%, 03/01/30                                 4,520            4,520
   Iowa State, Private Colleges Finance
     Authority, Drake University Project,
     RB (A) (B) (C)
        1.400%, 07/01/31                                   200              200
   Iowa State, Warrant Certificates,
     Ser B, COP, FSA
        2.000%, 01/28/05                                 6,550            6,576
                                                                       --------
                                                                         30,441
                                                                       --------
KANSAS -- 2.4%
   Kansas State, Development Finance
     Authority, Hays Medical Center
     Project, Ser N, RB (A) (B) (C)
        1.400%, 05/15/26                                 1,100            1,100
   Kansas State, Development Finance
     Authority, Village of Shalom
     Obligation Group, Ser BB,
     RB (A) (B) (C)
        1.350%, 11/15/28                                   700              700

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Leawood, GO
        2.000%, 10/01/04                              $ 12,600         $ 12,610
   Lenexa, Multi-Family Housing Authority,
     Barrington Park Apartments Project, Ser A,
     RB (A) (B) (D)
        1.340%, 02/01/23                                 5,700            5,700
   Merriam, Multi-Family Housing Authority,
     Pinegate Apartments Project, RB (A) (B) (C)
        1.410%, 12/01/26                                 6,545            6,545
   Prairie Village, Multi-Family Housing
     Authority, Corinth Place Apartments
     Project, RB (A) (B)
        1.340%, 11/01/30                                   700              700
                                                                       --------
                                                                         27,355
                                                                       --------
KENTUCKY -- 3.8%
   Kentucky State, Area Development
     Districts Financing Trust, Calloway
     County Fire No. 6 Project, Ser A,
     RB (A) (B) (C)
        1.350%, 12/01/32                                   535              535
   Kentucky State, Area Development
     Districts Financing Trust, Garrison
     Volunteer Fire Project, Ser A, RB
     (A) (B) (C)
        1.350%, 12/01/32                                   100              100
   Kentucky State, Asset Liability
     Commission, Ser A, TRAN
        3.000%, 06/29/05                                21,500           21,753
   Kentucky State, Association of
     Counties, Ser A, TRAN
        3.000%, 06/30/05                                15,000           15,161
   Lexington-Fayette Urban County,
     Educational Facilities Authority,
     Sayre School Project, RB
     (A) (B) (C)
        1.350%, 08/01/21                                 2,900            2,900
   Lexington-Fayette Urban County,
     Government Residential Facilities,
     Richmond Place Project, RB
     (A) (B) (C)
        1.070%, 04/01/15                                 2,630            2,630
                                                                       --------
                                                                         43,079
                                                                       --------
LOUISIANA -- 1.1%
   Louisiana State, Public Facilities
     Authority, Emberwood Project,
     Ser A, RB (A) (B) (D)
        1.360%, 11/15/33                                 7,000            7,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        31

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Louisiana State, Public Facilities
     Authority, Ser F, RB
        2.000%, 10/20/04                              $  3,435         $  3,439
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B) (C)
        1.500%, 09/01/19                                 2,400            2,400
                                                                       --------
                                                                         12,839
                                                                       --------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A) (B)
        1.600%, 12/01/10                                 1,315            1,315
                                                                       --------
MARYLAND -- 1.1%
   Frederick, GO (A) (B) (C)
        1.370%, 08/01/11                                 3,400            3,400
   Maryland State, Economic
     Development Authority, Associated
     Projects, Ser A, RB (A) (B) (C)
        1.330%, 12/01/31                                 2,000            2,000
   Maryland State, Health & Higher
     Education Facilities Authority,
     Collington Episcopal Project,
     Ser C, RB (A) (B) (C)
        1.330%, 04/01/20                                 2,900            2,900
   Maryland State, Industrial
     Development Financing Authority,
     Baltimore International Culinary
     Project, RB (A) (B) (C)
        1.430%, 05/01/24                                   615              615
   Montgomery County, Economic
     Development Authority, American
     Gastroenterological Project,
     RB (A) (B) (C)
        1.330%, 03/01/32                                 3,500            3,500
                                                                       --------
                                                                         12,415
                                                                       --------
MASSACHUSETTS -- 5.8%
   Avon, BAN
        1.500%, 03/03/05                                 2,500            2,506
   Chicopee, BAN
        2.000%, 11/19/04                                12,000           12,021
   Marblehead, BAN
        3.000%, 08/19/05                                 7,510            7,620
   Massachusetts State, Development
     Finance Agency, Contemporary Art
     Project, Ser A, RB (A) (B) (C)
        1.320%, 07/01/34                                 5,000            5,000


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Development
     Finance Agency, Draper Laboratory
     Issue, RB, MBIA (A) (B)
        1.360%, 06/01/30                              $    600         $    600
      Agency, Loomis Communities Project,
      Ser B, RB (A) (B) (C)
        1.300%, 03/01/10                                   400              400
   Massachusetts State, Development Finance
     Agency, Ocean Spray Cranberries Project,
     RB (A) (B) (C)
        1.310%, 10/15/11                                 2,500            2,500
   Massachusetts State, Development Finance
     Agency, Scandinavian Living Center
     Project, RB (A) (B) (C)
        1.420%, 11/01/28                                 1,185            1,185
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A) (B)
        1.250%, 10/01/27                                 2,400            2,400
   Massachusetts State, Health &
     Educational Facilities Authority,
     Emmanuel College Project,
     RB (A) (B) (C)
        1.340%, 07/01/33                                 8,000            8,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Essex Museum Project, RB
     (A) (B) (C)
        1.270%, 07/01/33                                 1,500            1,500
   Massachusetts State, Health & Educational
     Facilities Authority, Falmouth Assisted
     Living Project, Ser A, RB (A) (B) (C)
        1.290%, 11/01/26                                 1,000            1,000
   Massachusetts State, Health & Educational
     Facilities Authority, Partners Healthcare
     Systems Project, Ser D-3, RB (A) (B)
        1.330%, 07/01/38                                 3,000            3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Williams College Issue, Ser E,
     RB (A) (B)
        1.330%, 08/01/14                                 1,900            1,900
   Massachusetts State, Industrial Finance
     Agency, Governor Dummer Academy Project,
     RB (A) (B) (C)
        1.310%, 07/01/26                                   250              250
   Massachusetts State, Ser A63, GO,
     FGIC (A) (B)
        1.380%, 01/01/22                                 5,760            5,760
--------------------------------------------------------------------------------
32                       SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Resources
     Authority, Sub-Ser D, RB (A) (B) (C)
        1.350%, 08/01/17                              $  1,200         $  1,200
   Pembroke, BAN
        3.000%, 08/04/05                                 1,500            1,519
   Walpole, BAN
        2.000%, 11/04/04                                 7,000            7,012
                                                                       --------
                                                                         65,373
                                                                       --------
MICHIGAN -- 2.2%
   Birmingham, Economic Development Authority,
     Brown Street Project, RB (A) (B) (C)
        1.550%, 12/01/18                                 1,010            1,010
   Eastern Michigan, University Revenue
     Authority, RB, FGIC (A) (B)
        1.350%, 06/01/27                                   550              550
   Farmington Hills, Economic
     Development Authority, Brookfield
     Building Association Project,
     RB (A) (B) (C)
        1.360%, 11/01/10                                 1,500            1,500
   Michigan State, Housing Development
     Authority, Not-For-Profit Housing
     Project, RB (A) (B) (C)
        1.350%, 06/01/25                                   900              900
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B) (C)
        1.280%, 11/01/14                                 2,400            2,400
   Michigan State, Strategic Fund, Pilgrim
     Manor Project, RB (A) (B) (C)
        1.500%, 05/01/20                                 3,500            3,500
   Michigan State, Strategic Fund, Van
     Andel Research Institute Project,
     RB (A) (B) (C)
        1.350%, 12/01/21                                 3,200            3,200
        1.350%, 11/01/27                                 3,600            3,600
   Michigan State, Strategic Fund, YMCA
     Greater Grand Rapids Project, RB
     (A) (B) (C)
        1.320%, 07/01/34                                 3,500            3,500
   Michigan State, University Hospital
     Revenue Authority, Ser A, RB
     (A) (B)
        1.360%, 12/01/19                                 1,500            1,500
   Northern Michigan, University Revenue
     Authority, Ser A, RB, FGIC (A) (B)
        1.350%, 06/01/31                                 1,670            1,670


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
        1.320%, 05/01/14                              $  1,500         $  1,500
                                                                       --------
                                                                         24,830
                                                                       --------
MINNESOTA -- 2.2%
   Big Lake, Independent School District
     No. 727, Ser A, GO
        3.000%, 09/12/05                                 4,090            4,147
   Bloomington, Commercial Development
     Authority, ATS II Project, RB
     (A) (B) (C)
        2.070%, 03/01/12                                 2,360            2,360
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B) (C)
        1.430%, 12/01/14                                 2,590            2,590
   Cohasset, Minnesota Power & Light
     Project, Ser B, RB (A) (B) (C)
        1.350%, 06/01/13                                 2,500            2,500
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B) (C)
        1.400%, 06/01/19                                 1,240            1,240
   Mankato, Mankato Area Family YMCA
     Project, RB (A) (B) (C)
        1.450%, 05/01/06                                   600              600
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority, Childrens
     Healthcare System Project, Ser B,
     RB, FSA (A) (B)
        1.350%, 08/15/25                                 4,900            4,900
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B) (C)
        1.450%, 05/01/26                                 3,400            3,400
   Minnesota State, Higher Education
     Facilities Authority, Olaf College
     Project, RB (A) (B) (C)
        1.350%, 10/01/20                                   200              200
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B) (C)
        1.400%, 10/01/29                                 1,695            1,695
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B) (C)
        1.430%, 09/01/27                                 1,385            1,385
                                                                       --------
                                                                         25,017
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        33

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A, RB
     (A) (B) (C)
        1.300%, 10/01/17                              $  2,500         $  2,500
                                                                       --------
MISSOURI -- 4.2%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
        1.460%, 01/01/09                                 2,900            2,900
   Kansas City, Industrial Development
     Authority, Ewing Marion Kaufman
     Foundation Project, RB (A) (B)
        1.350%, 04/01/27                                   200              200
   Kansas City, Industrial Development
     Authority, Springs Apartment Project,
     RB (A) (B)
        1.500%, 09/01/25                                 2,350            2,350
   Kirkwood, Tax Increment Revenue, Kirkwood
     Commons Project,
     RB (A) (B) (C)
        1.400%, 10/01/17                                 3,785            3,785
   Missouri State, Development Finance Board
     Infrastructure Authority, St. Louis
     Convention Center Project,
     Ser C, RB (A) (B) (C)
        1.400%, 12/01/20                                 3,400            3,400
   Missouri State, Health & Educational
     Facilities Authority, Christian Brothers
     Project, Ser A, RB
     (A) (B) (C)
        1.400%, 10/01/32                                 1,200            1,200
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B) (C)
        1.400%, 08/15/24                                 1,645            1,645
   Missouri State, Health & Educational
     Facilities Authority, Drury University
     Project, RB (A) (B) (C)
        1.400%, 08/15/28                                 1,800            1,800
   Missouri State, Health & Educational
     Facilities Authority, Rockhurst University
     Project, RB (A) (B) (C)
        1.350%, 11/01/32                                 1,000            1,000
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-St. Pius
     Project, Ser A, RB (A) (B) (C)
        1.380%, 12/01/29                                 2,680            2,680
   Missouri State, Health & Educational
     Facilities Authority, St. Louis University
     Project, RB (A) (B)
        1.400%, 07/01/32                                 1,000            1,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, St. Louis University
     Project, RB, FGIC (A) (B)
        1.396%, 12/01/05                              $    100         $    100
   Missouri State, Health & Educational
     Facilities Authority, St. Louis University
     Project, Ser A, RB (A) (B)
        1.400%, 10/01/09                                   400              400
   Missouri State, Health & Educational
     Facilities Authority, St. Louis University
     Project, Ser B, RB (A) (B)
        1.400%, 10/01/24                                 1,400            1,400
   Missouri State, Public Buildings Authority,
     Ser B38, RB (A) (B)
        1.400%, 10/15/27                                 7,985            7,985
   St. Charles County, Industrial Development
     Authority, Sun River Village Project, RB
     (A) (B) (C)
        1.410%, 12/01/27                                11,300           11,300
   St. Louis, Industrial Development Authority,
     Schnuck Markets Kirkwood Project,
     RB (A) (B) (C)
        1.290%, 12/01/15                                 4,350            4,350
                                                                       --------
                                                                         47,495
                                                                       --------
MONTANA -- 1.3%
   Montana State, Board Investment Authority,
     Inter Capital Project,
     RB (A) (B)
        1.250%, 03/01/25                                 9,500            9,500
        1.250%, 03/01/28                                 4,700            4,700
                                                                       --------
                                                                         14,200
                                                                       --------
NEBRASKA -- 0.5%
   Lincoln, Electric Systems Authority,
     Ser B01, RB (A) (B)
        1.400%, 09/01/20                                 5,970            5,970
                                                                       --------
NEW MEXICO -- 0.9%
   Albuquerque, Healthcare Authority,
     Lovelace Respiratory Project, Ser A,
     RB (A) (B) (C)
        1.320%, 09/01/25                                 7,425            7,425
   Albuquerque, Metropolitan Redevelopment
     Authority, Springer Square Project,
     RB (A) (B) (C)
        1.820%, 11/01/17                                 3,000            3,000
                                                                       --------
                                                                         10,425
                                                                       --------


--------------------------------------------------------------------------------
34                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 0.4%
   Albany, Industrial Development Agency,
     Research Foundation of the State University
     of New York Project,
     Ser A, RB (A) (B)
        1.400%, 07/01/32                              $  1,720         $  1,720
   New York City, Municipal Water Financing
     Authority, Fiscal Year 2003 Project,
     Sub-Ser C-1, RB (A) (B)
        1.350%, 06/15/18                                   650              650
   New York City, Municipal Water Financing
     Authority, Ser F-1, RB (A) (B)
        1.350%, 06/15/33                                 2,300            2,300
                                                                       --------
                                                                          4,670
                                                                       --------
NORTH CAROLINA -- 1.5%
   North Carolina State, Medical Care Community
     Healthcare Facilities Authority, Carolina
     Meadows Income Project, RB (A) (B) (C)
        1.350%, 06/01/28                                   800              800
   North Carolina State, Medical Care Community
     Healthcare Facilities Authority,
     Lutheran Services for the Aging Project,
     RB (A) (B) (C)
        1.330%, 03/01/28                                 7,735            7,735
   Winston Salem, COP (A) (B)
        1.330%, 08/01/09                                 8,000            8,000
                                                                       --------
                                                                         16,535
                                                                       --------
OHIO -- 2.2%
   Hamilton County, Healthcare Authority,
     Sisters of Charity Senior Care Center
     Project, RB (A) (B) (C)
        1.390%, 08/01/27                                 4,150            4,150
   Lakewood, Hospital Authority,
     RB (A) (B) (C)
        1.270%, 11/01/10                                 2,390            2,390
   North Royalton, BAN
        1.950%, 08/11/05                                 1,000            1,002
   Ohio State, Higher Education Facilities
     Authority, Kenyon College Project,
     RB (A) (B)
        1.400%, 04/01/22                                 3,800            3,800
        1.400%, 08/01/33                                 6,050            6,050
   Painesville, Local School District, BAN
        1.760%, 02/17/05                                 2,000            2,003
   South Point, Local School District, BAN
        2.000%, 10/12/04                                 1,668            1,670

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B) (C)
        1.300%, 09/01/15                              $  1,020         $  1,020
        1.300%, 09/15/16                                 1,260            1,260
   University of Toledo, General Authority,
     RB, FGIC (A) (B)
        1.350%, 06/01/32                                 1,280            1,280
                                                                       --------
                                                                         24,625
                                                                       --------
OKLAHOMA -- 0.6%
   Oklahoma County, Finance Authority, Housing
     Preservation Project,
     RB (A) (B)
        1.390%, 01/01/33                                 1,010            1,010
   Tulsa, Industrial Development Authority,
     County Housing Funding Project,
     RB (A) (B)
        1.390%, 10/01/32                                 2,860            2,860
   Tulsa, Industrial Development Authority,
     Ser A, RB (A) (B)
        1.400%, 05/15/17                                 3,000            3,000
                                                                       --------
                                                                          6,870
                                                                       --------
OREGON -- 0.7%
   Multnomah County, Higher Education Authority,
     Concordia University Portland Project, RB
     (A) (B) (C)
        1.400%, 12/01/29                                 2,010            2,010
   Oregon State, Health, Housing, Educational &
     Cultural Authorities, Saint Vincent De Paul
     Project, Ser A, RB (A) (B) (C)
        1.390%, 03/01/19                                 1,815            1,815
   Portland, Economic Development Authority,
     Broadway Project, Ser A, RB, AMBAC
     (A) (B) (C)
        1.340%, 04/01/35                                 3,750            3,750
                                                                       --------
                                                                          7,575
                                                                       --------
PENNSYLVANIA -- 6.7%
   Allegheny County, Industrial Development
     Authority, Parkway Center Project, Ser A,
     RB (A) (B) (C)
        1.360%, 05/01/09                                 2,000            2,000
   Allegheny County, Industrial Development
     Authority, Pittsburgh Theological Society
     Project, RB (A) (B) (C)
        1.050%, 08/01/31                                 3,500            3,500


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        35

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Berks County, Industrial Development
     Authority, Kutztown University Foundation
     Project, RB (A) (B) (C)
        1.330%, 01/01/27                              $  1,000         $  1,000
        1.330%, 01/01/29                                 2,700            2,700
   Bucks County, Industrial Development
     Authority, Pennswood Village Project,
     Ser B, RB (A) (B) (C)
        1.350%, 10/01/34                                 2,000            2,000
   Chartiers Valley, Industrial & Commercial
     Development Authority, Asbury Place
     Project, Ser A, RB (A) (B) (C)
        1.350%, 12/01/26                                 3,570            3,570
   Cumberland County, Municipal Authority,
     Dickinson College Project, Ser B, RB,
     AMBAC (A) (B) (C)
        1.110%, 11/01/24                                 4,000            4,000
   Delaware County, Industrial Development
     Authority, The Agnes Irwin School Project,
     RB (A) (B) (C)
        1.300%, 10/01/33                                 3,400            3,400
   Gettysburg, Industrial Development Authority,
     Brethren Home Community Project, Ser A,
     RB (A) (B) (C)
        1.330%, 06/01/24                                 1,245            1,245
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A) (B)
        1.370%, 07/15/17                                 7,035            7,035
   Hazleton, Industrial Development Authority,
     MMI Preparatory School Project, RB
     (A) (B) (C)
        1.340%, 10/01/24                                 1,700            1,700
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.420%, 04/15/27                                 5,435            5,435
   Lehigh County, General Purpose Authority,
     Phoebe-Devitt Homes Project, Ser B,
     RB (A) (B) (C)
        1.330%, 05/15/21                                   930              930
   Moon Township, Industrial Development
     Authority, Executive Office Association
     Project, RB (A) (B) (C)
        1.340%, 11/01/10                                   500              500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A) (B)
        1.400%, 02/15/27                                 1,400            1,400
   Pennsylvania State, Economic Development
     Financing Authority, Philadelphia Area
     Project, Ser J-3, RB (A) (B) (C)
        1.370%, 11/01/30                                 5,600            5,600

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic Development
     Financing Authority, Philadelphia Area
     Project, Ser J-4, RB (A) (B) (C)
        1.340%, 11/01/30                              $  6,800         $  6,800
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I-3, RB (A) (B) (C)
        1.125%, 11/01/31                                 3,500            3,500
   Pennsylvania State, Public School
     Building Authority, Ser A42, RB,
     FSA (A) (B)
        1.800%, 06/01/28                                 2,900            2,900
   Pennsylvania State, Ser A07, GO,
     FGIC (A) (B)
        1.400%, 02/01/14                                 1,970            1,970
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B)
        1.900%, 05/01/17                                 9,000            9,000
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser A, RB,
     AMBAC (A) (B)
        1.310%, 12/01/20                                 2,625            2,625
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser C,
     RB, AMBAC (A) (B)
        1.310%, 12/01/20                                 3,000            3,000
                                                                       --------
                                                                         75,810
                                                                       --------
RHODE ISLAND -- 0.0%
   Rhode Island State, Revenue Authority,
     Convention Center Project, Ser A, RB,
     MBIA (A) (B)
        1.300%, 05/15/27                                   100              100
                                                                       --------
SOUTH CAROLINA -- 1.7%
   Charleston County, BAN
        2.000%, 11/04/04                                 2,500            2,504
   South Carolina State, GO
        2.000%, 04/01/05                                12,000           12,069
   South Carolina State, Ser C05,
     GO (A) (B)
        1.400%, 04/01/28                                 4,385            4,385
                                                                       --------
                                                                         18,958
                                                                       --------
TENNESSEE -- 0.9%
   Knox County, Health, Educational & Housing
     Facilities Authority, Child & Family
     Services Project, RB
     (A) (B) (C)
        1.330%, 07/01/14                                 1,150            1,150
--------------------------------------------------------------------------------
36                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Knox County, Health, Educational & Housing
     Facilities Authority, Webb School Project,
     RB (A) (B) (C)
        1.330%, 03/01/19                              $  1,000         $  1,000
   Memphis-Shelby County, Industrial Development
     Board, University of Tennessee Medical
     Group Project, RB (A) (B) (C)
        1.400%, 03/01/24                                 5,900            5,900
   Shelby County, Health, Educational & Housing
     Facilities Authority, St. Peter Villa
     Project, RB (A) (B) (C)
        1.570%, 11/01/22                                 2,670            2,670
                                                                       --------
                                                                         10,720
                                                                       --------
TEXAS -- 5.0%
   Dallas, Independent School District, GO
        5.000%, 02/15/05                                 3,000            3,054
   Garland, Healthcare Facilities Development
     Authority, Chambrel Club Hill Project,
     RB (A) (B) (D)
        1.340%, 11/15/32                                 2,700            2,700
   Gulf Coast, Waste Disposal Authority, Armco
     Project, RB (A) (B) (C)
        1.340%, 12/01/08                                 6,850            6,850
   Houston, Utilities System Revenue,
     Ser B17, RB, MBIA (A) (B)
        1.400%, 05/15/27                                11,155           11,155
   Houston, Utilities System Revenue,
     Ser C-17, RB, MBIA (A) (B)
        1.400%, 05/15/26                                 2,000            2,000
   Hunt County, Health Facilities Development
     Authority, Universal Health Services
     Greenville Project, RB (A) (B) (C)
        1.350%, 10/01/15                                   800              800
   Lewisville, Water & Sewer Resource
     Authority, RB
        5.000%, 02/15/05                                 1,045            1,062
   Lubbock County, Educational Facilities
     Authority, Lubbock Christian University
     Project, RB (A) (B) (C)
        1.400%, 05/01/29                                 3,300            3,300
   Lubbock County, Hospital District, RB
     Mandatory Put @ 100 (F)
        5.500%, 06/01/05                                 3,000            3,082
   Tarrant County, Multi-Family Housing Finance
     Authority, Sierra Project,
     RB (A) (B) (D)
        1.300%, 02/15/27                                 6,000            6,000
   Texas State, Public Finance Authority,
     Ser B, RB, AMBAC
        6.200%, 02/01/05                                 1,020            1,042

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, TRAN
        3.000%, 08/31/05                              $ 15,550         $ 15,767
                                                                       --------
                                                                         56,812
                                                                       --------
UTAH -- 1.0%
   Alpine, School District, School Board
     Guaranty Program, GO
        4.000%, 03/15/05                                 2,000            2,028
   Salt Lake County, TRAN
        2.500%, 12/30/04                                 2,500            2,510
   Utah State, Intermountain Power Agency,
     Merlots Project, Ser A59, RB, MBIA (A) (B)
        1.400%, 07/01/10                                 7,050            7,050
                                                                       --------
                                                                         11,588
                                                                       --------
VERMONT -- 1.5%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        1.420%, 06/01/22                                 3,670            3,670
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B) (C)
        1.420%, 06/01/27                                 4,335            4,335
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B) (C)
        1.340%, 10/01/30                                 4,290            4,290
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Northeastern Vermont
     Regional Hospital Project,
     Ser A, RB (A) (B) (C)
        1.340%, 10/01/25                                 3,045            3,045
   Vermont State, Student Assistance
     Authority, RB (A) (B) (C)
        1.150%, 01/01/08                                 1,940            1,940
                                                                       --------
                                                                         17,280
                                                                       --------
VIRGINIA -- 0.9%
   Harrisonburg, Redevelopment & Housing
     Authority, Stoney Ridge Project,
     RB (A) (B) (D)
        1.340%, 08/01/32                                 4,200            4,200
   Virginia State, College Building Authority,
     RB (A) (B)
        1.340%, 09/01/11                                 5,615            5,615
                                                                       --------
                                                                          9,815
                                                                       --------
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        37

STATEMENT OF NET ASSETS


Institutional Tax Free Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
WASHINGTON -- 3.0%
   Northwest Washington, Electrical
     Revenue Authority, Ser C, RB,
     FSA (A) (B)
        1.400%, 01/01/10                              $  5,223         $  5,223
   Port Townsend, Industrial Development
     Authority, Port Townsend Paper Project,
     RB (A) (B) (C)
        1.470%, 03/01/09                                 7,200            7,200
   Washington State, GO, FGIC (A) (B)
        1.400%, 07/01/19                                 5,170            5,170
   Washington State, Housing Finance
     Commission, Christa Project,
     Ser B, RB (A) (B) (C)
        1.380%, 07/01/11                                 2,315            2,315
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B) (C)
        1.400%, 01/01/27                                 5,165            5,165
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Program, RB (A) (B) (C)
        1.390%, 07/01/11                                   660              660
   Washington State, Housing Finance
     Commission, Rockwood Retirement
     Communities, RB (A) (B) (C)
        1.380%, 01/01/34                                   100              100
   Washington State, Housing Finance
     Commission, St. Vincent De Paul Project
     Ser A, RB (A) (B) (C)
        1.360%, 02/01/31                                 1,900            1,900
   Washington State, Housing Finance
     Commission, Tacoma Art Museum
     Project, RB (A) (B) (C)
        1.400%, 06/01/32                                   900              900
   Washington State, Housing Finance
     Commission, YMCA of Greater Seattle
     Project, RB (A) (B) (C)
        1.350%, 07/01/11                                 1,650            1,650
   Washington State, Housing Finance
     Commission, YMCA Snohomish County
     Project, RB (A) (B) (C)
        1.380%, 08/01/19                                   785              785
   Washington State, Ser A11, GO,
     MBIA (A) (B)
        1.400%, 06/01/17                                 2,765            2,765
                                                                       --------
                                                                         33,833
                                                                       --------
WEST VIRGINIA -- 1.5%
   Charleston, Building Commission Parking
     Facilities Authority, Charleston Town
     Center Parking Project, Ser A,
     RB (A) (B) (C)
        1.440%, 12/01/16                                10,540           10,540

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A) (B)
        1.700%, 10/01/14                              $  3,500         $  3,500
   Putnam County, Industrial Development
     Authority, FMC Project,
     RB (A) (B) (C)
        1.100%, 10/01/11                                 3,400            3,400
                                                                       --------
                                                                         17,440
                                                                       --------
WISCONSIN -- 3.6%
   Menomonee Falls, Industrial Development
     Authority, Maysteel Project, RB (A) (B)
        1.450%, 11/01/14                                 3,000            3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B) (C)
        1.450%, 07/01/21                                 1,425            1,425
   Mukwonago Waterworks Systems & Sewer
     Authority, BAN
        2.000%, 03/01/05                                 1,620            1,625
   West Allis, State Fair Park Exposition,
     RB (A) (B) (C)
        1.370%, 08/01/28                                 6,295            6,295
   West Salem, School District, TRAN
        2.000%, 09/01/05                                 3,300            3,310
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno College
     Project, RB (A) (B) (C)
        1.400%, 11/01/17                                 2,200            2,200
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser B, RB,
     FSA (A) (B)
        1.350%, 12/01/29                                   900              900
   Wisconsin State, Health & Educational
     Facilities Authority, Lutheran College
     Project, RB (A) (B) (C)
        1.400%, 06/01/33                                 1,400            1,400
   Wisconsin State, Health & Educational
     Facilities Authority, Madison Family
     Medicine Project, RB (A) (B) (C)
        1.500%, 05/01/21                                 4,995            4,995
   Wisconsin State, Health & Educational
     Facilities Authority, Meriter Hospital
     Project, RB (A) (B) (C)
        1.400%, 12/01/32                                 2,250            2,250
   Wisconsin State, Health & Educational
     Facilities Authority, Milwaukee
     Protestant Home Project, Ser A,
     RB (A) (B) (C)
        1.350%, 10/01/29                                11,215           11,215


--------------------------------------------------------------------------------
38                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview
     Hospital Association Project,
     RB (A) (B) (C)
        1.400%, 10/01/30                              $  1,900       $    1,900
                                                                     ----------
                                                                         40,515
                                                                       --------
MULTI-STATE -- 2.7%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        1.950%, 04/01/08                                 7,300            7,300
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of Beneficial
     Ownership Project, Ser 98-1, RB (A) (B) (C)
        1.460%, 05/01/28                                11,285           11,285
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of Beneficial
     Ownership Project, Ser 98-2, RB (A) (B) (C)
        1.460%, 12/10/14                                10,275           10,275
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of Beneficial
     Ownership Project, Ser A, COP (A) (B) (C)
        1.490%, 07/01/05                                 1,705            1,705
   Northwestern Mutual Life Insurance, RB (A) (B)
     (C)
        7.610%, 02/01/09                                   154              154
                                                                     ----------
                                                                         30,719
                                                                     ----------
Total Municipal Bonds
   (Cost $1,133,055) ($ Thousands)                                    1,133,055
                                                                     ----------
Total Investments-- 100.2%
   (Cost $1,133,055) ($ Thousands)                                    1,133,055
                                                                     ----------

OTHER ASSETS AND LIABILITIES -- (0.2)%
Payable for Investment Securities Purchased                              (2,180)
Cash Overdraft                                                           (1,769)
Income Distribution Payable                                                (508)
Administration Fees Payable                                                (258)
Shareholder Servicing Fees Payable                                          (77)
Investment Advisory Fees Payable                                            (37)
Trustees' Fees Payable                                                       (6)
Other Assets and Liabilities, Net                                    ----------
Total Other Assets and Liabilities                                       (1,952)
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,131,103
                                                                     ==========


--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                         $1,131,154
Accumulated net realized loss on investments                                (51)
                                                                     ----------

Total Net Assets -- 100.0%                                           $1,131,103
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($862,511,252 / 862,721,067 shares)                                    $1.00
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($239,434,984 / 239,437,255 shares)                                    $1.00
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($29,156,740 / 29,171,079 shares)                                      $1.00
                                                                     ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Security is collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
(E) Security is escrowed to maturity.
(F) Mandatory Put -- the maturity date shown is the Put date.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        39

STATEMENT OF NET ASSETS


Massachusetts Tax Free Money Market Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

31.9% General Obligations
23.2% Education
12.8% Industrial Development
10.6% Transportation
 6.0% Healthcare
 3.3% Water
 2.8% Housing
 2.6% Nursing Homes
 2.6% Power
 2.5% Utilities
 1.7% Public Facilities

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 101.0%
MASSACHUSETTS -- 98.4%
   Avon, BAN
        1.500%, 03/03/05                                $2,500         $  2,506
   Boston, Water & Sewer Commission,
     Ser A, RB (A) (B) (C)
        1.300%, 11/01/24                                 1,425            1,425
   Chicopee, BAN
        2.000%, 11/19/04                                 1,000            1,002
   Dracut, BAN
        2.500%, 01/28/05                                 1,900            1,908
   Hull, BAN
        3.000%, 07/14/05                                 2,000            2,023
   Marblehead, BAN
        3.000%, 08/19/05                                 2,000            2,029
   Marion, BAN
        1.750%, 09/24/04                                 2,000            2,001
   Massachusetts Bay, Transportation Authority,
     Ser SG 156, RB (A) (B)
        1.330%, 07/01/30                                 2,060            2,060
   Massachusetts State, Construction Loan,
     Ser C, GO
        4.500%, 09/01/04                                   100              100
   Massachusetts State, Development Finance
     Agency, Cardinal Cushing Centers Project,
     RB (A) (B) (C)
        1.320%, 02/01/33                                 1,900            1,900
   Massachusetts State, Development Finance
     Agency, Dean College Project,
     RB (A) (B) (C)
        1.320%, 10/01/29                                 1,009            1,009
   Massachusetts State, Development Finance
     Agency, Loomis Communities Project,
     Ser B, RB (A) (B) (C)
        1.300%, 03/01/10                                 1,700            1,700

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development Finance
     Agency, Marino Foundation Project,
     RB (A) (B) (C)
        1.320%, 07/01/21                                $2,000         $  2,000
   Massachusetts State, Development Finance
     Agency, Meadowbrook School Issue,
     RB (A) (B) (C)
        1.320%, 08/01/30                                   400              400
   Massachusetts State, Development Finance
     Agency, Smith College Project, RB (A) (B)
        1.320%, 07/01/29                                 1,600            1,600
   Massachusetts State, Development Finance
     Agency, Ursuline Academy Dedham Project,
     RB (A) (B) (C)
        1.330%, 05/01/32                                 1,700            1,700
   Massachusetts State, Development Finance
     Agency, Wentworth Institute Project,
     RB, AMBAC (A) (B)
        1.310%, 10/01/30                                 1,000            1,000
   Massachusetts State, Federal Highway
     Authority, RB (A) (B)
        1.330%, 06/15/09                                 2,500            2,500
   Massachusetts State, Health & Educational
     Facilities Authority, Berklee College of
     Music Project, Ser D, RB, MBIA (A) (B)
        1.250%, 10/01/27                                 1,015            1,015
   Massachusetts State, Health & Educational
     Facilities Authority, Emmanuel
     College Project, RB (A) (B) (C)
        1.340%, 07/01/33                                 2,500            2,500
   Massachusetts State, Health & Educational
     Facilities Authority, Essex Museum
     Project, RB (A) (B) (C)
        1.270%, 07/01/33                                 1,000            1,000
   Massachusetts State, Health & Educational
     Facilities Authority, Falmouth Assisted
     Living Project, Ser A, RB (A) (B) (C)
        1.290%, 11/01/26                                 1,500            1,500
   Massachusetts State, Health & Educational
     Facilities Authority, Merlots Project,
     Ser A14, RB (A) (B)
        1.380%, 07/01/32                                 1,000            1,000
   Massachusetts State, Health & Educational
     Facilities Authority, St. Ann's Home
     Project, Ser A, RB (A) (B) (C)
        1.350%, 03/01/22                                 1,425            1,425


--------------------------------------------------------------------------------
40                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health & Educational
     Facilities Authority, University of
     Massachusetts Project, Ser A,
     RB (A) (B) (C)
        1.320%, 11/01/30                                $2,000         $  2,000
   Massachusetts State, Health & Educational
     Facilities Authority, Wellesley
     College Issue, Ser E, RB (A) (B)
        1.340%, 07/01/22                                 1,000            1,000
   Massachusetts State, Health & Educational
     Facilities Authority, Williams
     College Issue, Ser E, RB (A) (B)
        1.330%, 08/01/14                                 2,050            2,050
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing Project,
     Ser A, RB (A) (B) (D)
        1.330%, 01/15/10                                 1,625            1,625
   Massachusetts State, Industrial Finance
     Agency, Goddard House Project, Ser 1995,
     RB (A) (B) (C)
        1.340%, 11/01/25                                 1,715            1,715
   Massachusetts State, Ser A63, GO,
     FGIC (A) (B)
        1.380%, 01/01/22                                 1,495            1,495
   Massachusetts State, Turnpike Authority,
     Ser 334, RB, MBIA (A) (B)
        1.320%, 01/01/37                                 1,500            1,500
   Massachusetts State, Water Resource
     Authority, Ser B, RB (A) (B) (C)
        1.300%, 08/01/28                                 1,400            1,400
   Massachusetts State, Water Resources
     Authority, Ser D, RB, FGIC (A) (B)
        1.340%, 11/01/26                                   500              500
   Pembroke, BAN
        3.000%, 08/04/05                                 2,500            2,532
   Walpole, BAN
        2.000%, 11/04/04                                 1,581            1,583
   Watertown, BAN
        2.000%, 11/12/04                                 1,000            1,002
                                                                       --------
                                                                         55,705
                                                                       --------
PUERTO RICO -- 2.6%
   Puerto Rico, Electric Power Authority,
     Ser A40, RB, MBIA (A) (B)
        1.370%, 07/01/23                                   590              590



--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico, Electric Power Authority,
     Ser B, RB (A) (B)
        1.370%, 07/01/20                                $  900         $    900
                                                                       --------
                                                                          1,490
                                                                       --------
Total Municipal Bonds
   (Cost $57,195) ($ Thousands)                                          57,195
                                                                       --------
Total Investments -- 101.0%
   (Cost $57,195) ($ Thousands)                                          57,195
                                                                       --------


OTHER ASSETS AND LIABILITIES -- (1.0)%
Cash Overdraft                                                             (659)
Income Distribution Payable                                                 (31)
Shareholder Servicing Fees Payable                                          (16)
Administration Fees Payable                                                 (10)
Investment Advisory Fees Payable                                             (2)
Other Assets and Liabilities, Net                                           171
                                                                       --------
Total Other Assets and Liabilities                                         (547)
                                                                       --------

Total Net Assets -- 100.0%                                             $ 56,648
                                                                       ========


NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)                $56,653
Distribution in excess of net investment income                              (1)
Accumulated net realized loss on investments                                 (4)
                                                                       --------

Total Net Assets -- 100.0%                                              $56,648
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($56,648,043 / 56,652,228 shares)                                      $1.00
                                                                       ========


(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Security is collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        41

STATEMENT OF NET ASSETS


Pennsylvania Tax Free Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

30.5% Industrial Development
19.6% Healthcare
17.9% Education
10.0% General Obligations
 7.0% Housing
 5.3% General Revenue
 2.4% Utilities
 2.1% Water
 2.1% Transportation
 2.1% Pollution
 1.0% Nursing Homes

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 102.1%
PENNSYLVANIA -- 102.1%
   Allegheny County, Hospital Development
     Authority, Presbyterian University Hospital
     Project, Ser B-2, RB (A) (B) (C)
        1.350%, 03/01/18                                $  715         $    715
   Allegheny County, Industrial Development
     Authority, Parkway Center Project, Ser A,
     RB (A) (B) (C)
        1.360%, 05/01/09                                 1,540            1,540
   Allegheny County, Industrial Development
     Authority, Pittsburgh Theological
     Society Project, RB (A) (B) (C)
        1.650%, 08/01/31                                 1,500            1,500
   Allegheny County, Industrial Development
     Authority, Sacred Heart High
     School Project, RB (A) (B) (C)
        1.390%, 06/01/22                                   500              500
   Berks County, Industrial Development
     Authority, Kutztown University Foundation
     Project, RB (A) (B) (C)
        1.330%, 01/01/29                                   545              545
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        1.350%, 12/01/04                                 2,000            2,000
   Bucks County, Ser A, TRAN
        2.000%, 12/31/04                                   500              501
   Chartiers Valley, Industrial &
     Commercial Development Authority,
     Asbury Place Project, Ser A, RB
     (A) (B) (C)
        1.350%, 12/01/26                                 1,000            1,000

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland County, Municipal Authority,
     Wesley Affiliated Services Project,
     Ser C, RB (A) (B) (C)
        1.330%, 01/01/37                                $  495         $    495
   Dallastown, Area School District Authority,
     GO, FGIC (A) (B)
        1.370%, 05/01/20                                 1,345            1,345
   Delaware County, Industrial Development
     Authority, BP Oil Project, RB (A) (B)
        1.350%, 10/01/19                                 1,000            1,000
   Delaware County, Industrial Development
     Authority, The Agnes Irwin School Project,
     RB (A) (B) (C)
        1.300%, 10/01/33                                 1,000            1,000
   Delaware Valley, Regional Finance Authority,
     RB (A) (B)
        1.370%, 07/01/27                                 1,500            1,500
   Erie County, Hospital Authority, Ser 820,
     RB, MBIA (A) (B)
        1.360%, 07/01/22                                 2,000            2,000
   Harrisburg, Water Authority, Ser B, RB,
     FSA (A) (B)
        1.370%, 07/15/17                                 1,000            1,000
   Kennett, School District, GO, FGIC
     Pre-Refunded @ 100 (D)
        5.750%, 02/15/05                                   500              511
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.420%, 04/15/27                                 1,600            1,600
   Lehigh County, General Purpose Authority,
     Phoebe-Devitt Homes Project, Ser B,
     RB (A) (B) (C)
        1.330%, 05/15/21                                   435              435
   Montgomery County, Redevelopment Authority,
     Brookside Manor Apartments Project, Ser A,
     RB (A) (B)
        1.300%, 08/15/31                                 1,200            1,200
   Montgomery County, Redevelopment Authority,
     Kingswood Apartments Project, Ser A,
     RB (A) (B)
        1.300%, 08/15/31                                   800              800
   Moon Township, Industrial Development
     Authority, Executive Office Association
     Project, RB (A) (B) (C)
        1.340%, 11/01/10                                 1,150            1,150
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A) (B)
        1.400%, 02/15/27                                 1,500            1,500


--------------------------------------------------------------------------------
42                       SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Northhampton County, General Purpose
     Authority, Lafayette College Project,
     RB (A) (B) (C)
        1.290%, 11/01/23                                $1,090         $  1,090
   Northampton County, Industrial Development
     Authority, Kirkland Village Project,
     RB (A) (B) (C)
        1.320%, 11/01/30                                   900              900
   Northampton County, Industrial Development
     Authority, Moravian Academy Project,
     RB (A) (B) (C)
        1.340%, 02/01/18                                 1,000            1,000
   Pennsylvania State, Economic Development
     Financing Authority, Philadelphia Area
     Project, Ser J-3, RB (A) (B) (C)
        1.370%, 11/01/30                                 1,000            1,000
   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges & Universities
     Project, Ser D3, RB
     Mandatory Put @ 100 (F)
        1.400%, 05/01/05                                 1,100            1,100
   Pennsylvania State, Ser A07, GO,
     FGIC (A) (B)
        1.400%, 02/01/14                                   995              995
   Pennsylvania State, Turnpike
     Commission Authority, Ser A-3,
     RB (A) (B)
        1.330%, 12/01/30                                 1,000            1,000
   Philadelphia, Hospital & Higher Education
     Facilities Authority, Children's Hospital
     Project, Ser A, RB (A) (B)
        1.330%, 07/01/22                                   595              595
   Philadelphia, Hospital & Higher Education
     Facilities Authority, Philadelphia School
     Project, Ser A-3, RB (A) (B) (C)
        1.350%, 03/01/19                                 1,200            1,200
   Philadelphia, Hospital & Higher Education
     Facilities Authority, Temple East Project,
     Ser B, RB (A) (B) (C)
        1.350%, 06/01/14                                 1,300            1,300
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn
     Project, Ser 96, RB (A) (B) (C)
        1.330%, 12/01/08                                 1,500            1,500
   Philadelphia, Industrial Development
     Authority, Fox Chase Cancer Center
     Project, RB (A) (B) (C)
        1.350%, 07/01/25                                 1,800            1,800

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B)
        1.900%, 05/01/17                                $1,500         $  1,500
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B) (C)
        1.370%, 11/01/32                                 1,000            1,000
   Philadelphia, Redevelopment Authority,
     Rivers Edge Project, RB (A) (B) (C)
        1.400%, 12/01/09                                 1,400            1,400
   Philadelphia, Water & Sewer Authority,
     Ser 10, RB (E)
        7.350%, 09/01/04                                 1,180            1,180
   Sayre, Healthcare Facilities Authority,
     Capital Financing Project, Ser C,
     RB, AMBAC (A) (B)
        1.310%, 12/01/20                                 1,800            1,800
   Union County, Higher Education Facilities,
     Bucknell University Project, Ser B,
     RB (A) (B)
        1.330%, 04/01/22                                 1,850            1,850
   Wilkins, Industrial Development Authority,
     Fairview Extended Project, Ser B,
     RB (A) (B) (C)
        1.340%, 01/01/21                                 1,500            1,500
   York, General Pooled Financing Authority,
     Sub-Ser A, RB, AMBAC (A) (B)
        1.330%, 09/01/26                                 1,100            1,100
                                                                       --------
Total Municipal Bonds
   (Cost $48,647) ($ Thousands)                                          48,647
                                                                       --------
Total Investments -- 102.1%
   (Cost $48,647) ($ Thousands)                                          48,647
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (2.1)%
Cash Overdraft                                                           (1,063)
Administration Fees Payable                                                 (11)
Income Distribution Payable                                                  (9)
Shareholder Servicing Fee Payable                                            (8)
Investment Advisory Fees Payable                                             (1)
Other Assets and Liabilities, Net                                           103
                                                                       --------
Total Other Assets and Liabilities                                         (989)
                                                                       --------

Total Net Assets -- 100.0%                                              $47,658
                                                                       ========




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        43

STATEMENT OF NET ASSETS


Pennsylvania Tax Free Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)               $47,678
Accumulated net realized loss on investments                                (20)
                                                                       ---------
Total Net Assets -- 100.0%                                              $47,658
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($12,363,622 / 12,384,297 shares)                                      $1.00
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($35,293,900 / 35,293,584 shares)                                      $1.00
                                                                       ========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Mandatory Put -- the maturity date shown is the Put date.
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
44                       SEI Tax Exempt Trust / Annual Report / August 31, 2004

Intermediate-Term Municipal Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

32.0% General Obligations
11.8% Healthcare
10.7% Power
 7.7% Public Facilities
 7.5% Education
 6.4% General Revenue
 5.1% Transportation
 4.7% Utilities
 3.0% Other
 2.7% Pollution
 2.2% Housing
 1.9% Industrial Development
 1.9% Water
 1.1% Tax & Revenue Anticipation Notes
 0.9% Airport
 0.3% Special Obligation
 0.1% Equipment

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 99.3%
ALABAMA -- 0.8%
   Alabama State, Private Colleges &
     Universities, Tuskegee University
     Project, Ser A, RB, Radian Insured
     Callable 09/01/06 @ 102
        5.700%, 09/01/10                                $  825         $    886
        5.700%, 09/01/11                                   870              933
   Alabama State, Special Care Facilities
     Financing Authority, Charity
     Obligation Group Project,
     Ser A, RB (E)
        5.000%, 11/01/06                                 2,700            2,882
   Alabama State, Water Pollution Control
     Authority, Revolving Fund Loan,
     Ser B, RB, AMBAC
        5.250%, 08/15/10                                 2,000            2,243
                                                                       --------
                                                                          6,944
                                                                       --------
ALASKA -- 1.3%
   Alaska State, Energy & Power Authority,
     Bradley Lake Project, Ser 3,
     RB, FSA
        6.000%, 07/01/12                                 3,980            4,633
   Alaska State, Energy & Power Authority,
     Bradley Lake Project, Ser 4,
     RB, FSA
        6.000%, 07/01/14                                 2,920            3,421
   Alaska State, Housing Finance Authority,
     General Mortgage Project,
     Ser A, RB, MBIA
        5.100%, 12/01/06                                 1,805            1,866


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
        6.000%, 06/01/15                             $   1,940         $  2,038
                                                                       --------
                                                                         11,958
                                                                       --------
ARIZONA -- 3.5%
   Arizona State, School Facilities Board,
     State School Improvements Project,
     RB
        5.500%, 07/01/10                                 3,000            3,416
   Arizona State, Transportation Board,
     Sub-Ser A, RB
        6.000%, 07/01/08                                 6,000            6,778
   Maricopa County, Community College
        Project, GO
        5.000%, 07/01/10                                 2,000            2,217
   Mesa, Utility Systems Authority,
     RB, FGIC
        7.125%, 07/01/11                                 7,000            8,674
        6.500%, 07/01/11                                 3,865            4,642
        5.250%, 07/01/17                                 3,000            3,428
   Pima County, Unified School District
     No. 1, GO, FSA
     Callable 07/01/12 @ 100
        4.750%, 07/01/14                                 3,000            3,218

                                                                         32,373
                                                                       --------
ARKANSAS -- 0.2%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser A, RB
     Callable 01/01/11 @ 100 (F)
        4.700%, 07/01/16                                 1,605            1,646
                                                                       --------
CALIFORNIA -- 13.7%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
        6.000%, 09/01/13                                 2,325            2,763
   California State, Economic Development
     Authority, Ser A, GO
        5.250%, 07/01/12                                 1,500            1,693
        5.250%, 07/01/14                                 3,000            3,394
        5.000%, 07/01/08                                 4,000            4,390
        5.000%, 01/01/09                                 5,000            5,481
   California State, Economic Development
     Authority, Ser B, GO (A) (B)
        5.000%, 07/01/23                                 3,000            3,281
        3.500%, 07/01/23                                 3,800            3,952


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        45

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, GO
        6.600%, 02/01/09                             $   1,000         $  1,151
        5.250%, 02/01/11                                 2,000            2,217
        5.000%, 02/01/12                                 4,000            4,381
        5.000%, 02/01/12                                 9,500           10,404
        5.000%, 10/01/12                                12,425           13,701
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                 4,000            4,436
   California State, GO Partially
     Pre-Refunded @ 100 (D)
        6.250%, 04/01/05                                   480              482
   California State, GO Partially
     Pre-Refunded @ 101 (D)
        5.250%, 06/01/06                                   840              892
   California State, GO, AMBAC
        6.300%, 09/01/10                                 2,000            2,352
   California State, Health Facilities
     Finance Authority, Sisters of Providence
     Project, RB
        5.500%, 10/01/05                                 1,100            1,146
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser F, RB, MBIA
     Callable 08/01/08 @ 101
        5.000%, 02/01/11                                 2,000            2,075
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser Q, RB, MBIA
     Callable 08/01/07 @ 102
        5.850%, 08/01/16                                 2,135            2,253
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB
     Callable 08/01/07 @ 101.5 (F)
        5.050%, 02/01/17                                   995            1,002
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.500%, 12/01/10                                 2,475            2,790
   California State, Public Works Board,
     Department of Corrections Project,
     Ser B, RB
        5.250%, 01/01/13                                 2,000            2,210
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
        6.000%, 12/01/10                                 2,955            3,449
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (E)
        6.000%, 12/01/10                                 2,195            2,591


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, Water Department
     Authority, Ser A, RB
        5.500%, 05/01/09                             $   2,000         $  2,227
   California Statewide, Communities Development
     Authority, Equity Residential Project,
     Ser C, RB (A) (B)
        5.200%, 12/01/29                                 2,750            2,932
   California Statewide, Communities Development
     Authority, Kaiser Permanente Project,
     Ser D, RB (A) (B)
        4.350%, 11/01/36                                 2,450            2,553
   California Statewide, Communities Development
     Authority, Kaiser Permanente Project,
     Ser I, RB (A) (B)
        3.450%, 04/01/35                                 3,000            2,917
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB
     Callable 06/01/13 @ 100
        5.000%, 06/01/21                                11,245           11,248
   Los Angeles County, Capital Asset Leasing
     Project, RB, AMBAC
        6.000%, 12/01/06                                 1,000            1,094
   Mojave, Water Agency, Improvement District,
     Morongo Basin Project, GO, FGIC Callable
     09/01/06 @ 102
        5.600%, 09/01/12                                 1,000            1,098
   Northern California, Tobacco Securitization
     Authority, Asset Backed Bonds, Ser B, RB
     Callable 06/01/11@ 100
        4.375%, 06/01/21                                 2,250            2,228
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
        5.800%, 07/01/16                                 1,000            1,091
   Oroville, Hospital Project, Ser A, RB
     Callable 12/01/05 @ 102
        5.500%, 12/01/06                                 1,000            1,061
   Southern California, Metropolitan Water
     District, Ser B, RB
        5.000%, 07/01/14                                 3,800            4,237
   Temecula Valley, Unified School
     District, GO, FSA
        5.250%, 08/01/15                                 2,000            2,273
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                 1,935            2,136
   University of California, Ser A,
     RB, AMBAC
        5.000%, 05/15/13                                 5,500            6,119
                                                                       --------
                                                                        125,700
                                                                       --------
--------------------------------------------------------------------------------
46                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COLORADO -- 0.7%
   Colorado State, Department of
     Transportation, RAN, AMBAC
        6.000%, 06/15/10                             $   3,000         $  3,477
   Colorado State, Healthcare Facilities
     Authority, Catholic Health Initiatives
     Project, Ser A, RB
        5.500%, 12/01/06                                 1,000            1,071
        5.500%, 12/01/07                                 1,000            1,083
   Colorado State, Housing Finance Authority,
     Single-Family Housing Project, Ser C-3, RB
     Callable 11/01/07 @ 105
        6.750%, 05/01/17                                   170              179
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB
     Callable 08/01/11 @ 102
        4.875%, 08/01/13                                   665              688
                                                                       --------
                                                                          6,498
                                                                       --------
CONNECTICUT -- 0.4%
   Connecticut State, Health & Educational
     Facilities Authority, Quinnipac University
     Project, Ser G, RB (A) (B) (C)
        1.340%, 07/01/23                                 2,800            2,800
   Connecticut State, Special Tax
     Obligation, Ser B, RB
        6.125%, 09/01/12                                 1,100            1,293
                                                                       --------
                                                                          4,093
                                                                       --------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Convention Center
     Project, Senior Lien, RB, AMBAC
        5.250%, 10/01/12                                 3,000            3,325
   District of Columbia, Ser A-1,
     GO, MBIA
        6.500%, 06/01/09                                 1,085            1,263
   District of Columbia, Ser B, GO, MBIA
        6.000%, 06/01/11                                 4,420            5,151
                                                                       --------
                                                                          9,739
                                                                       --------
FLORIDA -- 4.0%
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                 1,470            1,751
   Florida State, Board of Education,
     Capital Outlay Project, Ser F, GO
     Callable 06/01/06 @ 101
        5.600%, 06/01/12                                 4,890            5,226

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Department of General Services,
     Facilities Pool, Ser A, RB, FSA
        5.250%, 09/01/11                             $   5,000         $  5,645
   Florida State, Division of Finance Board,
     Environmental Protection Project, RB, FSA
        6.000%, 07/01/13                                 3,490            4,153
   Florida State, Housing Finance Authority,
     Homeowner Mortgage Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
        5.750%, 01/01/17                                   350              354
   Florida State, St. Johns River Project,
     Issue No. 2, 17th Ser, RB
        5.250%, 10/01/09                                 3,000            3,348
   Hillsborough County, Aviation Authority,
     Tampa International Airport Project,
     Ser A, RB, FSA
        5.500%, 10/01/09                                 4,820            5,440
   Key West, Electric Utilities Board,
     RB, AMBAC
        6.000%, 10/01/11                                 5,990            7,054
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
        6.000%, 10/01/08                                 3,300            3,737
                                                                       --------
                                                                         36,708
                                                                       --------
GEORGIA -- 4.2%
   Georgia State, Municipal Electric Power
     Authority, Project One, Sub-Ser E,
     RB, FSA (A) (B)
        1.300%, 01/01/26                                 2,800            2,800
   Georgia State, Municipal Electric Power
     Authority, RB, MBIA
        6.500%, 01/01/12                                 3,235            3,795
   Georgia State, Municipal Electric Power
     Authority, Ser DD, RB, AMBAC
        7.000%, 01/01/08                                 4,500            5,163
   Georgia State, Ser C, GO
        6.250%, 08/01/13                                 4,000            4,844
        6.000%, 07/01/10                                 2,610            3,041
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                 3,600            4,326
        6.300%, 11/01/09                                 4,100            4,801
        6.000%, 10/01/10                                 2,000            2,341
   Metropolitan Atlanta, Rapid Transit Authority,
     Ser E, RB Callable 10/12/04 @ 100 (E)
        7.000%, 07/01/11                                 4,000            4,803



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        47

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Savannah, Hospital Authority, St.
     Joseph's Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
        5.250%, 07/01/09                               $ 2,625         $  2,909
                                                                       --------
                                                                         38,823
                                                                       --------
HAWAII -- 0.8%
   Hawaii State, Ser CZ, GO, FSA
     Pre-Refunded @ 100 (D)
        5.250%, 07/01/12                                 5,000            5,700
   Hawaii State, Ser DB, GO, MBIA
        5.250%, 09/01/13                                 1,250            1,410
                                                                       --------
                                                                          7,110
                                                                       --------
IDAHO -- 0.2%
   Idaho State, Healthcare Facilities
     Authority, St. Lukes Medical Center
     Project, RB, FSA (A) (B)
        1.300%, 07/01/30                                 1,700            1,700
                                                                       --------
ILLINOIS -- 5.5%
   Chicago, Board of Education, School
     Reform Project, GO, MBIA
     Pre-Refunded @ 102 (D)
        6.000%, 12/01/06                                 1,550            1,722
   Chicago, Board of Education, School
     Reform Project, Ser A, GO, FGIC
        5.250%, 12/01/17                                 2,330            2,656
   Chicago, Metropolitan Water Reclamation
     District, GO
        6.500%, 12/01/07                                 2,250            2,545
   Chicago, Metropolitan Water Reclamation
     District, Greater Chicago Capital
     Improvements Project, GO
        6.900%, 01/01/07                                 3,500            3,787
   Chicago, Ser A-2, GO, AMBAC
        6.125%, 01/01/12                                 5,000            5,871
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (G)
        4.150%, 12/01/07                                 6,970            6,397
   Cook County, GO, MBIA (E)
        7.250%, 11/01/07                                 2,000            2,152
   Illinois State, Development Financing
     Authority, Community Rehabilitation
     Providers Project, Ser A, RB
        5.700%, 07/01/07                                 1,290            1,338
        5.600%, 07/01/05                                 2,235            2,265
   Illinois State, Educational Facilities
     Authority, Loyola University Project,
     Ser A, RB (E)
        7.000%, 07/01/07                                 4,585            5,070


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Health Facilities Authority,
     Centegra Health Systems Project, RB
        5.500%, 09/01/06                             $   2,375         $  2,501
   Illinois State, Health Facilities Authority,
     Condell Medical Center Project, RB
        6.000%, 05/15/10                                 1,250            1,353
   Illinois State, Health Facilities Authority,
     Decatur Memorial Hospital Project, RB
        5.500%, 10/01/10                                 1,050            1,156
        5.500%, 10/01/11                                 1,150            1,264
   Illinois State, Metropolitan Pier &
     Exposition, McCormick Project,
     Ser A, RB, MBIA (G)
        4.087%, 12/15/16                                 2,330            1,361
   Kane & DeKalb Counties, Unified School
     District No. 301, GO, AMBAC
        6.300%, 12/01/04                                 1,440            1,458
   Lake County, Forest Preservation
     District, GO (G)
        2.600%, 12/01/07                                 4,000            3,665
   University of Illinois, Auxiliary Facilities
     System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                 2,000            2,300
   University of Illinois, Auxiliary Facilities
     System, Ser B, RB, FGIC
        5.500%, 04/01/15                                 1,635            1,882
                                                                       --------
                                                                         50,743
                                                                       --------
INDIANA -- 1.5%
   Hammond, Multi-School Building Authority,
     First Mortgage Project, RB, MBIA (E)
        6.000%, 01/15/06                                 1,740            1,802
   Indiana State, Health Facilities Financing
     Authority, Clarian Health Hospital Project,
     Ser B, RB (A) (B)
        1.300%, 03/01/30                                 1,600            1,600
   Indiana State, Housing Finance Authority,
     Ser A, RB
     Callable 09/27/04 @ 100 (F)
        6.600%, 07/01/05                                   360              361
   Indiana State, Office Building Commission,
     State Office Building II Facilities
     Project, Ser D, RB
        6.900%, 07/01/11                                 5,650            6,620
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
        5.500%, 10/01/12                                 2,860            3,237
                                                                       --------
                                                                         13,620
                                                                       --------



--------------------------------------------------------------------------------
48                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 0.4%
   Muscantine, Electric Authority,
     Ser A, RB, AMBAC
        5.500%, 01/01/09                             $   3,725         $  4,135
                                                                       --------
KANSAS -- 0.5%
   Kansas State, Department of Transportation
     Highway Authority, Ser B-1, RB (A) (B)
        1.260%, 09/01/20                                 1,300            1,300
   Kansas State, Development Finance Authority,
     Water Pollution Control Project, RB
        5.500%, 11/01/11                                 1,000            1,150
        5.500%, 11/01/14                                 1,885            2,192
                                                                       --------
                                                                          4,642
                                                                       --------
LOUISIANA -- 1.4%
   De Soto Parish, Pollution Control Authority,
     International Paper Projects, Ser A, RB
        5.000%, 10/01/12                                 2,600            2,750
   Jefferson Parish, Hospital Service
     Authority, District No. 2, RB, FGIC
     Callable 12/01/05 @ 100
        5.250%, 12/01/15                                 5,450            5,679
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, Ser A-1, RB
     Callable 12/01/07 @ 104 (F)
        6.650%, 06/01/15                                   860              904
   New Orleans, Ernest N. Morial Project,
     Sub-Ser A, TA, AMBAC
        5.250%, 07/15/13                                 3,000            3,375
                                                                       --------
                                                                         12,708
                                                                       --------
MAINE -- 0.1%
   Maine State, Housing Authority,
     Mortgage Purchase Project,
     Ser D-1, RB
        4.850%, 11/15/06                                 1,000            1,053
                                                                       --------
MASSACHUSETTS -- 4.1%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.500%, 03/01/12                                 3,300            3,719
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.250%, 07/01/10                                 5,000            5,617
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
        5.250%, 07/01/13                                 1,500            1,697

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Construction
     Loan, Ser A, RB
        5.250%, 08/01/13                             $   3,000         $  3,375
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (D)
        5.500%, 03/01/12                                 4,000            4,565
   Massachusetts State, Construction
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (D)
        5.250%, 01/01/13                                 3,075            3,471
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                 1,000            1,119
   Massachusetts State, Health & Educational
     Facilities Authority, Lowell General
     Hospital Project, Ser B, RB, FSA
     Callable 06/01/07 @ 102
        5.250%, 06/01/11                                 1,585            1,706
   Massachusetts State, Housing Finance Agency,
     Single-Family Housing Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                                   265              266
   Massachusetts State, Municipal Wholesale
     Electric Project No. 6-A, RB, MBIA
        5.500%, 07/01/09                                 4,000            4,472
   Massachusetts State, Ser A, GO, MBIA
        5.500%, 02/01/08                                 3,000            3,307
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                 1,500            1,769
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FGIC (A) (B)
        1.300%, 08/01/31                                   100              100
   Massachusetts State, Water Resources
     Authority, Ser D, RB, MBIA
        5.500%, 08/01/10                                 2,000            2,270
                                                                       --------
                                                                         37,453
                                                                       --------
MICHIGAN -- 3.5%
   Detroit, Convention Facilities, Cobo Hall
     Project, RB, MBIA
        5.000%, 09/30/12                                 2,000            2,233
   Grand Haven, Electric Authority, RB,
     MBIA
        5.500%, 07/01/16                                 6,960            8,063
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                 2,000            2,251
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        49

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
        5.250%, 01/15/07                             $   1,975         $  2,085
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12                                 3,000            3,502
   Michigan State, Environmental
     Protection Program, Ser A, GO
        5.000%, 05/01/13                                 3,500            3,889
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC
     Callable 05/01/06 @ 101
        6.000%, 05/01/07                                 3,600            3,884
   University of Michigan, Hospital
     Project, RB
        5.000%, 12/01/07                                 5,450            5,929
                                                                       --------
                                                                         31,836
                                                                       --------
MISSISSIPPI -- 0.1%
   Mississippi State, Hospital Equipment &
     Facilities Authority, Rush Medical
     Foundation Project, Ser A, RB
        5.400%, 01/01/07                                   640              676
   Mississippi State, Single-Family
     Housing Authority, Ser D, Cl 6,
     RB (A) (B) (F)
        6.650%, 07/01/12                                   485              520
                                                                       --------
                                                                          1,196
                                                                       --------
NEW JERSEY -- 2.4%
   Gloucester County, Solid Waste Improvement
     Authority, Waste Management Project, Ser A,
     RB (A) (B)
        6.850%, 12/01/29                                 2,000            2,266
   New Jersey State, Economic Development
     Authority, School Facilities Construction
     Project, Ser I, RB
        5.500%, 09/01/15                                 3,110            3,549
   New Jersey State, Educational Facilities
     Authority, Higher Education Capital
     Improvements Project, Ser B, RB
        5.750%, 09/01/10                                 4,220            4,855
   New Jersey State, Transportation Authority,
     Federal Transportation Administration
     Grants, Ser B, COP, AMBAC
        5.500%, 09/15/12                                 4,000            4,569
   New Jersey State, Transportation Trust
     Funding Authority, Transporation
     Systems Project, Ser B, RB, MBIA
        6.500%, 06/15/11                                 4,000            4,800

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser C, RB, FSA
        5.750%, 12/15/12                             $   1,500         $  1,746
                                                                       --------
                                                                         21,785
                                                                       --------
NEW MEXICO -- 0.6%
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
        5.000%, 09/01/11                                 1,000            1,069
        5.000%, 09/01/13                                 3,200            3,444
   New Mexico State, Mortgage Finance Authority,
     Single-Family Mortgage Program, Ser C-3, RB
     Callable 01/01/07 @ 102 (F)
        5.950%, 07/01/28                                   605              631
                                                                       --------
                                                                          5,144
                                                                       --------
NEW YORK -- 17.2%
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A, RB, AMBAC
        6.000%, 12/01/07                                 6,000            6,702
   Nassau County, Tobacco Authority Asset Backed
     Project, Ser A, RB Callable 07/15/09 @ 101
        5.600%, 07/15/14                                 2,835            2,842
   New York City, Municipal Assistance
     Authority, Ser I, RB
     Callable 07/01/07 @ 102
        6.250%, 07/01/08                                 2,000            2,249
   New York City, Ser B, GO
        7.250%, 08/15/07                                 4,000            4,564
        5.500%, 08/01/11                                 2,000            2,245
        5.500%, 08/01/12                                 5,000            5,624
        5.250%, 08/01/11                                 2,000            2,215
        5.250%, 08/01/12                                 4,975            5,510
   New York City, Ser C, GO
        5.250%, 08/01/09                                 2,665            2,931
        5.000%, 08/01/07                                 7,000            7,513
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09                                 5,000            5,611
   New York City, Ser G, GO
        5.500%, 08/01/09                                 5,000            5,556
        5.000%, 08/01/11                                 2,000            2,185
   New York City, Ser I, GO
        5.000%, 08/01/13                                 2,000            2,175
   New York City, Ser I, GO, AMBAC
        5.750%, 03/15/07                                   580              621
   New York City, Ser I, GO, AMBAC
     Pre-Refunded @ 101.5 (D)
        5.750%, 03/15/06                                   420              453


--------------------------------------------------------------------------------
50                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11                             $   1,090         $  1,203
   New York City, Transitional Finance Authority,
     Future Secured Tax Project, Ser A,
     RB (A) (B)
        5.500%, 11/01/26                                 3,000            3,391
   New York City, Transitional Finance Authority,
     Future Secured Tax Project, Ser C, RB
        5.500%, 02/01/09                                   940            1,050
   New York City, Transitional Finance Authority,
     Future Secured Tax Project, Ser C, RB (E)
        5.500%, 02/01/09                                   150              169
   New York State, Dormitory Authority, City
     University Construction Project, Ser A, RB
        5.000%, 07/01/07                                 4,000            4,301
   New York State, Dormitory Authority,
     Department of Health Project, RB
        5.250%, 07/01/10                                 3,040            3,355
   New York State, Dormitory Authority, New York
     Methodist Hospital Project, RB
        5.250%, 07/01/12                                 1,575            1,725
        5.250%, 07/01/13                                 1,760            1,925
        5.250%, 07/01/14                                 1,855            2,022
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                   360              371
   New York State, Dormitory Authority,
     Ser B, RB (A) (B)
        5.250%, 11/15/23                                 9,600           10,577
        5.250%, 07/01/32                                 4,275            4,768
   New York State, Dormitory Authority, Sound
     Shore Project, RB, MBIA
        4.350%, 02/01/08                                   390              391
   New York State, Dormitory Authority, State
     University Educational Facilities Project,
     RB, MBIA
     Callable 05/15/10 @ 101
        6.000%, 05/15/15                                 4,000            4,635
   New York State, Dormitory Authority, State
     University Educational Facilities, Ser A,
     RB, MBIA
        5.500%, 05/15/13                                 8,125            9,374
   New York State, Environmental Facilities
     Authority, New York City Water Project, RB
        5.750%, 06/15/12                                   190              222

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental Facilities
     Authority, Revolving Funds, RB, MBIA
        6.000%, 06/15/12                             $   3,250         $  3,818
   New York State, Environmental Facilities
     Authority, Ser A, RB
        5.000%, 03/15/12                                 2,000            2,207
   New York State, Local Government Assistance,
     Sub Lien, Ser 4V, RB, FSA (A) (B)
        1.300%, 04/01/22                                   800              800
   New York State, Medical Care Facilities
     Finance Agency, Ser C, RB (E)
        5.200%, 08/15/05                                    10               10
   New York State, Medical Care Facilities
     Finance Agency, St. Luke's
     Hospital Project, Ser A, RB
     Callable 09/27/04 @ 101 (C)
        5.600%, 08/15/13                                 1,550            1,570
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                 1,940            1,981
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 06/01/06 @ 100
        5.250%, 06/01/12                                 1,525            1,601
   New York State, Tobacco Settlement
     Financing, Ser C-1, RB
     Callable 06/01/05 @ 100
        5.500%, 06/01/09                                 6,050            6,232
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                 4,135            4,866
   New York State, Urban Development,
     Ser A, RB
        5.250%, 01/01/21                                 2,750            3,001
        5.000%, 01/01/17                                 1,175            1,278
   New York State, Urban Development,
     Ser A, RB, MBIA
        5.250%, 01/01/11                                18,000           20,228
   Tsasc, Inc., New York TFABS, Ser 1,
     RB Callable 07/15/09 @ 101
        5.750%, 07/15/15                                 2,520            2,550
                                                                       --------
                                                                        158,617
                                                                       --------
NORTH CAROLINA -- 2.6%
   Charlotte, Convention Facilities Project,
     Ser A, COP
        5.000%, 08/01/11                                 2,000            2,217
        5.000%, 08/01/13                                 7,300            8,103


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        51

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   North Carolina State, Municipal Power
     Agency, RB, MBIA
        7.250%, 01/01/07                             $   2,000        $   2,233
   North Carolina State, Municipal Power
     Agency, Ser A, RB
        5.000%, 01/01/05                                 1,500            1,515
   North Carolina State, Municipal Power
     Agency, Ser A, RB, MBIA
        5.750%, 01/01/09                                 6,850            7,716
   University of North Carolina, Chapel
     Hill Hospital Project, Ser A,
     RB (A) (B)
        1.260%, 02/15/31                                 2,600            2,600
                                                                       --------
                                                                         24,384
                                                                       --------
OHIO -- 2.0%
   Cincinnati University, Ser A, RB, FGIC
        5.500%, 06/01/10                                 3,000            3,405
   Erie County, Hospital Facilities Authority,
     Firelands Regional Medical Center,
     Ser A, RB
        5.500%, 08/15/10                                 1,000            1,083
   Lakewood, Hospital Improvements Authority,
     Lakewood Hospital Association Project, RB
        5.500%, 02/15/13                                 2,500            2,734
   Ohio State, Common Schools, Capital
     Facilities Project, Ser B, GO
        5.500%, 09/15/13                                 2,500            2,881
   Ohio State, GO
        6.100%, 08/01/12                                 2,000            2,380
   Ohio State, Higher Education Authority,
     Capital Facilities Project,
     Ser II-A, RB
        5.500%, 12/01/08                                 5,000            5,592
                                                                       --------
                                                                         18,075
                                                                       --------
OKLAHOMA -- 0.1%
   Oklahoma State, Industrial Development
     Authority, Integris Baptist Health Systems
     Project, RB, AMBAC
        5.250%, 08/15/06                                 1,255            1,335
                                                                       --------
OREGON -- 0.6%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     Callable 09/27/04 @ 102
        5.100%, 07/01/12                                 1,900            1,943
   Oregon State, Department of
     Administrative Services, RB, FSA
        5.000%, 09/01/08                                 3,000            3,289
                                                                       --------
                                                                          5,232
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 3.4%
   Delaware Valley, Regional Finance
     Authority, RB
        5.750%, 07/01/17                             $   3,000         $  3,506
        5.500%, 07/01/12                                 5,925            6,645
   Montgomery County, Higher Education & Health
     Authority, Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
        5.000%, 06/01/08                                 1,000            1,087
   New Castle Area, Hospital Authority, Jameson
     Memorial Hospital, RB, MBIA
        5.500%, 07/01/08                                 1,605            1,777
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny Delaware
     Valley Obligation, Ser A, RB, MBIA
        5.500%, 11/15/08                                 1,000            1,087
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg College
     Project, Ser J4, RB
     (A) (B) (C)
        3.300%, 05/01/32                                 3,600            3,618
   Pennsylvania State, Housing Finance Agency,
     Single-Family
     Mortgage Project, RB
     Callable 10/01/06 @ 102 (F)
        5.300%, 10/01/07                                 1,000            1,043
   Pennsylvania State, Industrial Development
     Authority, RB, AMBAC
        7.000%, 07/01/07                                 1,000            1,131
   Philadelphia, School District, Ser B,
     GO, FGIC
        5.500%, 08/01/09                                 4,400            4,955
   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
        6.000%, 12/01/11                                 3,420            3,801
   Scranton-Lackawanna, Health & Welfare
     Authority, Community Medical Center
     Project, RB, MBIA
        5.500%, 07/01/07                                 2,585            2,818
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (E)
        9.125%, 07/01/10                                   110              127
                                                                       --------
                                                                         31,595
                                                                       --------
RHODE ISLAND -- 0.5%
   Rhode Island State, Economic
     Development Authority, Ser A, GAN
        5.000%, 06/15/08                                 3,655            3,984


--------------------------------------------------------------------------------
52                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
        4.950%, 10/01/16                             $     870         $    872
                                                                       --------
                                                                          4,856
                                                                       --------
SOUTH CAROLINA -- 1.5%
   Piedmont, Municipal Power Agency,
     Ser A, RB, FGIC
        6.500%, 01/01/16                                 1,820            2,255
   Richland County, International Paper
     Projects, Ser A, RB
        4.250%, 10/01/07                                 5,150            5,350
   South Carolina State, Hospital Facilities
     Authority, Medical University Project,
     RB Pre-Refunded @ 101 (D)
        5.625%, 07/01/09                                 2,885            3,290
   South Carolina State, Housing Authority,
     Homeownership Mortgage Project, Ser A, RB
     Callable 07/01/05 @ 102
        6.375%, 07/01/16                                   355              361
   South Carolina State, Transportation
     Infrastructure Authority, Ser A,
     RB, AMBAC
        5.000%, 10/01/11                                 1,665            1,857
   Spartanburg County, School
     District No. 5, COP, MBIA
     Callable 07/01/05 @ 102
        5.400%, 07/01/08                                 1,000            1,049
                                                                       --------
                                                                         14,162
                                                                       --------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project,
     RB, MBIA
        6.000%, 07/01/08                                 1,025            1,150
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project, RB,
     ACA Insured
        5.200%, 04/01/08                                   850              904
                                                                       --------
                                                                          2,054
                                                                       --------
TENNESSEE -- 1.3%
   Hendersonville, Industrial Development
     Authority, Ashford 83 Association
     Project, RB
     Callable 12/15/06 @ 102
        5.950%, 12/15/08                                   855              886

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Memphis, General Improvements, GO
        5.250%, 11/01/13                             $   2,000         $  2,270
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
        7.700%, 01/01/12                                 5,000            6,211
   Metropolitan Nashville, Airport Authority,
     Improvements Project, Ser A, RB
        6.600%, 07/01/08                                 2,000            2,301
                                                                       --------
                                                                         11,668
                                                                       --------
TEXAS -- 11.4%
   Austin, Utility Systems, RB, AMBAC
        6.750%, 11/15/12                                10,090           12,413
   Birdville, Independent School
     District, GO
        5.000%, 02/15/10                                 2,300            2,536
   Carrollton, Farmers Branch
     Independent School District, GO
        5.500%, 02/15/11                                 3,905            4,427
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
        5.750%, 02/15/10                                 1,605            1,798
   Clear Creek, Independent School
     District, Ser A, GO
        5.000%, 02/15/15                                 3,045            3,357
   Cypress-Fairbanks, Independent School
     District, GO
        6.750%, 02/15/08                                 1,000            1,143
   Deer Park, Independent School District, GO
        6.000%, 02/15/08                                 2,000            2,236
        5.875%, 02/15/08                                 1,250            1,393
   El Paso, GO, FSA
        5.500%, 08/15/08                                 2,200            2,450
   Harris County, GO (E)
        6.000%, 12/15/11                                 3,895            4,600
   Harris County, Health Facilities Development
     Authority, Christus Health Project, Ser A,
     RB, MBIA
        5.375%, 07/01/08                                 3,845            4,203
   Harris County, Health Facilities Development
     Authority, Memorial Hospital Systems
     Project, Ser A, RB, MBIA
        6.000%, 06/01/09                                 1,825            2,075
   Harris County, Toll Road Authority,
     Ser B-2, RB, FGIC (A) (B)
        5.000%, 08/15/21                                 5,000            5,472
   Harris County, Toll Road Authority,
     Sub Lien, RB, FGIC
        6.000%, 08/01/12                                 6,000            7,066
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        53

STATEMENT OF NET ASSETS


Intermediate-Term Municipal Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, RB, AMBAC
        5.500%, 09/01/09                             $   2,500         $  2,814
   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, RB, AMBAC (G)
        5.210%, 09/01/15                                 5,500            3,438
   Houston, Ser C, GO
        7.000%, 03/01/08                                 3,660            4,059
   Houston, Ser C, GO
     Pre-Refunded @ 100 (D)
        7.000%, 03/01/06                                   340              367
   Katy, Independent School District,
     Ser A, GO
        5.000%, 02/15/07                                 1,000            1,070
   Northside, Independent School
     District, GO
        5.000%, 06/15/13                                 2,270            2,514
   Northside, Independent School District,
     Ser A, GO
        5.000%, 02/15/12                                 2,170            2,401
   Plano, Independent School District, GO
        5.000%, 02/15/08                                 6,300            6,836
        5.000%, 02/15/09                                 4,000            4,380
   San Antonio, Electric & Gas Authority,
     RB
        5.250%, 02/01/13                                 5,000            5,625
   San Antonio, Electric & Gas Authority, Ser
     2000, RB (E)
        5.750%, 02/01/11                                 1,540            1,778
   San Antonio, Water Authority, RB
        6.250%, 05/15/08                                 1,000            1,131
   Southwest, Higher Education Authority,
     Southern Methodist University Project,
     RB, AMBAC
        5.250%, 10/01/10                                 2,350            2,630
   Spring Branch, Independent School District,
     Ser A, GO
        5.000%, 02/01/09                                 2,650            2,898
   Tarrant, Regional Water District Authority,
     RB, FSA
        5.000%, 03/01/11                                 2,000            2,220
   Texas State, Municipal Power Agency, RB,
     MBIA (E) (G)
        4.080%, 09/01/16                                    15                9
   Texas State, Municipal Power Agency, RB,
     MBIA (G)
        4.080%, 09/01/16                                 5,985            3,544
   University of Texas, Financing Systems,
     Ser A, RB
        5.250%, 08/15/11                                 1,750            1,971
                                                                       --------
                                                                        104,854
                                                                       --------
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
UTAH -- 0.9%
   Salt Lake County, Hospital Authority,
     IHC Health Services Project,
     RB, AMBAC
        5.500%, 05/15/09                               $ 1,000         $  1,116
   Utah State, Intermountain Power
     Agency Power Supply,
     Ser A, RB, MBIA
        6.000%, 07/01/08                                 6,000            6,753
                                                                       --------
                                                                          7,869
                                                                       --------
VIRGINIA -- 0.6%
   Virginia State, Public Building Authority,
     Ser A, RB
        6.000%, 08/01/10                                 4,880            5,682
                                                                       --------
WASHINGTON -- 1.8%
   Clark County, Public Utility District
     Authority, RB, AMBAC
        5.500%, 01/01/11                                 3,000            3,398
   Clark County, Public Utility District
     Authority, RB, FSA
     Callable 01/01/10 @ 100
        5.625%, 01/01/11                                 1,500            1,679
   Washington State, Public Power Supply Systems
     Authority, Nuclear Project No. 2, Ser A, RB
        6.000%, 07/01/07                                 3,850            4,246
   Washington State, Public Power Supply Systems
     Authority, Ser B, RB
        7.250%, 07/01/09                                   120              137
   Washington State, Public Power Supply Systems
     Authority, Ser B, RB (E)
        7.250%, 07/01/09                                 1,965            2,248
   Washington State, Ser B & Ser AT-7, GO
        6.250%, 06/01/10                                 4,550            5,311
                                                                       --------
                                                                         17,019
                                                                       --------
WEST VIRGINIA -- 0.1%
   Kanawha County, Industrial Development
     Authority, Topvalco/Kroger Project, RB
     Callable 09/27/04 @ 102
        7.125%, 11/01/12                                 1,160            1,177
                                                                       --------
WYOMING -- 0.2%
   Teton County, Hospital Authority,
     RB, ACA Insured
     Callable 12/01/08 @ 101
        5.800%, 12/01/17                                 1,950            2,047
                                                                       --------


--------------------------------------------------------------------------------
54                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                             Shares/Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 3.9%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB
        5.500%, 07/01/16                               $ 3,000         $  3,372
   Puerto Rico Commonwealth, Highway &
     Transportation Authority,
     Ser AA, RB
        5.000%, 07/01/07                                 4,340            4,660
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J,
     RB (A) (B)
        5.000%, 07/01/28                                 2,500            2,703
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A,
     RB (A) (B) (C)
        5.750%, 08/01/27                                17,100           19,226
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C,
     GO (A) (B)
        6.000%, 07/01/13                                 5,000            5,563
                                                                       --------
                                                                         35,524
                                                                       --------
Total Municipal Bonds
   (Cost $880,266) ($ Thousands)                                        913,757
                                                                       --------

Cash Equivalent -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                             283,773              284
                                                                       --------
Total Cash Equivalent
   (Cost $284) ($ Thousands)                                                284
                                                                       --------
Total Investments -- 99.3%
   (Cost $880,550) ($ Thousands)                                        914,041
                                                                       --------

OTHER ASSETS AND LIABILITIES -- 0.7%
Payable for Investment Securities Purchased                              (3,344)
Payable for Shares of Beneficial
   Interest Redeemed                                                       (687)
Investment Advisory Fees Payable                                           (255)
Income Distribution Payable                                                (250)
Administration Fees Payable                                                (182)
Trustees' Fees Payable                                                       (5)
Other Assets and Liabilities, Net                                        10,872
                                                                       --------
Total Other Assets and Liabilities                                        6,149
                                                                       --------

Total Net Assets -- 100.0%                                             $920,190
                                                                       ========

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $885,407
Undistributed net investment income                                          73
Accumulated net realized gain on investments                              1,219
Net unrealized appreciation on investments                               33,491
                                                                       --------

Total Net Assets -- 100.0%                                             $920,190
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($920,189,760 / 82,755,335 shares)                                    $11.12
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Security is collateralized under an agreement from FHA, FNMA or GNMA.
(G) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance, Inc.
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TFABS -- Tobacco Flexible Amortization Bonds

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        55

STATEMENT OF NET ASSETS


Short Duration Municipal Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

47.6% General Obligations
15.8% Education
 7.1% Utilities
 6.6% Housing
 5.7% Public Facilities
 4.8% General Revenue
 3.9% Power
 3.4% Transportation
 2.7% Healthcare
 1.4% Industrial Development
 0.7% Pollution
 0.2% Water
 0.1% Other

*Percentages based on total investments.


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 104.1%
ALABAMA -- 4.0%
   Oxford, Sewer Warrants, RB, AMBAC
     Pre-Refunded @ 102 (D)
        5.750%, 09/01/06                                $2,500         $  2,747
                                                                       --------
ALASKA -- 0.3%
   Anchorage, Ser A, GO, MBIA
        4.000%, 06/01/05                                   200              204
                                                                       --------
ARIZONA -- 2.2%
   Arizona State, School Facilities Board,
     Ser B, COP, FSA
        5.000%, 09/01/06                                 1,250            1,327
   Arizona State, Transportation Board,
     Maricopa County Regional Area
     Road Project, RB
        5.000%, 07/01/05                                   175              180
                                                                       --------
                                                                          1,507
                                                                       --------
CALIFORNIA -- 1.4%
   California State, Economic Development
     Authority, Ser A, GO
        3.000%, 07/01/06                                   750              768
   California State, Public Works Board,
     Department of Corrections Project,
     Ser A, RB, AMBAC
     Pre-Refunded @ 102 (D)
        5.800%, 01/01/06                                   200              215
                                                                       --------
                                                                            983
                                                                       --------


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COLORADO -- 3.5%
   Adams County, Multi-Family Housing
     Authority, Hunters Cove Project,
     Ser A, RB (A) (B) (F)
        1.350%, 01/15/14                                $  400         $    400
   Bowles, Metropolitan District, GO
     Pre-Refunded @ 102 (D)
        7.750%, 12/01/05                                   500              542
   Colorado State, Single-Family Housing
     Authority, Cl AI-5, RB
        1.750%, 08/01/05                                 1,000            1,001
   Thornton, Multi-Family Housing Authority,
     Quaile Ridge Project,
     Ser A, RB (A) (B) (F)
        1.300%, 04/01/10                                   215              215
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
        1.300%, 12/01/31                                   200              200
                                                                       --------
                                                                          2,358
                                                                       --------
CONNECTICUT -- 2.5%
   Connecticut State, Ser B, GO
        5.000%, 04/15/05                                 1,500            1,534
   Groton City, GO
     Pre-Refunded @ 101 (D)
        4.850%, 11/15/04                                   165              168
                                                                       --------
                                                                          1,702
                                                                       --------
FLORIDA -- 2.6%
   Collier County, Educational Facilities
     Authority, International College Project,
     RB (A) (B) (C)
        1.320%, 04/01/28                                   300              300
   Delray Beach, Decade of Excellence
     Program, GO, FSA
        3.000%, 02/01/05                                   170              171
   Florida State, Board of Education,
     Public Education Project, Ser J, GO
        4.000%, 06/01/06                                   200              208
   Florida State, Housing Finance Agency,
     Plantation Colony Apartments
     Project, Ser B, RB (A) (B) (F)
        5.700%, 10/01/24                                   200              201
   Florida State, Multi-Family Housing
     Authority, Lakeside North
     Project, RB (A) (B) (F)
        1.350%, 06/01/34                                   700              700
   Jacksonville, Electric Authority, St.
     Johns River Issue, RB
     Callable 04/01/06 @ 101
        5.500%, 10/01/06                                   200              213
                                                                       --------
                                                                          1,793
                                                                       --------
--------------------------------------------------------------------------------
56                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
GEORGIA -- 1.4%
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development Project,
     RB (A) (B) (F)
        1.340%, 07/01/32                                $  100         $    100
   DeKalb County, Multi-Family Housing Authority,
     Woodhills Apartments Project, RB (A) (B)
     (C)
        1.330%, 12/01/07                                   750              750
   Georgia State, Municipal Electric Power
     Authority, General Resolution Projects,
     Ser A, RB, MBIA
        6.000%, 01/01/05                                   100              102
                                                                       --------
                                                                            952
                                                                       --------
ILLINOIS -- 9.1%
   Chicago, Ser A, GO, AMBAC
        4.000%, 01/01/05                                   170              171
   Chicago, Ser B, GO, FGIC (E)
        5.500%, 01/01/05                                   485              492
   Du Page County, Stormwater
     Project, GO
        4.000%, 01/01/05                                   600              605
   Illinois State, 1st Ser, GO
        5.500%, 08/01/07                                   200              219
   Illinois State, Development Finance
     Authority, World Communications
     Project, RB (A) (B) (C)
        1.350%, 08/01/15                                   100              100
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Cultural Pooled Financing Project,
     RB (A) (B) (C)
        1.300%, 07/01/29                                   400              400
   Illinois State, Educational Facilities
     Authority, University Pooled Financing
     Program Project, RB, FGIC (A) (B)
        1.350%, 12/01/05                                   455              455
   Illinois State, Metropolitan Pier & Exposition
     Authority, McCormick Place Expansion
     Project, Ser A, RB
        5.000%, 06/15/06                                   500              528
   Lombard County, Installment Contract
     Certificates, GO, MBIA
        4.750%, 07/01/07                                   200              214
   Rockford, School District No. 205,
     GO, FGIC
        3.750%, 02/01/06                                 1,000            1,030
   University of Illinois, Utility
     Infrastructure Project, COP (A) (B)
        1.320%, 08/15/21                                   245              245

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Winnebago & Boone Counties, School
     District No. 205, TAN
        2.280%, 10/29/04                                $  500         $    501
   Winnebago & Boone Counties, School
     District No. 205, TAW
        2.270%, 10/28/04                                 1,250            1,251
                                                                       --------
                                                                          6,211
                                                                       --------
INDIANA -- 11.0%
   Goshen County, School District, Goshen
     Community Schools, TRAW
        2.000%, 12/31/04                                 1,430            1,432
   Indiana State, Health Facilities Financing
     Authority, Capital Access Pool Program,
     RB (A) (B) (C)
        1.300%, 01/01/20                                   400              400
   Indiana State, Health Facilities Financing
     Authority, Margaret Mary Community Hospital
     Project, Ser A, RB (A) (B) (C)
        1.400%, 12/01/29                                   300              300
   Mishawaka, TAW
        1.480%, 12/31/04                                 1,383            1,382
   Tippecanoe County, School District, GO, MBIA
        2.000%, 07/01/06                                   800              803
   Zionsville County, BAN
        3.300%, 01/01/07                                 1,000            1,005
   Zionsville County, School District, BAN
        1.900%, 07/01/05                                 2,150            2,152
                                                                       --------
                                                                          7,474
                                                                       --------
IOWA -- 0.3%
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B) (C)
        1.400%, 10/01/33                                   100              100
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B) (C)
        1.400%, 03/01/30                                   100              100
                                                                       --------
                                                                            200
                                                                       --------
KENTUCKY -- 1.5%
   Kentucky State, Asset Liability
     Commission, Ser A, TRAN
        3.000%, 06/29/05                                 1,000            1,012
                                                                       --------
LOUISIANA -- 1.1%
   Shreveport, Water & Sewer
     Authority, RB
        4.000%, 06/01/06                                  730              756
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        57

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MARYLAND -- 2.1%
   Maryland State, Industrial Development
     Financing Authority, Baltimore
     International Culinary Project,
     RB (A) (B) (C)
        1.430%, 05/01/24                               $   925         $    925
   University of Maryland, Auxiliary
     Facilities & Tuition Authority,
     Ser A, RB
        5.000%, 04/01/05                                   500              511
                                                                       --------
                                                                          1,436
                                                                       --------
MASSACHUSETTS -- 4.8%
   Massachusetts Bay, Transportation Authority,
     General Transportation System, Ser A, RB
        7.000%, 03/01/07                                 1,500            1,678
   Massachusetts State, Construction Loan,
     Ser C, GO
        5.000%, 08/01/07                                 1,000            1,080
   Massachusetts State, Health & Educational
     Facilities Authority, Wheaton College
     Project, Ser E, RB
        2.500%, 07/01/05                                   500              504
                                                                       --------
                                                                          3,262
                                                                       --------
MICHIGAN -- 2.8%
   Detroit, Water Supply Systems, Ser A,
     RB, FGIC
        5.000%, 07/01/05                                   100              103
   Michigan State, Public Power Agency, Campbell
     Project, Ser A, RB, AMBAC
        5.500%, 01/01/07                                 1,670            1,799
                                                                       --------
                                                                          1,902
                                                                       --------
MINNESOTA -- 0.8%
   Minnesota State, GO
        4.000%, 08/01/05                                   500              511
                                                                       --------
MISSOURI -- 1.7%
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B) (C)
        1.400%, 08/15/24                                   150              150
   Springfield, Public Building Improvement,
     Capital Improvement Program, Ser L, RB,
     AMBAC
        3.000%, 03/01/06                                   985            1,005
                                                                       --------
                                                                          1,155
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MONTANA -- 0.7%
   Montana State, Investment Board, Municipal
     Finance Construction Project, RB (A) (B)
        1.250%, 03/01/28                               $   500         $    499
                                                                       --------
NEVADA -- 2.3%
   Clark County, School District, Ser A,
     GO, FGIC
        5.250%, 06/15/06                                 1,500            1,592
                                                                       --------
NEW JERSEY -- 2.3%
   New Jersey State, Economic Development
     Authority, Senior Lien, Ser A, RB, MBIA
        5.000%, 07/01/06                                 1,500            1,588
                                                                       --------
NEW MEXICO -- 2.1%
   Farmington, Utility Systems
     Authority, RB, AMBAC
     Callable 10/08/04 @ 100 (E)
        9.875%, 01/01/08                                   800              900
   New Mexico State, Finance Authority,
     Public Projects Revolving Fund,
     Ser B-1, RB, AMBAC
        4.000%, 06/01/06                                   540              560
                                                                       --------
                                                                          1,460
                                                                       --------
NEW YORK -- 0.6%
   Albany, Industrial Development Agency,
     Research Foundation of the State
     University of New York Project,
     Ser A, RB
        1.400%, 07/01/32                                   100              100
   New York City, Municipal Assistance
     Authority, Ser O, RB
        5.250%, 07/01/06                                   100              106
   New York State, Thruway & Highway
     Board, Ser A, RB, AMBAC
        5.500%, 04/01/05                                   200              205
                                                                       --------
                                                                            411
                                                                       --------
OHIO -- 10.4%
   Columbus, Ser A, GO
        5.000%, 07/01/05                                   500              514
   Ohio State, American Municipal Power,
     BAN
        1.900%, 07/14/05                                   500              504
   Ohio State, American Municipal Power,
     Carey Village Project, BAN
        2.000%, 08/04/05                                   640              639


--------------------------------------------------------------------------------
58                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, Common Schools Capital
     Facilities, Ser A, GO
        5.750%, 06/15/06                               $   100         $    107
   Ohio State, Major New State
     Infrastructure, RB
        4.500%, 06/15/06                                 1,000            1,049
   Orange Village, BAN
        2.000%, 08/10/05                                 1,042            1,044
   Parma, West Pleasant Valley
     Project, BAN
        2.200%, 07/13/05                                   600              602
   St. Mary's, BAN
        1.970%, 06/10/05                                 1,017            1,019
   Stark County, Ser 2004-1, BAN
        1.550%, 11/15/04                                   500              500
   Wapakonetka, BAN
        2.200%, 06/16/05                                 1,100            1,105
                                                                       --------
                                                                          7,083
                                                                       --------
OREGON -- 0.2%
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B) (C)
        1.400%, 12/01/29                                   100              100
                                                                       --------
PENNSYLVANIA -- 5.7%
   Allegheny County, Industrial Development
     Authority, Sacred Heart High School
     Project, RB (A) (B) (C)
        1.390%, 06/01/22                                 1,000            1,000
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project, RB
     (A) (B) (C)
        1.350%, 12/01/04                                   600              600
   Butler County, GO, FGIC
        6.000%, 07/15/06                                   190              205
   Dauphin County, General Authority,
     Northwest Medical Center Project,
     RB Pre-Refunded @ 102 (D)
        8.625%, 10/15/05                                   200              217
   Midway, Sewer Authority, RB
     Callable 06/01/05 @ 100
        2.000%, 12/01/05                                   215              215
   Moon Township, Industrial Development
     Authority, Executive Office Association
     Project, RB (A) (B) (C)
        1.340%, 11/01/10                                   200              200
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A) (B)
        1.400%, 02/15/27                                   500              500

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, 2nd Ser, GO
        5.000%, 07/01/05                                $  500         $    514
        5.000%, 10/01/05                                   375              389
                                                                       --------
                                                                          3,840
                                                                       --------
PUERTO RICO -- 0.9%
   Puerto Rico Commonwealth, Aqueduct
     & Sewer Authority, Ser A, RB, FSA
     Pre-Refunded @ 100 (D)
        9.000%, 07/01/05                                   550              584
                                                                       --------
SOUTH CAROLINA -- 0.3%
   Spartanburg, Sanitation & Sewer
     District, Ser A, GO, AMBAC
        3.000%, 03/01/06                                   200              204
                                                                       --------
TENNESSEE -- 0.3%
   Shelby County, Public Improvements
     Project, Ser A, GO
        5.625%, 06/01/05                                   200              206
                                                                       --------
TEXAS -- 10.3%
   Canyon, Independent School District,
     GO
        6.500%, 02/15/06                                   200              214
   Dallas County, Area Rapid Transit,
     Senior Lien, RB
        3.000%, 12/01/05                                   100              102
   Dallas County, Community College
     District, GO
        3.000%, 02/15/06                                 1,395            1,421
   Dallas, GO
        5.000%, 02/15/06                                   140              147
   Fort Bend County, Industrial Development
     Authority, Frito Lay Project, RB
        3.000%, 10/01/11                                   500              507
   Fort Worth, Water & Sewer Authority, RB
        5.000%, 02/15/06                                   265              277
   Houston, Hotel Occupancy Project,
     Senior Lien, RB, FSA (E)
        6.000%, 07/01/05                                   200              208
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB
        5.800%, 02/01/06                                   250              259
   San Antonio, GO
        5.000%, 08/01/07                                 1,500            1,620
   Texas State, TRAN
        3.000%, 08/31/05                                 2,000            2,028
   University of Texas, Permanent
     University Funding, Ser A, RB
        5.000%, 07/01/05                                   200              206
                                                                       --------
                                                                          6,989
                                                                       --------
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        59

STATEMENT OF NET ASSETS


Short Duration Municipal Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
UTAH -- 2.5%
   Davis County, School District,
     Ser B, GO
        2.000%, 06/01/05                                $1,475         $  1,482
   Utah State, Granite School District,
     Municipal Building Authority Lease,
     RB
        2.000%, 03/01/06                                   200              201
                                                                       --------
                                                                          1,683
                                                                       --------
VIRGINIA -- 4.6%
   Norfolk, Packaging Systems Authority,
     RB, MBIA (E)
        4.700%, 02/01/05                                   460              467
   Portsmouth, Redevelopment & Housing Authority,
     New Regency Project, RB (F)
        6.050%, 12/01/08                                 1,200            1,236
   Virginia State, Infrastructure Authority,
     Pooled Financing Program, RB
        4.000%, 11/01/05                                   200              206
   Virginia State, Public School Authority,
     Ser D, RB
        4.000%, 02/01/06                                 1,200            1,240
                                                                       --------
                                                                          3,149
                                                                       --------
WASHINGTON -- 3.5%
   King County, School District No. 414,
     Lake Washington Project, Ser B,
     GO, FGIC
        3.000%, 06/01/06                                 1,000            1,021
        3.000%, 06/01/07                                 1,000            1,023
   Washington State, Housing Finance
     Commission, Panorama City Project,
     RB (A) (B) (C)
        1.400%, 01/01/27                                   100              100
   Washington State, Ser 1995C, GO
     Pre-Refunded @ 100 (D)
        5.900%, 07/01/05                                   200              207
                                                                       --------
                                                                          2,351
                                                                       --------
WISCONSIN -- 2.8%
   DC Everest, Area School District, TRAN
        1.760%, 08/29/05                                 1,700            1,699
   Wisconsin State, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/07                                   200              215
                                                                       --------
                                                                          1,914
                                                                       --------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE -- 1.5%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        1.950%, 10/01/12                               $   200         $    200
        1.650%, 10/01/12                                   800              800
                                                                       --------
                                                                          1,000
                                                                       --------
Total Municipal Bonds
   (Cost $70,762) ($ Thousands)                                          70,818
                                                                       --------

Cash Equivalent -- 0.1%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                              34,600               35
                                                                       --------
Total Cash Equivalent
   (Cost $35) ($ Thousands)                                                  35
                                                                       --------
Total Investments -- 104.2%
   (Cost $70,797)                                                        70,853
                                                                       --------


OTHER ASSETS AND LIABILITIES -- (4.2)%
Payable for Investment Securities Purchased                            $ (3,464)
Payable for Shares of Beneficial
   Interest Redeemed                                                        (41)
Cash Overdraft                                                              (33)
Investment Advisory Fees Payable                                            (18)
Administration Fees Payable                                                 (12)
Income Distribution Payable                                                  (1)
Other Assets and Liabilities, Net                                           695

Total Other Assets and Liabilities                                       (2,874)
                                                                       --------

Total Net Assets -- 100.0%                                             $ 67,979
                                                                       ========




--------------------------------------------------------------------------------
60                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)               $67,893
Undistributed net investment income                                          42
Accumulated net realized loss on investments                                (12)
Net unrealized appreciation on investments                                   56
                                                                       --------

Total Net Assets -- 100.0%                                              $67,979
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($67,979,235 / 6,784,202 shares)                                      $10.02
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Security is collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TAN -- Tax Anticipation Notes
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
TRAW -- Tax and Revenue Anticipation Warrants

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        61

STATEMENT OF NET ASSETS


Pennsylvania Municipal Bond Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

33.6% Healthcare
15.7% Education
 9.5% General Obligations
 8.0% Tax & Revenue Anticipation Notes
 6.6% Utilities
 4.3% Nursing Homes
 4.2% Housing
 4.1% Water
 3.3% Public Facilities
 2.9% Industrial Development
 2.2% Transportation
 2.0% Power
 1.7% Environment
 1.0% General Revenue
 0.9% Other

*Percentages based on total investments.


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 99.1%
PENNSYLVANIA -- 97.5%
   Allegheny County, GO (E)
        6.000%, 09/01/07                                $   85         $     95
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB
        5.850%, 03/01/22                                   665              699
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB, Asset Guaranty
        5.125%, 09/01/13                                 2,160            2,345
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB
     Callable 10/01/04 @ 100 (E)
        6.000%, 10/01/08                                   335              352
   Allegheny County, Hospital Development
     Authority,
     Montefiore Hospital, RB
     Callable 07/01/05 @ 100 (E)
        6.875%, 07/01/09                                   475              530
   Allegheny County, Hospital Development
     Authority, North Hills Passavant, RB (E)
        6.750%, 07/01/05                                    40               42
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB
     Callable 07/01/05 @ 100 (E)
        6.750%, 07/01/10                                   905            1,024
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB (F)
        5.200%, 05/01/17                                   965              993

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
        4.350%, 12/01/13                                $1,500         $  1,607
   Allegheny County, Ser C-56, GO, FSA
        5.000%, 10/01/15                                 1,000            1,115
   Allegheny County, University of
     Pittsburgh Medical Center,
     Ser B, RB
        5.250%, 06/15/12                                 1,055            1,134
        5.250%, 06/15/15                                 1,000            1,058
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB
     Callable 03/01/05 @ 100 (E)
        8.000%, 03/01/09                                   210              239
   Altoona, Area School District Authority,
     Blair County, Ser 78, RB
     Pre-Refunded @ 100 (D)
        6.500%, 10/18/04                                   500              526
   Bensalem Township,
     Water & Sewer Authority, RB
     Callable 12/01/04 @ 100 (E)
        6.750%, 12/01/14                                   185              211
   Berks County, Redevelopment Multi-Family
     Housing Authority, Woodgate Associates
     Project, Ser A, RB (F)
        4.700%, 01/01/09                                   180              187
   Blair County, Hospital Authority, RB
     Callable 07/01/05 @ 100 (E)
        6.900%, 07/01/08                                   275              304
   Bucks County, Water & Sewer Authority, RB (E)
        6.375%, 12/01/08                                   105              113
   Cambria County, Hospital Authority,
     Conemaugh Valley
     Memorial Hospital, RB
     Callable 09/01/04 @ 100 (E)
        7.625%, 09/01/11                                   234              273
   Central Bucks County, School District,
     GO, MBIA
        5.000%, 05/15/13                                 2,500            2,790
   Chartiers Valley, Joint School District, RB
     Callable 03/01/05 @ 100 (E)
        6.150%, 03/01/07                                    65               72
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College Project, RB
        5.250%, 10/15/10                                   345              346
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
        4.400%, 11/01/15                                   100              103
        4.300%, 11/01/14                                   100              103

-------------------------------------------------------------------------------
62                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Creswell Heights, Joint Water Authority,
     RB Callable 03/01/05 @ 100 (E)
        7.375%, 03/01/07                                 $  40         $     43
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
     Callable 12/01/12 @ 100
        4.750%, 12/01/19                                 3,170            3,233
   Cumberland Valley, Joint School
     District, RB, MBIA
     Pre-Refunded @ 100 (D)
        6.500%, 11/15/06                                   145              162
   Delaware County, Healthcare Authority,
     Mercy Health Project, Ser A, RB
     Callable 11/15/04 @ 100 (E)
        5.125%, 11/15/12                                   115              117
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB, ACA Insured
        4.900%, 12/01/08                                   550              582
        4.850%, 12/01/07                                   645              681
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB
     Callable 01/15/05 @ 100 (E)
        6.500%, 01/15/11                                   170              193
        6.000%, 01/15/10                                   180              199
   Derry Township, Sanitation
     Sewer Authority, RB
     Callable 08/01/05 @ 100 (E)
        6.250%, 08/01/12                                    35               40
   Dover Township, Sewer Authority, RB
     Callable 05/01/05 @ 100 (E)
        6.250%, 05/01/12                                    45               51
   Erie County, Higher Education Authority,
     Mercyhurst College Project, RB
        5.700%, 03/15/11                                    85               90
   Erie County, Hospital Authority,
     Erie County Geriatric, RB
     Callable 07/01/05 @ 100 (E)
        6.250%, 07/01/11                                   145              163
   Erie County, Hospital Authority,
     Erie County Geriatric, RB
     Callable 07/01/05 @ 100 (E)
        6.750%, 07/01/11                                 1,055            1,203
   Erie County, Hospital Authority, Gannon
     University Project, RB, AMBAC
     Callable 06/01/05 @ 100 (E)
        7.375%, 06/01/08                                    55               61
   Erie, Higher Education Building Authority,
     Mercyhurst College Project, RB
        5.650%, 03/15/10                                   180              191
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Erie, Water Authority, Ser B, RB, MBIA
        5.500%, 12/01/12                                $2,000         $  2,308
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, AMBAC
        5.750%, 06/15/15                                 1,000            1,079
   Greenwood, School District
     Authority, GO, MBIA
     Callable 09/01/04 @ 100 (E)
        6.750%, 09/01/08                                    45               49
   Hampton Township, Sanitation Sewer
     Authority, RB (E)
        6.500%, 09/01/10                                   145              173
        6.400%, 09/01/10                                   530              583
   Hickory Township, Municipal Authority,
     RB (E)
        6.250%, 02/01/14                                   390              444
   Horsham Township, Sewer Authority,
     RB, MBIA (E)
        6.700%, 01/01/11                                    20               23
   Lancaster County, Solid Waste Management
     Authority, RB, AMBAC
        5.375%, 12/15/15                                 1,700            1,867
   Lancaster, Area Sewer Authority, RB (E)
        6.750%, 04/01/12                                    10               11
        6.000%, 04/01/12                                   340              382
   Lancaster, Parking Authority, RB
     Callable 01/01/05 @ 100 (E)
        5.750%, 01/01/12                                    65               72
   Langhorne, Health & Education Authority,
     Woods Services Project, RB
        4.950%, 11/15/16                                 2,585            2,709
        4.650%, 11/15/13                                   850              895
   Lehigh County, General Purpose
     Authority, Lehigh Valley Healthcare
     Project, Ser B, RB, MBIA (A) (B)
        1.260%, 07/01/29                                   200              200
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB
     (A) (B)
        1.260%, 07/01/28                                   435              435
   Lower Pottsgrove Township, Sewer
     Authority, RB (E)
        6.250%, 05/01/12                                   115              129
   Luzerne County, Ser C, GO, FGIC
        5.250%, 12/15/15                                 1,000            1,140
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (D)
        6.625%, 12/01/05                                   145              154
   McKeesport, Area School
     District, Ser C, GO
     Callable 04/01/05 @ 100 (E)
        5.000%, 04/01/13                                   415              435

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        63

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Meadville, Area Water Authority,
     RB, FSA
        5.125%, 07/01/14                                $  435         $    490
   Mifflin County, Hospital Authority,
     RB, Radian Insured
        5.500%, 07/01/12                                 1,375            1,516
   Monroe County, Hospital Authority, Pocono
     Medical Center Project,
     RB, Radian Insured
        5.500%, 01/01/22                                 1,000            1,066
   Monroeville, Water Authority, RB
     Callable 12/01/04 @ 100 (E)
        7.250%, 12/01/08                                   175              194
   Mount Lebanon, Hospital Authority, RB
     Callable 07/01/05 @ 100 (E)
        7.000%, 07/01/06                                   311              328
   Neshaminy, Water Reserve Authority, RB
     Callable 05/01/04 @ 100 (E)
        5.750%, 03/01/11                                    20               22
   Northampton County, Industrial Development
     Authority, Moravian Hall Square Project,
     RB, Radian Insured
        5.500%, 07/01/15                                   995            1,091
   Northampton County, Industrial Development
     Authority, Moravian Hall Square Project,
     Ser A, RB, Radian Insured
        5.350%, 07/01/10                                 1,370            1,437
   Northampton County, Industrial Development
     Authority, Moravian Hall Square Project,
     Ser B, RB, Radian Insured
        5.350%, 07/01/10                                   100              105
   Northampton, Higher Education Building
     Authority, Moravian College Project, RB,
     Radian Insured
        5.125%, 07/01/19                                   470              487
   Northampton, Municipal Water Authority, RB
     Callable 11/01/04 @ 100 (E)
        6.750%, 11/01/13                                    40               47
   Northeastern, Hospital Authority, RB
     Callable 09/01/04 @ 100 (E)
        6.375%, 09/01/07                                   420              446
   Northgate, School Building
     Authority, RB, MBIA
     Callable 08/15/04 @ 100 (E)
        6.375%, 02/15/07                                   145              160
   Pennsbury, School District, GO, FSA
        5.000%, 08/01/13                                 1,000            1,119
   Pennsylvania State University, Ser A, RB
        5.000%, 09/01/10                                 1,195            1,329
   Pennsylvania State, Delaware River Toll
     Bridge Commission, RB
        5.250%, 07/01/13                                 1,475            1,635
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic Development
     Financing Authority, Dr. Gertrude A. Barber
     Center Project, RB, Asset Guaranty
        5.625%, 12/01/15                                $  885         $    970
   Pennsylvania State, Economic Development
     Financing Authority, Fayette Thermal
     Project, Ser A, RB, ACA Insured
        5.000%, 12/01/09                                   310              330
   Pennsylvania State, GO
        5.500%, 02/01/12                                 1,000            1,141
   Pennsylvania State, Higher Education & Health
     Facilities Authority, Allegheny Delaware
     Valley Obligation Project, Ser C, RB, MBIA
        5.875%, 11/15/18                                 3,200            3,424
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny Delaware
     Valley Obligation Project, Ser A, RB, MBIA
        5.875%, 11/15/16                                    25               27
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny Delaware
     Valley Obligation Project, Ser C, RB, MBIA
        5.700%, 11/15/10                                    50               54
        5.400%, 11/15/07                                    50               54
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny Delaware
     Valley Obligation,
     Ser A, RB, MBIA
        5.500%, 11/15/08                                   190              207
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB
     Callable 03/01/05 @ 100 (E)
        6.900%, 07/01/07                                    85               92
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel
     University, RB
        5.500%, 05/01/13                                 2,750            3,097
   Pennsylvania State, Higher Education
     Facilities Authority, Health Services,
     Allegheny Delaware Valley Obligation
     Project, Ser A, RB, MBIA
        5.600%, 11/15/09                                   250              275
        5.600%, 11/15/10                                 3,595            3,964
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University Project, RB, Asset Guaranty
        5.750%, 06/01/15                                   660              738
   Pennsylvania State, Higher Education
     Facilities Authority, Temple University
     Project, First Ser, RB, MBIA
        5.250%, 04/01/16                                   750              804


--------------------------------------------------------------------------------
64                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health System
     Project, Ser A, RB
        5.125%, 01/15/11                                $  500         $   530
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project,
     Ser A, RB, MBIA
        5.375%, 01/01/14                                 2,000            2,165
   Pennsylvania State, Higher Education
     Facilities Authority, University of the
     Arts, RB, Radian Insured
        5.500%, 03/15/13                                 1,025            1,129
   Pennsylvania State, Higher Education Facilities
     Authority, Waynesburg College Project,
     Ser J4, RB (A) (B) (C)
        3.300%, 05/01/32                                 1,000            1,005
   Pennsylvania State, Higher Education
     Facilities Authority, Widener University
     Project, RB
        5.000%, 07/15/20                                 1,000            1,009
   Pennsylvania State, Housing Finance Agency,
     RB (E)
        7.750%, 12/01/07                                    95              104
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser 49, RB, AMT
        5.800%, 10/01/07                                   205              213
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
        5.250%, 06/15/15                                 3,100            3,354
   Philadelphia, Gas Works Authority, 12th
     Ser B, RB, MBIA (E)
        7.000%, 05/15/20                                 1,770            2,235
   Philadelphia, Gas Works Authority, 3rd Ser,
     RB, FSA
        5.500%, 08/01/13                                 2,300            2,589
   Philadelphia, Hospital & Higher Education
     Facilities Authority, Frankford Hospital
     Project, RB Callable 01/01/05 @ 100 (E)
        5.750%, 01/01/19                                   910              984
   Philadelphia, Hospital & Higher Education
     Facilities Authority, Jefferson Health
     Systems Project, Ser A, RB, AMBAC
        5.125%, 05/15/18                                 1,000            1,050
   Philadelphia, Hospitals & Higher Education,
     Childrens Hospital Project, RB, MBIA
     (A) (B) (C)
        1.350%, 07/01/31                                   200              200
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A,
     RB, FHA Pre-Refunded @ 102 (D)
        5.300%, 02/01/08                                 1,065            1,191
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Industrial Development
     Authority, Newcourtland Elder Services
     Project, RB (A) (B) (E)
        1.370%, 03/01/27                                $  500         $    500
   Philadelphia, Municipal Authority,
     Ser B, RB, FSA
        5.250%, 11/15/10                                 2,000            2,250
   Philadelphia, Parking Authority,
     RB, AMBAC
        5.250%, 02/01/15                                   225              243
   Philadelphia, Redevelopment Authority, Home
     Improvement Loan,
     Ser 1995A, RB, FHA, AMT
        5.650%, 12/01/05                                    40               41
   Philadelphia, Redevelopment Authority, Home
     Improvement Loan,
     Ser 1995A, RB, FHA, AMT
        6.100%, 12/01/10                                   295              305
   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority, Woodstock
     Project, RB, FHA
        5.450%, 02/01/23                                 1,385            1,419
   Pittsburgh, Public Parking Authority,
     Saint Francis General
     Hospital Project, RB
     Callable 10/01/04 @ 100 (E)
        6.625%, 10/01/12                                    25               29
   Pittsburgh, Ser A, GO, AMBAC
        5.500%, 09/01/14                                 1,885            2,111
   Pittsburgh, Stadium Lease Authority, RB
     Callable 04/01/05 @ 100 (E)
        6.500%, 04/01/11                                 1,125            1,274
   Pittsburgh, Urban Redevelopment Authority
     Center, Triangle Tax Increment, Ser A, RB
        6.250%, 03/15/15                                 1,895            1,989
   Pittsburgh, Urban Redevelopment Authority,
     Home Improvement Loan Project, Ser B, RB
        5.150%, 02/01/17                                   175              179
   Pittsburgh, Urban Redevelopment Authority,
     Home Improvement Loan Project,
     Ser B, RB (F)
        4.700%, 10/01/10                                    90               94
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.100%, 10/01/10                                   330              343
        6.000%, 10/01/09                                   310              324
        5.900%, 04/01/08                                   285              298
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
        5.750%, 10/01/10                                    50               52


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        65

STATEMENT OF NET ASSETS


Pennsylvania Municipal Bond Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
        5.700%, 10/01/11                                $  105         $    109
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax
     Increment, Ser A, TA
     Callable 12/01/06 @ 100 (C)
        6.000%, 12/01/11                                 2,740            2,932
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, TA (C)
        5.750%, 03/15/06                                   390              407
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital
     Project, RB, Radian Insured
        5.500%, 08/01/06                                   160              170
   Pottsville, Hospital Authority,
     Daughters of Charity Project, RB
     Callable 08/15/05 @ 100 (E)
        5.000%, 08/15/12                                 1,305            1,330
   Quakertown, Hospital Authority,
     Community Hospital Project, RB (E)
        7.125%, 01/01/11                                   115              131
   Ridley Park, Hospital Authority, Taylor
     Hospital Project, Ser A, RB (E)
        6.000%, 12/01/05                                    45               46
   Robinson Township, Water Authority, RB (E)
        5.625%, 05/01/06                                    12               13
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses
     Taylor Hospital, RB
     Callable 07/01/05 @ 100 (E)
        6.625%, 07/01/09                                   570              634
   Shaler Township, GO
     Pre-Refunded @ 100 (D)
        6.500%, 08/01/07                                    65               71
   Shaler, School District Authority, RB
     Callable 04/15/04 @ 100 (E)
        6.250%, 04/15/08                                    70               76
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Asset Guaranty
        5.300%, 03/01/11                                   635              686
        5.200%, 03/01/10                                   455              490
   South Fayette Township,
     Sanitation Authority, RB
     Callable 11/01/04 @ 100 (E)
        6.375%, 11/01/12                                   145              164
   South Fork, Municipal Authority,
     Conemaugh Health Systems
     Project, Ser A, RB, MBIA (A)(B)
        1.260%, 07/01/28                                 1,500            1,500

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   South Fork, Municipal Authority,
     Conemaugh Valley
     Memorial Hospital, RB
     Callable 07/01/05 @ 100
        5.625%, 07/01/10                                 $  25         $     28
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Asset Guaranty
        4.900%, 12/01/14                                   545              586
   Southeastern, Transportation
     Authority, RB
        5.750%, 12/01/04                                    10               10
   Steel Valley, School District, GO
     Callable 05/01/05 @ 100 (E)
        6.250%, 11/01/06                                    75               78
   Susquehanna Township,
     Sewer Authority, RB
     Callable 11/15/04 @ 100 (E)
        6.000%, 11/15/13                                    95              107
   Upper Allen Township, Sewer Authority,
     RB Callable 04/01/05 @ 100 (E)
        5.750%, 04/01/13                                   265              301
   Upper St. Clair Township, School
     Building Authority, RB
     Pre-Refunded @ 100 (D)
        6.625%, 05/15/06                                   220              238
   West Manheim Township, Water Authority, RB
        6.000%, 12/01/11                                   105              106
   Westmoreland County, Municipal Authority,
     Special Obligation, GO (E)
        9.125%, 07/01/10                                   120              138
   Willistown Township,
     Municipal Authority, RB
     Callable 07/01/04 @ 100 (E)
        6.000%, 01/01/15                                    15               17
   Wrightsville, Municipal Sewer Authority,
     RB Callable 11/15/04 @ 100 (E)
        5.625%, 11/15/08                                    30               32
   Wyoming County, Hospital Authority,
     Tyler Memorial Hospital, RB (E)
        7.400%, 01/01/05                                    20               20
   York County, Industrial Development
     Authority, York Water Project, RB
     Mandatory Put 06/01/05 @ 100
        6.000%, 06/01/10                                 1,000            1,022
   York County, School Technology Project,
     RB, FGIC
        5.000%, 02/15/11                                 1,915            2,123
   York Township, Water & Sewer
     Authority, RB (E)
        5.900%, 08/01/13                                   145              173
                                                                       --------
                                                                        105,954
                                                                       --------
--------------------------------------------------------------------------------
66                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 1.6%
   Puerto Rico Commonwealth, Electric Power
     Authority, Ser QQ, RB
        5.500%, 07/01/16                                $  500         $    562
   Puerto Rico Commonwealth, Public Finance
     Authority, Ser A, RB (A) (B)(C)
        5.750%, 08/01/27                                 1,000            1,124

                                                                          1,686
                                                                       --------
Total Municipal Bonds
   (Cost $102,182) ($ Thousands)                                        107,640
                                                                       --------

Cash Equivalent -- 0.4%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A +                             463,131              463
                                                                       --------
Total Cash Equivalent
   (Cost $463) ($ Thousands)                                                463
                                                                       --------

Total Investments -- 99.5%
   (Cost $102,645) ($ Thousands)                                        108,103
                                                                       --------


OTHER ASSETS AND LIABILITIES -- 0.5%
Payable for Investment Securities Purchased                                (557)
Income Distribution Payable                                                (145)
Payable for Shares of Beneficial Interest Redeemed                          (39)
Investment Advisory Fees Payable                                            (32)
Administration Fees Payable                                                  (9)
Shareholder Servicing Fees Payable                                           (6)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         1,383
                                                                       --------
Total Other Assets and Liabilities                                          594
                                                                       --------

Total Net Assets -- 100.0%                                             $108,697
                                                                       ========


--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)              $102,543
Undistributed net investment income                                          42
Accumulated net realized gain on investments                                654
Net unrealized appreciation on investments                                5,458
                                                                       --------

Total Net Assets -- 100.0%                                             $108,697
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($57,808,299 / 5,328,415)                                             $10.85
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($50,888,299 / 4,690,360)                                             $10.85
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Security is collateralized under an agreement from FHLB, FHLMC, FNMA or GNMA.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
HLB -- Federal Home Loan Bank
FHA -- Federal Housing Agency
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance, Inc.
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        67

STATEMENT OF NET ASSETS


Massachusetts Municipal Bond Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

32.1% General Obligations
21.6% Transportation
11.6% Education
11.0% General Revenue
 7.0% Water
 5.7% Power
 3.6% Healthcare
 3.0% Environment
 3.1% Industrial Development
 0.7% Public Facilities
 0.3% Housing
 0.3% Nursing Homes

*Percentages based on total investments.


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.6%
MASSACHUSETTS -- 87.1%
   Boston, Ser A, GO
        5.000%, 01/01/14                                $1,000         $  1,115
   Erving, GO
        5.375%, 06/15/12                                   500              537
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
        5.250%, 02/01/15                                 1,000            1,121
   Marblehead, GO
        5.000%, 08/15/14                                   750              839
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        5.875%, 03/01/15                                   185              218
        5.500%, 03/01/12                                   500              564
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/11                                   270              330
        7.000%, 03/01/21                                   500              634
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                 1,100            1,343
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
        5.000%, 07/01/11                                   500              556
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Callable 07/01/10 @ 100
        5.750%, 07/01/13                                    45               51
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Pre-Refunded @ 100 (C)
        5.750%, 07/01/10                                   455              525

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts Bay, Transportation Authority,
     Ser C, RB
        5.250%, 07/01/13                                $  500         $    566
        5.250%, 07/01/21                                   250              281
   Massachusetts State, Construction
     Loan, Ser A, RB
        5.375%, 06/01/11                                   500              567
   Massachusetts State, Construction
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
        5.500%, 03/01/12                                 1,000            1,141
   Massachusetts State, Construction
     Loan, Ser C, GO
     Pre-Refunded @ 100 (C)
        5.750%, 10/01/10                                   250              288
   Massachusetts State, Construction
     Loan, Ser D, GO
        6.000%, 05/01/08                                   180              202
   Massachusetts State, Construction
     Loan, Ser D, GO (D)
        6.000%, 05/01/08                                    70               77
        6.000%, 05/01/08                                   225              255
        6.000%, 05/01/08                                    25               28
   Massachusetts State, Construction
     Loan, Ser D, GO
     Pre-Refunded @ 100 (C)
        5.500%, 11/01/11                                   500              576
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                   210              235
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB (A) (B)
        1.250%, 10/01/42                                   500              500
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-4, RB (A) (B)
        1.250%, 10/01/42                                   100              100
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health
     Sciences Project, RB
        5.000%, 07/01/10                                   175              185
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy Project, Ser B, RB
        5.875%, 07/01/07                                   295              316
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
        5.150%, 10/01/14                                   450              469

--------------------------------------------------------------------------------
68                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development Finance
     Agency, Visual & Performing Arts Project,
     RB
        5.750%, 08/01/14                                $  500         $    582
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Callable 10/01/08 @ 102
        6.000%, 10/01/13                                   165              171
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
        5.250%, 12/15/12                                   500              562
   Massachusetts State, Health & Educational
     Facilities Authority, Baystate Medical
     Center Project, Ser F, RB
        5.000%, 07/01/10                                   250              267
   Massachusetts State, Health & Educational
     Facilities Authority, Eye & Ear Infirmary
     Project, Ser B, RB, ACA Insured
        5.000%, 07/01/05                                   195              199
   Massachusetts State, Health & Educational
     Facilities Authority, Harvard University
     Project, Ser FF, RB
        5.000%, 07/15/12                                 1,000            1,119
   Massachusetts State, Health & Educational
     Facilities Authority, Massachusetts
     Institute Technology Project, Ser L, RB
        5.000%, 07/01/13                                 1,500            1,673
   Massachusetts State, Health & Educational
     Facilities Authority, North Adams Regional
     Hospital Project, Ser C, RB
     Callable 07/01/06 @ 102
        6.750%, 07/01/09                                   200              202
   Massachusetts State, Health & Educational
     Facilities Authority, Partners Healthcare
     Project, RB
        5.000%, 07/01/12                                   750              820
   Massachusetts State, Health & Educational
     Facilities Authority, Tufts University
     Project, Ser J, RB
        5.500%, 08/15/15                                   605              701
   Massachusetts State, Health & Educational
     Facilities Authority, Vinfen Issue, Ser A,
     RB, ACA Insured
        5.000%, 11/15/08                                   100              107
   Massachusetts State, Housing Finance
     Agency, Housing Project, Ser A, RB,
     AMBAC Callable 09/24/04 @ 101
        5.950%, 10/01/08                                    10               10
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Housing Finance Agency,
     Single-Family Housing Project, Ser 44, RB
     Callable 06/01/05 @ 102
        5.900%, 12/01/13                                $  105         $    105
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB Callable 09/24/04 @ 102
        5.750%, 02/01/14                                   925              946
   Massachusetts State, Municipal Wholesale
     Electric Authority, Nuclear Project No.
     3-A, RB, MBIA
        5.250%, 07/01/12                                   500              556
        5.000%, 07/01/10                                   750              826
   Massachusetts State, Port Authority,
     Ser A, RB
        5.750%, 07/01/10                                   875              989
        5.750%, 07/01/11                                   175              198
        5.750%, 07/01/12                                   750              854
   Massachusetts State, Ser A,
     GAN, MBIA
        5.500%, 12/15/13                                 1,000            1,151
   Massachusetts State, Ser A, GO
        6.000%, 11/01/10                                 1,000            1,163
        6.000%, 11/01/11                                   875            1,025
        5.500%, 01/01/11                                   300              339
   Massachusetts State, Ser A, GO, FSA
        5.250%, 08/01/20                                   500              564
   Massachusetts State, Ser B, GO,
     FGIC (D)
        7.000%, 07/01/09                                   600              694
   Massachusetts State, Ser B, RB, FSA (D)
        6.500%, 08/01/08                                   600              688
   Massachusetts State, Ser D, GO, MBIA
        5.500%, 11/01/12                                 1,000            1,150
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
        5.000%, 12/15/11                                   250              276
        5.000%, 12/15/13                                   500              552
   Massachusetts State, Water Pollution
     Abatement, Ser 8, RB
     Callable 08/01/12 @ 100
        5.250%, 08/01/13                                   250              280
   Massachusetts State, Water Resources
     Authority, Ser A, RB
        6.500%, 07/15/09                                   500              585
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                 1,050            1,238
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
        6.250%, 12/01/11                                   600              715
--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        69

STATEMENT OF NET ASSETS


Massachusetts Municipal Bond Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11                                $  275         $    323
   Rail Connections, Capital Appreciation, Route
     128 Package Project, Ser B, RB, ACA
     Insured
     Pre-Refunded @ 44.1283 (C) (E)
        2.550%, 07/01/09                                 1,720              660
                                                                       --------
                                                                         35,909
                                                                       --------
GUAM -- 3.5%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/11                                 1,250            1,441

PUERTO RICO -- 8.0%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB
        5.500%, 07/01/16                                   250              281
   Puerto Rico Commonwealth, GO
        6.500%, 07/01/13                                   250              299
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                    50               62
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB
        5.000%, 07/01/28                                   250              270
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A, RB
        5.750%, 08/01/27                                   550              618
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO
        6.000%, 07/01/13                                   500              556
        5.000%, 07/01/18                                   250              270
   Puerto Rico Commonwealth, Ser A, GO
        5.000%, 07/01/30                                   250              271
   Puerto Rico, Electric Power Authority,
     Ser KK, RB, FSA
        5.250%, 07/01/12                                   600              682
                                                                       --------
                                                                          3,309
                                                                       --------
VIRGIN ISLANDS -- 1.0%
   Virgin Islands, Public Financing Authority,
     Gross Receipts Taxes, Loan Note Project,
     Ser A, RB
        5.625%, 10/01/10                                   400              432
                                                                       --------
Total Municipal Bonds
   (Cost $39,361) ($ Thousands)                                          41,091
                                                                       --------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
Cash Equivalent -- 0.2%
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund, Cl A +                71,295         $     71
                                                                       --------
Total Cash Equivalent
   (Cost $71) ($ Thousands)                                                  71
                                                                       --------
Total Investments -- 99.8%
   (Cost $39,432) ($ Thousands)                                          41,162
                                                                       --------

OTHER ASSETS AND LIABILITIES -- 0.2%
Payable for Investments Securities Purchased                               (279)
Payable for Shares of Beneficial Interest Redeemed                          (35)
Investment Advisory Fees Payable                                            (12)
Income Distribution Payable                                                 (10)
Administration Fees Payable                                                  (8)
Other Assets and Liabilities, Net                                           431
                                                                       --------
Total Other Assets and Liabilities                                           87
                                                                       --------

Total Net Assets -- 100.0%                                              $41,249
                                                                       ========


NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)               $39,331
Undistributed net investment income                                           1
Accumulated net realized gain on investments                                187
Net unrealized appreciation on investments                                1,730
                                                                       --------

Total Net Assets -- 100.0%                                              $41,249
                                                                       ========


Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($41,249,131 / 3,998,734 shares)                                      $10.32
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
70                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

New Jersey Municipal Bond Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

21.6% General Obligations
15.1% General Revenue
14.8% Transportation
13.6% Education
11.5% Industrial Development
 6.4% Healthcare
 6.3% Utilities
 5.9% Public Facilities
 1.8% Water
 1.5% Environment
 1.5% Power

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Municipal Bonds -- 100.5%
NEW JERSEY -- 92.8%
   Atlantic County, Public Facilities Lease
     Agreement, COP, FGIC
        6.000%, 03/01/13                                $1,000         $  1,180
   Bergen County, Utilities Authority,
     Water Pollution Control Project
     Ser A, RB, FGIC
        5.000%, 12/15/10                                 1,000            1,112
   Camden County, Improvement Leasing
     Authority, Ser A, RB, FGIC
        5.000%, 09/01/11                                 2,000            2,219
   Essex County, Improvement Authority
     Project, RB, FSA
        5.000%, 12/15/07                                 3,000            3,268
   Freehold, Regional High School
     District, GO, FGIC
        5.000%, 03/01/15                                 1,280            1,428
   Jersey City, General Improvements,
     Ser B, GO
        4.000%, 09/01/07                                 1,270            1,340
   Jersey City, Ser A, GO, FSA
        6.250%, 10/01/11                                 1,225            1,458
   Lafayette Yard, Community Development
     Authority, Trenton Hotel/Conference Center
     Project, RB, MBIA Pre-Refunded @ 101 (D)
        6.125%, 04/01/10                                   500              590
        5.250%, 04/01/10                                   540              613
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (D)
        5.700%, 03/01/09                                   850              961
   New Jersey, Economic Development
     Authority, Arbor Glen Project, Ser A,
     RB Pre-Refunded @ 102 (D)
        8.750%, 05/15/06                                   870              990

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey, Economic Development
     Authority, Bayonne/IMTT Project,
     Ser A, RB (A) (B) (C)
        1.340%, 12/01/27                                $  400         $    400
   New Jersey, Economic Development
     Authority, Bayonne/IMTT Project,
     Ser C, RB (A) (B) (C)
        1.340%, 12/01/27                                   725              725
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
        5.100%, 07/01/05                                   380              391
   New Jersey, Economic Development
     Authority, Masonic Charity
     Foundation Project, RB
     Callable 06/01/11 @ 102
        5.000%, 06/01/12                                   890              971
   New Jersey, Economic Development
     Authority, Transportation Project,
     Ser A, RB, FSA
        5.500%, 05/01/07                                   625              680
        5.000%, 05/01/08                                 1,010            1,100
   New Jersey, Economic Development
     Authority, Trenton Office Complex,
     RB, FSA
        5.250%, 06/15/11                                 1,400            1,579
   New Jersey, Healthcare Facilities
     Financing Authority, Atlantic City
     Medical Center Project, RB
        5.500%, 07/01/07                                 1,000            1,062
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                                   535              575
   New Jersey, Healthcare Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
        5.000%, 07/01/08                                 1,000            1,073
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project, RB, ACA
     Insured Callable 07/01/09 @ 101
        4.800%, 07/01/10                                   615              644
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue Project,
     Ser A, RB, MBIA
     Callable 07/01/14 @ 100
        5.250%, 07/01/15                                 2,000            2,242


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        71

STATEMENT OF NET ASSETS

New Jersey Municipal Bond Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic Development
     Authority, School Facilities Construction
     Project,
     Ser I, RB
        5.000%, 09/01/13                                $1,000         $  1,096
   New Jersey State, Economic Development
     Authority, Public Schools Project, RB
        5.000%, 08/15/13                                 3,000            3,315
   New Jersey State, Educational Facilities
     Authority, Beth Medrash Govoha America
     Project, Ser G, RB
        5.400%, 07/01/05                                   135              138
   New Jersey State, Educational Facilities
     Authority, Capital Improvements Fund,
     Ser A, RB, FSA
        5.500%, 09/01/11                                 1,000            1,141
   New Jersey State, Educational Facilities
     Authority, Fairleigh Dickinson Project,
     Ser C, RB
        6.000%, 07/01/12                                 1,670            1,843
   New Jersey State, Educational Facilities
     Authority, Institute of Technology Project,
     Ser B, RB, AMBAC
        5.000%, 07/01/13                                   970            1,082
   New Jersey State, Educational Facilities
     Authority, Princeton University Project,
     Ser B, RB (A) (B)
        1.380%, 07/01/21                                   900              900
   New Jersey State, Educational Facilities
     Authority, Princeton University Project,
     Ser F, RB (A) (B)
        1.180%, 07/01/23                                   580              580
   New Jersey State, Garden State
     Preservation Trust, Ser A, RB, FSA
        5.250%, 11/01/11                                 2,000            2,248
   New Jersey State, GO
     Pre-Refunded @ 100 (D)
        6.000%, 05/01/10                                 1,500            1,751
   New Jersey State, Ser A, COP
        5.250%, 06/15/09                                 2,000            2,210
   New Jersey State, Ser H, GO, FSA
        5.250%, 07/01/15                                 1,485            1,689
   New Jersey State, Transportation
     Administration, Federal Transportation
     Grants, Ser B, COP, AMBAC
        5.500%, 09/15/11                                 3,450            3,924
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB (E)
        5.000%, 06/15/08                                 1,140            1,251

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB
     Pre-Refunded @ 100 (D)
        5.250%, 06/15/08                                $2,000         $  2,213
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FGIC
        5.250%, 06/15/13                                 1,000            1,125
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
        5.750%, 01/01/10 (E)                               435              499
        5.750%, 01/01/10                                 1,615            1,843
   Northfield, Board of Education,
     GO, FSA
        5.000%, 09/01/14                                 1,370            1,534
   Ocean County, Waste Utilities Authority, RB
        5.250%, 01/01/10                                 1,910            2,088
   Ocean Township, Sewer Authority,
     Ser B, RB, FGIC
        5.250%, 12/01/09                                 1,000            1,120
   Passaic Valley, Sewer Authority, Ser F,
     RB, FGIC
        5.000%, 12/01/12                                 1,270            1,410
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.400%, 02/15/13                                   475              524
        5.300%, 02/15/12                                   450              498
   Sayreville, GO, MBIA
        3.500%, 09/01/07                                   460              478
        2.500%, 09/01/05                                   250              253
   South Brunswick, GO, MBIA
        4.000%, 07/01/07                                 1,250            1,317
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
        5.000%, 01/01/13                                 1,215            1,319
   Trenton, GO, AMBAC
        4.000%, 01/15/07                                   725              759
   West Orange, GO
     Pre-Refunded @ 100 (D)
        5.450%, 02/15/10                                   980            1,111
                                                                       --------
                                                                         67,860
                                                                       --------
PUERTO RICO -- 7.7%
   Puerto Rico Commonwealth, Public Improvements,
     Ser A, GO
        5.500%, 07/01/17                                   500              583
        5.000%, 07/01/09 (E)                                60               67
   Puerto Rico Commonwealth, Public Improvements,
     Ser A, GO, FGIC
        5.500%, 07/01/16                                 1,000            1,170

--------------------------------------------------------------------------------
72                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/08                                $1,000         $  1,088
   Puerto Rico, Municipal Finance
     Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
        5.750%, 08/01/12                                 1,000            1,152
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/12                                  400              455
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser G, RB
        5.000%, 07/01/12                                 1,000            1,122
                                                                       --------
                                                                          5,637
                                                                       --------
Total Municipal Bonds
   (Cost $70,616) ($ Thousands)                                          73,497
                                                                       --------

Cash Equivalent -- 0.0%
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund, Cl A +                 4,525                5
                                                                       --------
Total Cash Equivalent
   (Cost $5) ($ Thousands)                                                    5
                                                                       --------
Total Investments -- 100.5%
   (Cost $70,621) ($ Thousands)                                          73,502
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (0.5)%
Payable for Investment Securities Purchased                            $ (1,120)
Payable for Shares of Beneficial Interest Redeemed                          (34)
Investment Advisory Fees Payable                                            (20)
Administration Fees Payable                                                 (15)
Income Distribution Payable                                                  (9)
Other Assets and Liabilities, Net                                           855
                                                                       --------
Total Other Assets and Liabilities                                         (343)
                                                                       --------

Total Net Asset -- 100.0%                                               $73,159
                                                                       ========



--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)              $ 70,289
Undistributed net investment income                                           5
Accumulated net realized loss on investments                                (16)
Net unrealized appreciation on investments                                2,881
                                                                       --------

Total Net Assets -- 100.0%                                             $ 73,159
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($73,158,607 / 7,079,309 shares)                                    $  10.33
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        73

STATEMENT OF NET ASSETS


New York Municipal Bond Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

19.3% General Obligations
14.4% General Revenue
13.0% Education
13.0% Transportation
 8.7% Public Facilities
 7.3% Environment
 7.1% Healthcare
 5.7% Power
 5.5% Water
 2.6% Utilities
 2.2% Housing
 1.1% Industrial Development
 0.1% Other

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.5%
NEW YORK -- 92.7%
   Buffalo, Ser D, GO, FGIC
        5.250%, 12/15/10                                $  900         $  1,007
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A, RB,
     AMBAC
        5.500%, 12/01/08                                 1,000            1,116
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A, RB,
     FSA (E)
        5.500%, 12/01/12                                 1,500            1,741
        5.500%, 12/01/13                                 1,475            1,721
   Long Island, Power Authority,
     New York Electric Systems Project,
     Sub-Ser 8-F, RB, MBIA (A) (B)
        5.000%, 04/01/11                                   400              423
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/11 @ 100
        5.250%, 11/15/12                                 1,000            1,124
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
        5.000%, 11/15/11                                 1,550            1,730
   Nassau County, Industrial Development
     Authority, Hofstra University Project,
     RB, MBIA
        5.250%, 07/01/08                                   100              110
        5.250%, 07/01/10                                   475              535
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC
        5.375%, 11/15/14                                    75               83
   Nassau County, Interim Finance
     Authority, Second Ser A-1, RB,
     AMBAC Pre-Refunded @ 100 (D)
        5.375%, 11/15/11                                   175              201

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                $  100         $    116
   Nassau, Healthcare Facilities Authority,
     RB, FSA Callable 08/01/09 @ 102
        6.000%, 08/01/11                                 1,000            1,156
   New York & New Jersey, Port Authority,
     85th Ser, RB, AMBAC
        5.200%, 09/01/15                                 1,215            1,384
   New York City, Local Assistance
     Project, Ser E, RB
        6.000%, 04/01/14                                 1,040            1,222
   New York City, Metropolitan
     Transportation Authority, Ser F,
     RB, MBIA
        5.000%, 11/15/10                                   650              723
   New York City, Mount Sinai School
     District, GO, AMBAC
        6.200%, 02/15/14                                   500              603
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems Project,
     Ser A, RB (E)
        6.000%, 06/15/09                                 1,000            1,154
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems Project,
     Ser A, RB, AMBAC
        5.875%, 06/15/13                                   750              887
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems Project,
     Ser A, RB, FGIC
        6.000%, 06/15/10                                 1,000            1,170
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems Project,
     Ser C, RB (A) (B)
        1.260%, 06/15/33                                   500              500
   New York City, Ser A, GO
        5.250%, 08/01/08                                   500              546
        5.250%, 11/01/09                                   750              827
        5.000%, 08/01/09                                   500              544
   New York City, Ser B, GO
        7.250%, 08/15/07                                 1,000            1,141
        7.250%, 08/15/07                                 1,000            1,138
   New York City, Ser B, GO  Partially
     Pre-Refunded @ 100 (D)
        7.500%, 10/08/04                                    15               15
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07                                 1,000            1,159
   New York City, Ser C, GO
        5.250%, 08/01/09                                 1,000            1,100
        5.000%, 08/01/07                                 1,000            1,073
   New York City, Ser G, GO
        5.500%, 08/01/09                                 1,500            1,667
        5.000%, 08/01/07                                   750              805
        5.000%, 08/01/10                                 1,000            1,093

--------------------------------------------------------------------------------
74                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser H , GO, FGIC
        6.000%, 08/01/12                                $  750         $    880
   New York City, Ser I, GO
        5.000%, 08/01/11                                   500              546
   New York City, Ser J, GO
     Callable 08/01/07 @ 101
        6.125%, 08/01/11                                 1,000            1,104
   New York City, Transitional Finance Authority,
     Future Secured Tax Project, Ser A,
     RB (A) (B)
        5.500%, 11/01/26                                   500              565
   New York City, Transitional Finance Authority,
     Future Secured Tax Project, Ser C, RB
        5.500%, 02/01/09                                 1,105            1,235
   New York City, Transitional Finance Authority,
     Future Secured Tax Project, Ser C, RB (E)
        5.500%, 02/01/09                                   175              197
   New York City, Transitional Finance Authority,
     Future Tax Secured Project, Ser A,
     RB (A) (B)
        1.320%, 02/15/30                                   400              400
   New York City, Transitional Finance Authority,
     Future Tax Secured Project, Ser A, RB
     Callable 08/15/07 @ 101
        5.000%, 08/15/11                                    55               60
   New York City, Transitional Finance Authority,
     Future Tax Secured Project, Ser A, RB
     Pre-Refunded @ 101 (D)
        5.500%, 02/15/10                                 1,000            1,148
   New York City, Transitional Finance Authority,
     Future Tax Secured Project, Ser B, RB
     Pre-Refunded @ 101 (D)
        5.000%, 05/15/08                                   305              338
   New York City, Transitional Finance Authority,
     Future Tax Secured Project, Ser B, RB (A)
     (B) Callable 02/01/11 @ 100
        5.250%, 02/01/29                                   750              829
   New York City, Transitional Finance Authority,
     Future Tax Secured Project, Ser B, RB
     Callable 05/15/10 @ 101
        6.000%, 11/15/10                                   500              581
   New York City, Transitional Finance Authority,
     Future Tax Secured Project, Ser C, RB
        5.500%, 02/01/10                                 1,250            1,409
        5.500%, 02/01/11                                 1,000            1,135

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project, RB,
     FSA (E)
        5.400%, 01/01/18                                $  105         $    118
   New York City, Transportation Facilities
     Authority, Ser A, COP, AMBAC
        5.625%, 01/01/10                                   435              493
   New York State, Dormitory Authority,
     Methodist Hospital Project, RB
        5.250%, 07/01/11                                   750              823
   New York State, Environmental Facilities
     Authority, Revolving Funds, Ser E, RB
        5.000%, 06/15/14                                   750              842
   New York State, Dormitory Authority, City
     University System, Special Obligation,
     Ser D, RB, FGIC
        5.750%, 07/01/12                                 1,000            1,172
   New York State, Dormitory Authority,
     Manhattan College, RB,
     Radian Insured
        5.500%, 07/01/11                                   900            1,015
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
        6.500%, 08/15/08                                   250              285
        6.500%, 08/15/09                                   400              460
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser G, RB, AMBAC
        5.250%, 08/15/09                                   385              428
   New York State, Dormitory Authority,
     Montefiore Medical Center Project, RB,
     AMBAC
        5.750%, 08/01/07                                   500              551
   New York State, Dormitory Authority,
     New York State Department of Health, RB
        5.250%, 07/01/13                                   500              552
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
        6.000%, 07/01/19                                   100              122
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
        5.500%, 02/01/09                                   300              334
        5.500%, 08/01/09                                   500              562
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                    75               77


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        75

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health Project, RB
        5.400%, 07/01/09                                $  250         $    274
   New York State, Dormitory Authority, School
     Districts Financing Program, Ser A, RB,
     MBIA
        5.250%, 10/01/09                                 1,000            1,118
        5.250%, 10/01/10                                   500              562
   New York State, Dormitory Authority,
     Ser B, RB (A) (B)
        5.250%, 11/15/23                                 1,000            1,102
        5.250%, 07/01/32                                   750              836
   New York State, Dormitory Authority,
     State Personal Income, Ser A, RB
        5.000%, 12/15/10                                   740              817
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, AMBAC
        5.250%, 05/15/15                                 1,170            1,329
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Callable 05/15/10 @ 101
        6.000%, 05/15/15                                 1,000            1,159
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, FGIC
        7.500%, 05/15/13                                   600              776
   New York State, Dormitory Authority,
     West Chester County Project, RB
        5.000%, 08/01/08                                   140              153
   New York State, Environmental
     Facilities Authority, New York City
     Municipal Project, Sub-Ser E, RB
        5.000%, 06/15/09                                 1,000            1,102
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
        5.750%, 06/15/08                                     5                6
        5.750%, 06/15/09                                     5                6
        5.750%, 06/15/10                                    35               40
        5.750%, 06/15/11                                   180              209
        5.750%, 06/15/12                                   105              123
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB (E)
        5.750%, 06/15/08                                    40               45
        5.750%, 06/15/09                                    40               46
        5.750%, 06/15/10                                   260              301
        5.750%, 06/15/11                                 1,180            1,379
        5.750%, 06/15/12                                   695              818

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
     Facilities Authority, Revolving
     Funds, RB
        5.000%, 06/15/12                                $1,000         $  1,120
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     RB, MBIA
        6.000%, 06/15/12                                 1,350            1,586
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     Ser B, RB
        5.000%, 11/15/14                                 1,000            1,126
   New York State, Environmental
     Facilities Authority, Ser A, RB
        5.000%, 03/15/12                                 1,000            1,104
   New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (E)
        5.750%, 06/15/08                                   340              384
        5.750%, 06/15/09                                     5                6
        5.750%, 06/15/10                                   205              237
        5.750%, 06/15/11                                   640              748
   New York State, GO
     Callable 07/15/06 @ 101
        5.200%, 07/15/07                                   100              107
   New York State, Housing Finance
     Agency, Ser K, RB
        5.000%, 03/15/10                                 1,000            1,093
   New York State, Local Government
     Assistance, Ser A-2, RB
        5.000%, 04/01/10                                 1,000            1,102
   New York State, Metropolitan
     RB, FSA
        5.250%, 11/15/12                                   500              568
   New York State, Mortgage Agency, 26th Ser, RB
        5.200%, 04/01/08                                   500              528
   New York State, Mortgage Agency, 26th Ser, RB
     Callable 07/01/10 @ 100
        5.350%, 10/01/16                                   190              192
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB Callable 09/01/09 @ 100
        5.150%, 04/01/17                                   350              357
   New York State, Thruway & Highway
     Board, Ser A, RB, FSA
        5.250%, 04/01/11                                 1,150            1,294
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
        5.250%, 04/01/11                                 1,000            1,098


--------------------------------------------------------------------------------
76                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Thruway & Highway
     Board Ser C, MBIA
        5.500%, 04/01/12                                $  750         $    860
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 06/01/06 @ 100
        5.250%, 06/01/12                                 1,000            1,050
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/10 @ 101
        6.000%, 11/15/11                                   750              866
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser B, RB
        5.000%, 11/15/09                                 1,000            1,108
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (E)
        5.500%, 01/01/12                                   555              617
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (E)
        6.625%, 01/01/12                                 1,160            1,399
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
        6.500%, 01/01/10                                   650              765
   New York State, Urban Development,
     Correctional Facilities Project,
     Ser A, RB, AMBAC
        5.500%, 01/01/09                                   200              223
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB
        5.000%, 12/15/11                                   250              276
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser C-1, RB
        5.000%, 03/15/10                                   750              823
   New York State, Urban Development,
     Ser A, RB
        5.500%, 01/01/17                                 1,500            1,674
        5.250%, 01/01/11                                 1,000            1,124
        5.250%, 01/01/21                                 1,750            1,910
        5.000%, 01/01/17                                   250              272
   New York State, Urban Development,
     Ser A, RB, MBIA
        5.250%, 01/01/11                                   200              225
   New York State, Urban Development,
     State Facilities Project, RB
        5.750%, 04/01/12                                 1,000            1,144

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Schenectady, Industrial Development
     Authority, Union College Project,
     Ser A, RB, AMBAC
        5.250%, 07/01/09                                $1,000         $  1,118
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute
     Ser A, RB
        5.500%, 09/01/10                                   400              450
   West Chester County, Health & Hospital
     Project, Sub-Ser B, RB
        5.750%, 11/01/07                                 1,500            1,665
                                                                       --------
                                                                         90,495
                                                                       --------
PUERTO RICO -- 6.4%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB
        5.500%, 07/01/16                                   500              562
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y,
     RB, MBIA
        6.250%, 07/01/14                                   115              142
        6.250%, 07/01/14                                    10               12
   Puerto Rico Commonwealth, Public
     Buildings Authority, Ser J, RB (A) (B)
        5.000%, 07/01/28                                 1,000            1,081
   Puerto Rico Commonwealth, Public
     Finance Authority, Ser A,
     RB (A) (B) (C)
        5.750%, 08/01/27                                 1,000            1,124
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C,
     GO (A) (B)
        6.000%, 07/01/13                                 1,000            1,113
        5.000%, 07/01/18                                 1,000            1,079
   Puerto Rico Commonwealth, Ser A,
     GO (A) (B)
        5.000%, 07/01/30                                 1,000            1,082
                                                                       --------
                                                                          6,195
                                                                       --------
VIRGIN ISLANDS -- 0.4%
   Virgin Islands, Public Financing Authority,
     Gross Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                                   400              432
                                                                       --------
Total Municipal Bonds
   (Cost $92,573) ($ Thousands)                                          97,122
                                                                       --------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        77

STATEMENT OF NET ASSETS

New York Municipal Bond Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                                    Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
Cash Equivalent -- 0.1%
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund, Cl A +                76,976         $     77
                                                                       --------
Total Cash Equivalent
   (Cost $77) ($ Thousands)                                                  77
                                                                       --------
Total Investments -- 99.6%
   (Cost $92,650) ($ Thousands)                                          97,199
                                                                       --------

OTHER ASSETS AND LIABILITIES -- 0.4%
Payable for Investment Securities Purchased                                (557)
Payable for Shares of Beneficial Interest Redeemed                          (31)
Investment Advisory Fees Payable                                            (27)
Administration Fees Payable                                                 (19)
Income Distribution Payable                                                 (13)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         1,019
                                                                       --------
Total Other Assets and Liabilities                                          371
                                                                       --------

Total Net Assets -- 100.0%                                              $97,570
                                                                       ========


NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)               $92,728
Undistributed net investment income                                           5
Accumulated net realized gain on investments                                288
Net unrealized appreciation on investments                                4,549
                                                                       --------

Total Net Assets -- 100.0%                                              $97,570
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($97,569,554 / 9,173,182 shares)                                      $10.64
                                                                       ========

+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance, Inc.
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
78                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

California Municipal Bond Fund
August 31, 2004
--------------------------------------------------------------------------------
[Bar Chart Omitted]
[Plot Points Follow]

SECTOR WEIGHTINGS*:

34.8% General Obligations
13.9% Power
11.4% General Revenue
11.0% Industrial Development
 5.9% Transportation
 5.3% Tax & Revenue Anticipation Notes
 5.2% Utilities
 4.9% Public Facilities
 3.4% Education
 2.3% Healthcare
 1.7% Water
 0.2% Housing

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.7%
CALIFORNIA -- 90.3%
   ABAG, Financial Authority Not-For-
     Profit, Channing House Project, COP
        4.900%, 02/15/09                                $  780         $    806
        4.650%, 02/15/06                                   275              281
   ABAG, Financial Authority Not-For-
     Profit, YMCA of San Francisco
     Refinancing Project,
     Ser A, COP, ACA Insured
        4.400%, 10/01/06                                   100              104
   Burlingame, Lease Financing Authority,
     Library Reconstruction Project, RB
     Callable 12/01/05 @ 102
        5.000%, 12/01/07                                   510              543
   California State, Economic
     Development Authority, Ser A, GO
        5.250%, 07/01/12                                 6,930            7,822
   California State, Economic
     Development Authority, Ser C-5,
     RB (A) (B)
        1.260%, 07/01/23                                 1,000            1,000
   California State, GO
        5.250%, 02/01/11                                 7,000            7,800
        5.250%, 02/01/18                                 2,000            2,224
        5.000%, 04/01/10                                 3,000            3,304
        5.000%, 04/01/12                                10,000           10,975
        4.750%, 09/01/12                                 1,000            1,085
   California State, GO
     Callable 08/01/13 @ 100
        5.250%, 02/01/14                                 4,000            4,436
   California State, GO, FGIC
        4.250%, 09/01/08                                 3,500            3,762

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   California State, GO, MBIA
        6.000%, 02/01/10                               $ 1,100         $  1,266
        5.500%, 04/01/10                                 1,000            1,132
   California State, Infrastructure &
     Economic Development Authority,
     Bay Area Toll Bridges Project,
     Ser A, RB, FSA
        5.000%, 07/01/11                                 2,000            2,221
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief
     Project, Ser A, RB, AMBAC
        5.250%, 10/01/13                                 4,900            5,549
   California State, Pollution Control Finance
     Authority, Exxon Project, RB (A) (B)
        1.180%, 12/01/12                                   900              900
   California State, Public Works Board,
     Department of Corrections State Prison
     Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                 1,500            1,731
   California State, Public Works Board,
     Department of Mental Health, Coalinga
     Project, Ser A, RB
        5.000%, 06/01/08                                 1,780            1,927
   California State, Public Works Board,
     UCLA Replacement Hospital Project,
     Ser A, RB, FSA
        4.750%, 10/01/09                                 1,930            2,112
   California State, Resources Efficiency
     Financing Authority, Capital Improvements
     Program, COP, AMBAC
        6.000%, 04/01/09                                 1,420            1,629
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Callable 09/01/12 @ 101
        5.375%, 09/01/13                                 1,000            1,131
   California State, Water Department,
     Central Valley Project, Ser Z,
     RB, FGIC
        5.000%, 12/01/10                                 2,470            2,766
   California State, Water Department,
     Ser A, RB, MBIA
        5.250%, 05/01/09                                 6,000            6,681
   California Statewide, Communities Development
     Authority, John Muir/Mount Diablo Health
     Project, COP, AMBAC (A) (B)
        1.220%, 08/15/27                                 1,205            1,205
   Colton, Public Financing Authority, Electric
     Generation Factory Project, RB, AMBAC
        4.500%, 04/01/12                                 1,515            1,634

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        79

STATEMENT OF NET ASSETS

August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Corona-Norco, Unified School District,
     Capital Appreciation Project,
     Ser B, GO, FSA (F)
        5.600%, 09/01/13                               $ 1,000         $    700
        5.500%, 09/01/12                                 1,005              744
   Culver City, Redevelopment Finance
     Authority, Ser B, TA
        4.800%, 11/01/04                                   435              437
   Del Mar, Race Track Authority, RB
     Callable 08/15/06 @ 102
        6.000%, 08/15/08                                 1,000            1,060
   Fairfield, Housing Authority, Creekside
     Estates Mobile Homes Project, RB
        5.150%, 09/01/07                                   220              219
        5.050%, 09/01/06                                   265              264
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
        5.100%, 10/01/09                                   360              392
        4.900%, 10/01/07                                 1,345            1,439
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA Callable 10/01/09 @ 101
        5.200%, 10/01/10                                 1,615            1,756
   Fresno, Joint Powers Finance
     Authority, RB, AMBAC
     Callable 08/01/10 @ 102
        5.500%, 08/01/15                                 1,445            1,627
   Hacienda La Puente, Capital
     Appreciation, Ser A, GO, MBIA (F)
        5.450%, 08/01/15                                 1,200              754
   Huntington Beach, Unified School
     District, Election 2004 Project, GO,
     FSA  Callable 08/01/14 @ 100
        5.000%, 08/01/15                                 1,165            1,287
   Intermodal, Container Transfer Facility,
     Joint Powers Authority, Ser A, RB,
     AMBAC
        5.000%, 11/01/10                                 1,465            1,638
   Irvine Ranch, Water District Authority,
     GO (A) (B) (C)
        1.220%, 09/01/06                                   100              100
   Irvine Ranch, Water District, Construction
     Improvements Projects, GO (A) (B) (C)
        1.220%, 06/01/15                                   270              270
   Lake Elsinore, Public Financing
     Authority, Local Agency Project
     Ser G, RB
        5.100%, 09/02/04                                   200              200
   Lodi, Electric Systems Authority,
     Capital Appreciation, Ser B, COP, MBIA
     Pre-Refunded @ 90.35 (D) (F)
        5.715%, 01/15/09                                 1,000              793

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles, Community Redevelopment
     Authority, Cinerama Dome Public Parking
     Project, RB, ACA Insured (C)
        4.700%, 07/01/05                                $  510         $    521
        4.700%, 07/01/06                                   505              516
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                 2,130            2,427
        5.000%, 11/01/05                                   695              723
   Los Angeles, Unified School District,
     GO, MBIA
        5.500%, 07/01/11                                 2,000            2,288
   Los Angeles, Unified School District,
     Ser A, GO, MBIA
        5.000%, 07/01/10                                 1,000            1,112
   Los Angeles, Unified School District,
     Ser F, GO, FSA
        4.500%, 07/01/10                                 1,000            1,086
   Los Angeles, Wastewater System, RB,
     FSA Callable 06/01/13 @ 100
        5.000%, 06/01/14                                 2,970            3,278
   Los Angeles, Water & Power Authority,
     Ser A, RB, MBIA
        5.000%, 07/01/11                                 2,500            2,784
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC
     Callable 08/01/14 @ 100
        5.000%, 08/01/17                                 1,250            1,361
   Northern California, Public Power
     Agency, Ser A, RB, MBIA
        5.850%, 07/01/10                                 2,140            2,477
   Ontario, Redevelopment Financing Authority,
     Center City & Cimarron Project No. 1, RB,
     MBIA
        5.000%, 08/01/11                                 1,270            1,416
   Rancho Cucamonga, Redevelopment Agency, Ranch
     Redevolpment Project, Ser A, TA, AMBAC
     Callable 09/01/14 @100
        5.000%, 09/01/15                                 2,000            2,213
   Redwood City, Elementary School District, GO,
     FGIC
        5.000%, 08/01/15                                 2,275            2,533
   Richmond, Joint Powers Finance Authority, Port
     Terminal Lease Project, RB, ACA Insured
        4.350%, 06/01/06                                 1,100            1,141
        4.250%, 06/01/05                                   585              595
   Riverside County, Public Financing Authority,
     COP
        5.400%, 05/15/09                                 3,800            3,985


--------------------------------------------------------------------------------
80                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
        5.250%, 10/01/13                               $ 2,485         $  2,785
   Sacramento, Municipal Utility District,
     Ser S, RB, MBIA
        5.000%, 11/15/13                                 1,400            1,566
   San Buenaventura, Ser B, COP, AMBAC
        5.000%, 01/01/11                                 1,385            1,532
        5.000%, 01/01/12                                 1,455            1,613
   San Diego County, Burnham Institute
     Project, COP
        5.150%, 09/01/06                                 1,300            1,307
   San Diego, Redevelopment Agency, Centre City
     Redevelopment Project, Ser A, RB
        5.450%, 09/01/09                                   175              189
        5.350%, 09/01/08                                   175              189
   San Diego, Redevelopment Agency, Centre City
     Redevelopment Project, Ser A, TA
        5.000%, 09/01/13                                 1,300            1,440
   San Diego, Unified School District,
     Election 1998 Project, Ser E-1, GO,
     MBIA Callable 07/01/14 @ 102
        5.000%, 07/01/15                                 3,000            3,338
   San Diego, Unified School District,
     Election of 1998 Project, Ser B,
     GO, MBIA
        6.050%, 07/01/18                                 2,650            3,233
   San Francisco Bay Area, Transportation
     Finance Authority, Bridge Toll
     Project, RB, ACA Insured
        5.750%, 02/01/07                                 2,725            2,909
        5.000%, 02/01/06                                   500              520
   San Francisco, State University Foundation,
     Student Housing Project, RB, ACA Insured
        4.500%, 07/01/07                                   265              277
        4.400%, 07/01/06                                   425              442
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                 1,000            1,157
   San Joaquin Hills, Transportation
     Authority, RB (E) (F)
        5.340%, 01/01/09                                 2,000            1,759
   Santa Fe Springs, Community
     Development Authority, Ser A,
     TA, MBIA
        5.000%, 09/01/10                                 1,950            2,169
   Santa Monica, Malibu School District, GO, FGIC
        5.250%, 08/01/11                                 2,095            2,354

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Southern California, Metropolitan Water
     District, Waterworks Project,
     Ser A, GO
        4.500%, 03/01/10                               $ 1,700         $  1,842
   Southern California, Public Power
     Authority, San Juan Unit No. 3,
     Ser A, RB, FSA
        5.375%, 01/01/10                                 1,000            1,124
   Stockton, Essential Services
     Building/Parking Facility, COP
        5.000%, 08/01/09                                   280              304
        4.800%, 08/01/07                                   155              165
   Sunnyvale, Water Financing
     Authority, RB, AMBAC
     Callable 10/01/11 @ 100
        5.250%, 10/01/13                                 1,595            1,775
   Temecula Valley, Unified School
     District, GO, FSA
        5.250%, 08/01/15                                 1,065            1,210
   University of California, Ser A, RB,
     AMBAC
        5.000%, 05/15/11                                 5,000            5,556
   Ventura County, Public Financing
     Authority, COP, FSA
     Callable 08/15/09 @ 100
        5.250%, 08/15/14                                 3,550            3,921
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06                                 1,010            1,050
                                                                       --------
                                                                        165,888
                                                                       --------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                 1,000            1,143
                                                                       --------
PUERTO RICO -- 9.8%
   Puerto Rico Commonwealth, Aqueduct
     & Sewer Authority, RB
        6.250%, 07/01/12                                 2,000            2,376
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser W,
     RB, MBIA
        5.500%, 07/01/13                                 3,400            3,950
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser X,
     RB, FSA
        5.500%, 07/01/15                                 1,490            1,740
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO
        5.250%, 07/01/09                                 1,000            1,105
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
        5.250%, 07/01/12                                 2,000            2,279

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                       81

STATEMENT OF NET ASSETS


California Municipal Bond Fund (Concluded)
August 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Improvements, Ser A, GO (E)
        5.000%, 07/01/09                                $  115         $    127
   Puerto Rico, Electric Power Authority,
     Ser KK, RB
        5.000%, 07/01/10                                 2,800            3,066
        5.000%, 07/01/11                                 1,000            1,121
   Puerto Rico, Municipal Finance
     Agency, Ser A, RB, FSA
        4.500%, 08/01/10                                 1,000            1,087
   Puerto Rico, Public Buildings Authority,
     Government Facilities Project,
     Ser C, RB
        5.500%, 07/01/16                                 1,000            1,165

                                                                         18,016
                                                                       --------
Total Municipal Bonds
   (Cost $176,658) ($ Thousands)                                        185,047
                                                                       --------

Cash Equivalent -- 0.0%
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund, Cl A +                 3,218                3
                                                                       --------
Total Cash Equivalent
   (Cost $3) ($ Thousands)                                                    3
                                                                       --------
Total Investments -- 100.7%
   (Cost $176,661) ($ Thousands)                                        185,050
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (0.7)%
Payable for Investment Securities Purchased                             (10,118)
Payable for Shares of Beneficial Interest Redeemed                         (140)
Investment Advisory Fees Payable                                            (51)
Administration Fees Payable                                                 (37)
Income Distribution Payable                                                 (35)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         9,065
                                                                       --------
Total Other Assets and Liabilities                                       (1,317)
                                                                       --------

Total Net Assets -- 100.0%                                             $183,733
                                                                       ========



--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital (unlimited authorization -- no par value)              $175,051
Undistributed net investment income                                         102
Accumulated net realized gain on investments                                191
Net unrealized appreciation on investments                                8,389
                                                                       --------

Total Net Assets -- 100.0%                                             $183,733
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($183,732,537 / 17,574,556 shares)                                    $10.45
                                                                       ========


+   See note 3 in the Notes to Financial Statements.
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on August 31, 2004.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Security is held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
82                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

                       This page intentionally left blank

Statements of Operations ($ Thousands)


For the period ended August 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA   INSTITUTIONAL    MASSACHUSETTS    PENNSYLVANIA
                                               TAX FREE       TAX EXEMPT        TAX FREE  TAX FREE MONEY         TAX FREE
                                                   FUND             FUND            FUND      MARKET FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                               $8,895             $237         $13,752             $667            $447
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                            2,897               52           4,440              145             147
   Shareholder Servicing Fees - Class A           2,010               54           2,365                -              35
   Shareholder Servicing Fees - Class B               -                -             772              189              81
   Shareholder Servicing Fees - Class C               -                4             145                -               -
   Investment Advisory Fees                         297                8             455               23              15
   Trustees'  Fees                                   25                1              41                2               1
   Custodian/Wire Agent Fees                         57                1              59                3               2
   Professional Fees                                 54                1              86                3               3
   Printing Fees                                     49                1              74                2               2
   Registration Fees                                 33                2              64                4               3
   Insurance Fees                                    12                -              20                1               1
   Pricing Fees                                       7                -              12                1               -
   Other Expenses                                    14                1              26                2               1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                 5,455              125           8,559              375             291
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                              -               (3)         (1,199)             (27)            (32)
     Shareholder Servicing Fees - Class A        (1,829)             (54)         (2,365)               -             (35)
     Shareholder Servicing Fees - Class B             -                -               -                -               -
     Investment Advisory Fees                         -                -               -                -               -
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                   3,626               68           4,995              348             224
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             5,269              169           8,757              319             223
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments          (35)              (1)             (7)              (4)             (1)
   Net Change in Unrealized Appreciation
     on Investments                                   -                -               -                -               -
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                             $5,234             $168         $ 8,750             $315            $222
------------------------------------------------------------------------------------------------------------------------------------
(1) The Short Duration Municipal Fund commenced operations on November 13, 2003.
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



------------------------------------------------------------------------------------------------------------------------------------
84                                                                            SEI Tax Exempt Trust / Annual Report / August 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                              INTERMEDIATE-   SHORT DURATION      PENNSYLVANIA     MASSACHUSETTS        NEW JERSEY
                                             TERM MUNICIPAL        MUNICIPAL         MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                       FUND           FUND(1)        BOND FUND         BOND FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                  $34,765             $335            $5,322            $1,633            $2,554
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                2,135               42               232                99               166
   Shareholder Servicing Fees - Class A               2,222               44               149               103               173
   Shareholder Servicing Fees - Class B                   -                -               168                 -                 -
   Shareholder Servicing Fees - Class C                   -                -                 -                 -                 -
   Investment Advisory Fees                           2,935               58               406               137               229
   Trustees'  Fees                                       27                -                 4                 1                 2
   Custodian/Wire Agent Fees                             55                1                 7                 3                 4
   Professional Fees                                     69                2                 9                 3                 6
   Printing Fees                                         58                2                 7                 3                 2
   Registration Fees                                     50                3                 8                 2                 3
   Insurance Fees                                        12                -                 2                 1                 1
   Pricing Fees                                          67                2                 9                 3                 5
   Other Expenses                                        15                1                 1                 1                 1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                     7,645              155             1,002               356               592
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                (76)              (5)             (127)               (4)               (3)
     Shareholder Servicing Fees - Class A            (1,687)             (33)              (40)              (78)             (160)
     Shareholder Servicing Fees - Class B                 -                -              (132)                -                 -
     Investment Advisory Fees                          (535)             (11)              (74)              (25)              (13)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                       5,347              106               629               249               416
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                29,418              229             4,693             1,384             2,138
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments            2,467              (12)              807               305               325
   Net Change in Unrealized Appreciation
     on Investments                                  12,897               56               365               616               710
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $44,782             $273            $5,865            $2,305            $3,173
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                   NEW YORK        CALIFORNIA
                                                  MUNICIPAL         MUNICIPAL
                                                  BOND FUND         BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                   $3,722            $7,185
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                  231               443
   Shareholder Servicing Fees - Class A                 240               461
   Shareholder Servicing Fees - Class B                   -                 -
   Shareholder Servicing Fees - Class C                   -                 -
   Investment Advisory Fees                             317               609
   Trustees'  Fees                                        3                 6
   Custodian/Wire Agent Fees                              6                11
   Professional Fees                                      8                15
   Printing Fees                                          6                 8
   Registration Fees                                      6                11
   Insurance Fees                                         2                 3
   Pricing Fees                                           8                14
   Other Expenses                                         2                 1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       829             1,582
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                (11)              (13)
     Shareholder Servicing Fees - Class A              (182)             (427)
     Shareholder Servicing Fees - Class B                 -                 -
     Investment Advisory Fees                           (58)              (34)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                         578             1,108
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                 3,144             6,077
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments              591               195
   Net Change in Unrealized Appreciation
     on Investments                                   1,444             4,022
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                 $5,179           $10,294
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                                                                            85


Statements of Changes in Net Assets ($ Thousands)


For the periods ended August 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           CALIFORNIA
                                                                         TAX FREE FUND                   TAX EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       2004            2003            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                          $   5,269       $   8,029         $   169         $   276
   Net Realized Gain (Loss) on Investments                              (35)              4              (1)            (15)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                      --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations               5,234           8,033             168             261
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                           (5,223)         (8,077)           (167)           (241)
   Class B                                                               --              --              --              --
   Class C                                                               --              --              (2)            (35)
   NET REALIZED GAINS
   Class A                                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                 (5,223)         (8,077)           (169)           (276)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                    5,023,669       4,716,740          76,863          91,109
   Reinvestment of Dividends & Distributions                          2,451           3,358              93             133
   Cost of Shares Redeemed                                       (5,128,320)     (4,687,234)        (77,461)        (91,829)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions     (102,200)         32,864            (505)           (587)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                           --              --              --              --
   Reinvestment of Dividends & Distributions                             --              --              --              --
   Cost of Shares Redeemed                                               --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions           --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           --              --           5,710           9,658
   Reinvestment of Dividends & Distributions                             --              --              --              --
   Cost of Shares Redeemed                                               --              --          (6,304)        (20,392)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class C Transactions                      --              --            (594)        (10,734)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
     Capital Share Transactions                                    (102,200)         32,864          (1,099)        (11,321)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                           (102,189)         32,820          (1,100)        (11,336)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                884,503         851,683          23,506          34,842
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                    $ 782,314       $ 884,503         $22,406         $23,506
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)           $      (6)      $     (52)        $    --         $    --
====================================================================================================================================
(1) For Share Transactions see Note 9 in the Notes to the Financial Statements.
Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



------------------------------------------------------------------------------------------------------------------------------------
86
                                                                              SEI Tax Exempt Trust / Annual Report / August 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                          INSTITUTIONAL              MASSACHUSETTS TAX FREE
                                                                           TAX FREE FUND                MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        2004           2003             2004            2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                          $    8,757     $   13,897         $    319        $    557
   Net Realized Gain (Loss) on Investments                                (7)             7               (4)              3
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                       --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                8,750         13,904              315             560
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                            (7,422)       (11,774)              --              --
   Class B                                                            (1,248)        (1,826)            (321)           (558)
   Class C                                                               (83)          (194)              --              --
   NET REALIZED GAINS
   Class A                                                                --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                  (8,753)       (13,794)            (321)           (558)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                     5,516,749      6,486,962               --              --
   Reinvestment of Dividends & Distributions                           2,349          3,951               --              --
   Cost of Shares Redeemed                                        (5,768,778)    (6,453,408)              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions      (249,680)        37,505               --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                       859,978        702,888          400,145         357,032
   Reinvestment of Dividends & Distributions                             822          1,059                6              --
   Cost of Shares Redeemed                                          (873,190)      (724,353)        (409,312)       (370,837)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions       (12,390)       (20,406)          (9,161)        (13,805)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                       384,103        343,504               --              --
   Reinvestment of Dividends & Distributions                              --             --               --              --
   Cost of Shares Redeemed                                          (391,990)      (354,394)              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class C Transactions                   (7,887)       (10,890)              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
     Capital Share Transactions                                     (269,957)         6,209           (9,161)        (13,805)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                            (269,960)         6,319           (9,167)        (13,803)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                               1,401,063      1,394,744           65,815          79,618
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                    $1,131,103     $1,401,063         $ 56,648        $ 65,815
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)           $       --      $      (4)        $     (1)       $      1
====================================================================================================================================



------------------------------------------------------------------------------------------------------------------------------------
                                                                        PENNSYLVANIA                  INTERMEDIATE-TERM
                                                                        TAX FREE FUND                  MUNICIPAL FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                      2004            2003            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                          $    223        $    456       $  29,418       $  29,975
   Net Realized Gain (Loss) on Investments                              (1)             --           2,467          22,637
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                     --              --          12,897         (31,764)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                222             456          44,782          20,848
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                            (103)           (272)        (29,415)        (30,047)
   Class B                                                            (120)           (181)             --              --
   Class C                                                              --              --              --              --
   NET REALIZED GAINS
   Class A                                                              --              --         (14,554)        (16,178)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                  (223)           (453)        (43,969)        (46,225)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                      35,521          40,536         323,848         429,195
   Reinvestment of Dividends & Distributions                            18             101          39,436          40,609
   Cost of Shares Redeemed                                         (38,552)        (59,648)       (268,010)       (567,819)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions      (3,013)        (19,011)         95,274         (98,015)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                      77,986         101,716              --              --
   Reinvestment of Dividends & Distributions                           109             146              --              --
   Cost of Shares Redeemed                                         (70,974)        (99,900)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions       7,121           1,962              --              --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                          --              --              --              --
   Reinvestment of Dividends & Distributions                            --              --              --              --
   Cost of Shares Redeemed                                              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class C Transactions                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
     Capital Share Transactions                                      4,108         (17,049)         95,274         (98,015)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                             4,107         (17,046)         96,087        (123,392)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                43,551          60,597         824,103         947,495
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                    $ 47,658        $ 43,551       $ 920,190       $ 824,103
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)           $     --        $     --       $      73       $      70
====================================================================================================================================



------------------------------------------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                                                                            87


Statements of Changes in Net Assets ($ Thousands)


For the periods ended August 31,
                                                                           SHORT DURATION                 PENNSYLVANIA
                                                                          MUNICIPAL FUND(1)            MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                               2004                      2004          2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment  Income                                                      $  229                 $ 4,693       $ 5,526
   Net Realized Gain (Loss) on Investments                                        (12)                    807         1,343
   Net Change in Unrealized Appreciation (Depreciation) on Investments             56                     365        (2,476)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                           273                   5,865         4,393
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                     (187)                 (2,387)       (2,572)
     Class B                                                                       --                  (2,307)       (2,965)
   NET REALIZED GAINS
     Class A                                                                       --                    (538)          (40)
     Class B                                                                       --                    (548)          (46)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                             (187)                 (5,780)       (5,623)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(2):
   CLASS A:
   Proceeds from Shares Issued                                                 71,617                  19,503        22,697
   Reinvestment of Dividends & Distributions                                      186                   2,797         2,458
   Cost of Shares Redeemed                                                     (3,910)                (20,721)      (33,727)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                 67,893                   1,579        (8,572)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                     --                   8,680        16,160
   Reinvestment of Dividends & Distributions                                       --                     647           560
   Cost of Shares Redeemed                                                         --                 (20,554)      (22,668)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                                --                 (11,227)       (5,948)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions       67,893                  (9,648)      (14,520)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                       67,979                  (9,563)      (15,750)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                             --                 118,260       134,010
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                              $67,979                $108,697      $118,260
====================================================================================================================================
   Undistributed Net Investment Income                                        $    42                $     42      $     43
====================================================================================================================================
(1) The Short Duration Municipal Fund commenced operations on November 13, 2003.
(2) For Share Transactions see Note 9 in the Notes to the Financial Statements.
Amounts designated as "--" are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.



------------------------------------------------------------------------------------------------------------------------------------
88                                                                            SEI Tax Exempt Trust / Annual Report / August 31, 2004


                                                                              MASSACHUSETTS                   NEW JERSEY
                                                                           MUNICIPAL BOND FUND            MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                           2004            2003            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment  Income                                               $ 1,384         $ 1,406         $ 2,138        $ 2,414
   Net Realized Gain (Loss) on Investments                                  305             733             325          1,171
   Net Change in Unrealized Appreciation (Depreciation) on Investments      616          (1,164)            710         (2,067)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                   2,305             975           3,173          1,518
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                             (1,384)         (1,406)         (2,141)        (2,416)
     Class B                                                                 --              --              --             --
   NET REALIZED GAINS
     Class A                                                               (653)           (791)         (1,068)        (1,036)
     Class B                                                                 --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                     (2,037)         (2,197)         (3,209)        (3,452)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(2):
   CLASS A:
   Proceeds from Shares Issued                                           11,284          13,494          27,395         25,451
   Reinvestment of Dividends & Distributions                              1,846           2,068           3,057          3,283
   Cost of Shares Redeemed                                              (12,048)        (16,129)        (19,965)       (47,840)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions            1,082            (567)         10,487        (19,106)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                               --              --              --             --
   Reinvestment of Dividends & Distributions                                 --              --              --             --
   Cost of Shares Redeemed                                                   --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                          --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions  1,082            (567)         10,487        (19,106)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                  1,350          (1,789)         10,451        (21,040)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                   39,899          41,688          62,708         83,748
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $41,249         $39,899         $73,159        $62,708
====================================================================================================================================
   Undistributed Net Investment Income                                  $     1         $     1         $     5        $     8
====================================================================================================================================


                                                                                  NEW YORK                      CALIFORNIA
                                                                             MUNICIPAL BOND FUND            MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2004           2003            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment  Income                                                  $ 3,144        $ 2,934         $ 6,077        $ 6,463
   Net Realized Gain (Loss) on Investments                                     591          1,001             195          3,894
   Net Change in Unrealized Appreciation (Depreciation) on Investments       1,444         (1,645)          4,022         (7,417)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      5,179          2,290          10,294          2,940
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                (3,144)        (2,933)         (6,056)        (6,474)
     Class B                                                                    --             --              --             --
   NET REALIZED GAINS
     Class A                                                                  (726)          (982)         (2,300)        (3,127)
     Class B                                                                    --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (3,870)        (3,915)         (8,356)        (9,601)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(2):
   CLASS A:
   Proceeds from Shares Issued                                              28,950         32,045          45,625         53,571
   Reinvestment of Dividends & Distributions                                 3,685          3,723           7,752          8,966
   Cost of Shares Redeemed                                                 (25,240)       (31,590)        (51,134)       (87,666)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               7,395          4,178           2,243        (25,129)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                  --             --              --             --
   Reinvestment of Dividends & Distributions                                    --             --              --             --
   Cost of Shares Redeemed                                                      --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                             --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Share Transactions     7,395          4,178           2,243        (25,129)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     8,704          2,553           4,181        (31,790)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      88,866         86,313         179,552        211,342
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                           $97,570        $88,866        $183,733       $179,552
====================================================================================================================================
   Undistributed Net Investment Income                                     $     5        $     5        $    102       $     86
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                                                                            89


Financial Highlights


For the periods ended August 31,
For a Share Outstanding Throughout the Periods
------------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
                Net Asset              Unrealized                Dividends Distributions         Total
                   Value,        Net        Gains       Total     from Net      from Net     Dividends   Net Asset
                Beginning Investment  (Losses) on        from   Investment      Realized           and  Value, End    Total
                of Period     Income  Investments  Operations       Income         Gains Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2004             $1.00     $0.007*        $--*      $0.007     $(0.007)           $--      $(0.007)       $1.00    0.65%
   2003              1.00      0.009          --        0.009      (0.009)            --       (0.009)        1.00    0.86
   2002              1.00      0.013          --        0.013      (0.013)            --       (0.013)        1.00    1.35
   2001              1.00      0.033          --        0.033      (0.033)            --       (0.033)        1.00    3.30
   2000              1.00      0.035          --        0.035      (0.035)            --       (0.035)        1.00    3.58
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2004             $1.00     $0.008*        $--*       $0.008    $(0.008)           $--      $(0.008)       $1.00    0.77%
   2003              1.00      0.010          --        0.010      (0.010)            --       (0.010)        1.00    1.00
   2002              1.00      0.013          --        0.013      (0.013)            --       (0.013)        1.00    1.34
   2001              1.00      0.029          --        0.029      (0.029)            --       (0.029)        1.00    2.90
   2000              1.00      0.031          --        0.031      (0.031)            --       (0.031)        1.00    3.19
   CLASS C
   2004             $1.00     $0.003*        $--*       $0.003    $(0.003)           $--      $(0.003)       $1.00    0.27%
   2003              1.00      0.005          --        0.005      (0.005)            --       (0.005)        1.00    0.46
   2002              1.00      0.008          --        0.008      (0.008)            --       (0.008)        1.00    0.84
   2001              1.00      0.024          --        0.024      (0.024)            --       (0.024)        1.00    2.39
   2000 (1)          1.00      0.005          --        0.005      (0.005)            --       (0.005)        1.00    0.55
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2004             $1.00     $0.008*        $--*       $0.008    $(0.008)           $--      $(0.008)       $1.00    0.79%
   2003              1.00      0.010          --        0.010      (0.010)            --       (0.010)        1.00    1.01
   2002              1.00      0.015          --        0.015      (0.015)            --       (0.015)        1.00    1.51
   2001              1.00      0.034          --        0.034      (0.034)            --       (0.034)        1.00    3.45
   2000              1.00      0.037          --        0.037      (0.037)            --       (0.037)        1.00    3.72
   CLASS B
   2004             $1.00     $0.005*        $--*       $0.005    $(0.005)           $--      $(0.005)       $1.00    0.49%
   2003              1.00      0.007          --        0.007      (0.007)            --       (0.007)        1.00    0.70
   2002              1.00      0.012          --        0.012      (0.012)            --       (0.012)        1.00    1.21
   2001              1.00      0.031          --        0.031      (0.031)            --       (0.031)        1.00    3.14
   2000              1.00      0.034          --        0.034      (0.034)            --       (0.034)        1.00    3.42
   CLASS C
   2004             $1.00     $0.003*        $--*       $0.003    $(0.003)           $--      $(0.003)       $1.00    0.29%
   2003              1.00      0.005          --        0.005      (0.005)            --       (0.005)        1.00    0.50
   2002              1.00      0.010          --        0.010      (0.010)            --       (0.010)        1.00    1.00
   2001              1.00      0.029          --        0.029      (0.029)            --       (0.029)        1.00    2.94
   2000              1.00      0.032          --        0.032      (0.032)            --       (0.032)        1.00    3.21


------------------------------------------------------------------------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income
                  End of Period  to Average    (Excluding    to Average
                  ($ Thousands)  Net Assets      Waivers)    Net Assets
------------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2004              $  782,314        0.45%         0.68%        0.66%
   2003                 884,503        0.45          0.68         0.84
   2002                 851,683        0.45          0.69         1.33
   2001                 790,390        0.45          0.69         3.26
   2000                 894,090        0.45          0.69         3.56
CALIFORNIA TAX EXEMPT FUND
   CLASS A
   2004              $   22,037        0.28%         0.54%        0.77%
   2003                  22,542        0.28          0.56         0.95
   2002                  23,144        0.28          0.56         1.31
   2001                  21,051        0.28          0.55         2.85
   2000                  22,350        0.28          0.58         3.13
   CLASS C
   2004              $      369        0.78%         0.79%        0.27%
   2003                     964        0.78          0.81         0.56
   2002                  11,698        0.78          0.81         0.82
   2001                   7,615        0.78          0.80         2.24
   2000 (1)               1,938        0.78          0.83         2.93
INSTITUTIONAL TAX FREE FUND
   CLASS A
   2004              $  862,511        0.33%         0.68%        0.78%
   2003               1,112,175        0.33          0.67         1.00
   2002               1,074,583        0.33          0.69         1.49
   2001               1,014,175        0.33          0.69         3.33
   2000                 755,806        0.33          0.69         3.65
   CLASS B
   2004              $  239,435        0.63%         0.73%        0.49%
   2003                 251,836        0.63          0.72         0.71
   2002                 272,222        0.63          0.74         1.17
   2001                 208,604        0.63          0.74         3.02
   2000                 114,633        0.63          0.74         3.45
   CLASS C
   2004              $   29,157        0.83%         0.93%        0.29%
   2003                  37,052        0.83          0.92         0.52
   2002                  47,939        0.83          0.94         0.98
   2001                  31,918        0.83          0.94         2.94
   2000                  54,064        0.83          0.94         3.16



------------------------------------------------------------------------------------------------------------------------------------
90                                                                            SEI Tax Exempt Trust / Annual Report / August 31, 2004



------------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
                Net Asset              Unrealized                Dividends Distributions         Total
                   Value,        Net        Gains       Total     from Net      from Net     Dividends   Net Asset
                Beginning Investment  (Losses) on        from   Investment      Realized           and  Value, End    Total
                of Period     Income  Investments  Operations       Income         Gains Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2004            $ 1.00     $0.005*      $   --*     $0.005      $(0.005)       $   --      $(0.005)      $ 1.00     0.51%
   2003              1.00      0.007           --       0.007       (0.007)           --       (0.007)        1.00     0.69
   2002              1.00      0.011           --       0.011       (0.011)           --       (0.011)        1.00     1.06
   2001 (2)          1.00      0.006           --       0.006       (0.006)           --       (0.006)        1.00     0.58
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2004            $ 1.00     $0.007*      $   --*     $0.007      $(0.007)       $   --      $(0.007)      $ 1.00     0.75%
   2003              1.00      0.010           --       0.010       (0.010)           --       (0.010)        1.00     0.98
   2002              1.00      0.014           --       0.014       (0.014)           --       (0.014)        1.00     1.41
   2001              1.00      0.034           --       0.034       (0.034)           --       (0.034)        1.00     3.47
   2000              1.00      0.036           --       0.036       (0.036)           --       (0.036)        1.00     3.66
   CLASS B
   2004            $ 1.00     $0.004*      $   --*     $0.004      $(0.004)       $   --      $(0.004)      $ 1.00     0.45%
   2003              1.00      0.007           --       0.007       (0.007)           --       (0.007)        1.00     0.68
   2002              1.00      0.011           --       0.011       (0.011)           --       (0.011)        1.00     1.10
   2001 (3)          1.00      0.011           --       0.011       (0.011)           --       (0.011)        1.00     1.11
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2004            $11.10     $ 0.37*      $ 0.21*     $ 0.58       $(0.37)       $(0.19)     $ (0.56)      $11.12     5.33%
   2003             11.46       0.40        (0.14)       0.26        (0.40)        (0.22)       (0.62)       11.10     2.31
   2002             11.29       0.44         0.23        0.67        (0.44)        (0.06)       (0.50)       11.46     6.10
   2001             10.83       0.46         0.46        0.92        (0.46)           --        (0.46)       11.29     8.64
   2000             10.70       0.45         0.14        0.59        (0.45)        (0.01)       (0.46)       10.83     5.72
SHORT DURATION MUNICIPAL FUND
   CLASS A
   2004 (4)        $10.00     $ 0.10*$         --*     $ 0.10       $(0.08)       $   --      $ (0.08)      $10.02     0.96%
PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2004            $10.84     $ 0.44*      $ 0.11*     $ 0.55       $(0.44)       $(0.10)     $ (0.54)      $10.85     5.12%
   2003             10.95       0.48        (0.10)       0.38        (0.48)        (0.01)       (0.49)       10.84     3.48
   2002             10.73       0.47         0.22        0.69        (0.47)           --        (0.47)       10.95     6.62
   2001             10.37       0.49         0.36        0.85        (0.49)           --        (0.49)       10.73     8.35
   2000             10.29       0.48         0.09        0.57        (0.48)        (0.01)       (0.49)       10.37     5.76
   CLASS B
   2004            $10.84     $ 0.45*      $ 0.11*     $ 0.56       $(0.45)       $(0.10)     $ (0.55)      $10.85     5.25%
   2003             10.95       0.49        (0.10)       0.39        (0.49)        (0.01)       (0.50)       10.84     3.60
   2002             10.73       0.48         0.22        0.70        (0.48)           --        (0.48)       10.95     6.75
   2001             10.36       0.50         0.37        0.87        (0.50)           --        (0.50)       10.73     8.58
   2000             10.29       0.49         0.08        0.57        (0.49)        (0.01)       (0.50)       10.36     5.78

------------------------------------------------------------------------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income  Portfolio
                  End of Period  to Average    (Excluding    to Average   Turnover
                  ($ Thousands)  Net Assets      Waivers)    Net Assets       Rate
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2004               $ 56,648         0.55%        0.59%          0.51%      n/a
   2003                 65,815         0.55         0.60           0.69       n/a
   2002                 79,618         0.55         0.61           1.05       n/a
   2001 (2)             82,781         0.55         0.67           1.95       n/a
PENNSYLVANIA TAX FREE FUND
   CLASS A
   2004               $ 12,364         0.35%        0.68%          0.74%      n/a
   2003                 15,377         0.35         0.68           1.02       n/a
   2002                 34,387         0.35         0.69           1.38       n/a
   2001                 37,067         0.35         0.72           3.54       n/a
   2000                 69,575         0.35         0.69           3.68       n/a
   CLASS B
   2004               $ 35,294         0.65%        0.73%          0.45%      n/a
   2003                 28,174         0.65         0.73           0.69       n/a
   2002                 26,210         0.65         0.74           1.01       n/a
   2001 (3)              5,966         0.65         0.77           2.51       n/a
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2004               $920,190         0.60%        0.86%          3.31%    34.62%
   2003                824,103         0.60         0.87           3.53     41.87
   2002                947,495         0.60         0.87           3.88     27.15
   2001                996,869         0.60         0.87           4.14     36.59
   2000                843,397         0.60         0.88           4.27     17.99
SHORT DURATION MUNICIPAL FUND
   CLASS A
   2004 (4)           $ 67,979         0.60%        0.88%          1.31%     8.39%
PENNSYLVANIA MUNICIPAL FUND
   CLASS A
   2004               $ 57,809         0.60%        0.84%          4.00%    12.00%
   2003                 56,268         0.60         0.85           4.35     19.73
   2002                 65,380         0.60         0.85           4.39     29.86
   2001                 58,855         0.60         0.85           4.61     34.80
   2000                 44,170         0.60         0.86           4.75     30.91
   CLASS B
   2004               $ 50,888         0.48%        0.89%          4.12%    12.00%
   2003                 61,992         0.48         0.90           4.47     19.73
   2002                 68,630         0.48         0.90           4.51     29.86
   2001                 70,867         0.48         0.90           4.73     34.80
   2000                 77,743         0.48         0.91           4.83     30.91

*   Per share calculations were performed using average shares.
+ Total return is for the period indicated and has not been annualized. Returns Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The California Tax Exempt Fund -- Class C Shares were offered beginning on June 26, 2000. All ratios for the period have been annualized.
(2) The Massachusetts Tax Free Money Market Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.
(3) The Pennsylvania Tax Free Fund -- Class B shares were offered beginning on April 2, 2001. All ratios for the period have been annualized.
(4) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        91


Financial Highlights


For the years ended August 31,
For a Share Outstanding Throughout the Years
------------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
                Net Asset              Unrealized                Dividends Distributions         Total
                   Value,        Net        Gains       Total     from Net      from Net     Dividends   Net Asset
                Beginning Investment  (Losses) on        from   Investment      Realized           and  Value, End    Total
                of Period     Income  Investments  Operations       Income         Gains Distributions   of Period  Return+
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2004            $10.24      $0.34*       $0.25*      $0.59       $(0.34)       $(0.17)       $(0.51)     $10.32     5.91%
   2003             10.56       0.36        (0.11)       0.25        (0.36)        (0.21)        (0.57)      10.24     2.44
   2002             10.34       0.40         0.23        0.63        (0.40)        (0.01)        (0.41)      10.56     6.25
   2001              9.86       0.41         0.48        0.89        (0.41)           --         (0.41)      10.34     9.19
   2000              9.72       0.40         0.14        0.54        (0.40)           --         (0.40)       9.86     5.74
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2004            $10.32      $0.32*       $0.18*      $0.50       $(0.32)       $(0.17)       $(0.49)     $10.33     4.96%
   2003             10.60       0.35        (0.13)       0.22        (0.35)        (0.15)        (0.50)      10.32     2.06
   2002             10.40       0.38         0.22        0.60        (0.38)        (0.02)        (0.40)      10.60     5.91
   2001              9.95       0.40         0.45        0.85        (0.40)           --         (0.40)      10.40     8.78
   2000              9.86       0.39         0.09        0.48        (0.39)           --         (0.39)       9.95     4.99
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2004            $10.47      $0.35*       $0.25*      $0.60       $(0.35)       $(0.08)       $(0.43)     $10.64     5.82%
   2003             10.67       0.36        (0.07)       0.29        (0.36)        (0.13)        (0.49)      10.47     2.78
   2002             10.50       0.39         0.19        0.58        (0.39)        (0.02)        (0.41)      10.67     5.70
   2001              9.96       0.41         0.55        0.96        (0.41)        (0.01)        (0.42)      10.50     9.80
   2000              9.77       0.39         0.19        0.58        (0.39)           --         (0.39)       9.96     6.15
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2004            $10.34      $0.34*       $0.24*      $0.58       $(0.34)       $(0.13)       $(0.47)     $10.45     5.78%
   2003             10.72       0.36        (0.20)       0.16        (0.36)        (0.18)        (0.54)      10.34     1.48
   2002             10.67       0.41         0.16        0.57        (0.41)        (0.11)        (0.52)      10.72     5.55
   2001             10.27       0.42         0.40        0.82        (0.42)           --         (0.42)      10.67     8.20
   2000              9.96       0.40         0.31        0.71        (0.40)           --         (0.40)      10.27     7.39

------------------------------------------------------------------------------------------------------------------------------------
                                                Ratio of
                                                 Expenses  Ratio of Net
                                   Ratio of    to Average    Investment
                     Net Assets    Expenses    Net Assets        Income  Portfolio
                  End of Period  to Average    (Excluding    to Average   Turnover
                  ($ Thousands)  Net Assets      Waivers)    Net Assets       Rate
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2004                $ 41,249        0.60%        0.86%          3.35%    33.60%
   2003                  39,899        0.60         0.87           3.48     41.20
   2002                  41,688        0.60         0.87           3.84     33.27
   2001                  43,221        0.60         0.87           4.05     19.36
   2000                  31,964        0.60         0.88           4.19     24.62
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2004                $ 73,159        0.60%        0.86%          3.09%    47.75%
   2003                  62,708        0.60         0.87           3.31     35.06
   2002                  83,748        0.60         0.87           3.63     39.88
   2001                  74,785        0.60         0.87           3.99     24.57
   2000                  57,272        0.60         0.88           4.02     83.16
NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2004                $ 97,570        0.60%        0.86%          3.27%    17.22%
   2003                  88,866        0.60         0.87           3.40     22.74
   2002                  86,313        0.60         0.87           3.73     17.57
   2001                  69,207        0.60         0.86           3.99     15.60
   2000                  49,299        0.60         0.88           4.10      2.97
CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2004                $183,733        0.60%        0.86%          3.30%    29.46%
   2003                  79,552        0.60         0.86           3.40     60.61
   2002                  11,342        0.60         0.87           3.93     38.98
   2001                  11,061        0.60         0.88           4.07     42.81
   2000                  72,328        0.60         0.87           4.12     37.16


* Per share calculations were performed using average shares.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
92                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

Notes to Financial Statements
August 31, 2004


1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with twelve operational funds ("Funds"): the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Massachusetts Tax Free Money Market, the Pennsylvania Tax Free, (each a "Fund", collectively "the Money Market Funds"), the Intermediate-Term Municipal, the Short Duration Municipal, the Pennsylvania Municipal Bond, the Massachusetts Municipal Bond, the New Jersey Municipal Bond, the New York Municipal Bond, and the California Municipal Bond (each a "Fund", collectively "the Fixed Income Funds"). The Trust has registered the Ohio Tax Free Fund, but as of August 31, 2004 it had not commenced operations. The Funds are registered to offer up to four classes of shares: Class A, Class B, Class C and Class Y. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conjunction with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Directors. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2004, there were no Fair Valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

EXPENSE OFFSET ARRANGEMENT -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly", if any.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        93

Notes to Financial Statements



3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- SEI Investments Fund Management (the "Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), provides management, administrative, and shareholder services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

        Tax Free Fund                             .36%
        California Tax Exempt Fund                .23%
        Institutional Tax Free Fund               .36%
        Massachusetts Tax Free
          Money Market Fund                       .23%
        Pennsylvania Tax Free Fund                .36%
        Intermediate-Term Municipal Fund          .24%
        Short Duration Municipal Fund             .24%
        Pennsylvania Municipal Bond Fund          .20%
        Massachusetts Municipal Bond Fund         .24%
        New Jersey Municipal Bond Fund            .24%
        New York Municipal Bond Fund              .24%
        California Municipal Bond Fund            .24%

However, the Administrator has also voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

---------------------------------------------------------------------------------------------------
                          California   Institutional   Massachusetts   Pennsylvania   Intermediate-
                 Tax             Tax             Tax        Tax Free            Tax          Term
Fund            Free          Exempt            Free    Money Market           Free     Municipal
---------------------------------------------------------------------------------------------------
Class A         .45%            .28%            .33%           .25%*           .35%          .60%
Class B          --             .58%*           .63%           .55%            .65%           --
Class C          --             .78%            .83%           .75%*            --            --
Class Y          --              --              --             --              --           .85%*
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
               Short    Pennsylvania   Massachusetts      New Jersey       New York     California
            Duration       Municipal       Municipal       Municipal      Municipal      Municipal
Fund       Municipal            Bond            Bond            Bond           Bond           Bond
---------------------------------------------------------------------------------------------------
Class A         .60%            .60%            .60%            .60%           .60%          .60%
Class B          --             .48%             --              --             --            --
---------------------------------------------------------------------------------------------------

*Class not currently operational.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

--------------------------------------------------------------------------------
                                Shareholder     Administrative
                                  servicing            service
Fund                                   fees               fees
--------------------------------------------------------------------------------
Tax Free -- Class A                    .25%                --
California Tax Exempt
   Class A                             .25%                --
   Class B                             .25%*              .05%*
   Class C                             .25%               .25%
Institutional Tax Free
   Class A                             .25%                --
   Class B                             .25%               .05%
   Class C                             .25%               .25%
Massachusetts Tax Free
   Money Market
   Class A                             .25%*              --*
   Class B                             .25%               .05%
   Class C                             .25%*              .25%*
Pennsylvania Tax Free
   Class A                             .25%                --
   Class B                             .25%               .05%
Intermediate-Term Municipal
   Class A                             .25%                --
   Class Y                             .25%*               --*
Short Duration
   Municipal - Class A                 .25%                --
Pennsylvania Municipal Bond
   Class A                             .25%                --
   Class B                             .25%               .05%
Massachusetts Municipal Bond
   Class A                             .25%                --
New Jersey Municipal Bond
   Class A                             .25%                --
New York Municipal Bond
   Class A                             .25%                --
California Municipal Bond
   Class A                             .25%                --

*Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

OTHER TRANSACTIONS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

--------------------------------------------------------------------------------
94                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

Notes to Financial Statements


4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Intermediate-Term, Short Duration, Pennsylvania, Massachusetts, New Jersey, New York and California Municipal Bond Funds. For its services SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. SIMC is also the Investment Adviser to the Massachusetts Tax Free Money Market Fund. SIMC does not retain a fee for its services as Investment Advisor for this Fund. SIMC is responsible for the supervision of, and payment of fees to Weiss, Peck & Greer L.L.C. in connection with their services to the Massachusetts Tax Free Money Market Fund and Short Duration Municipal Fund.

Weiss, Peck & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, California Tax Exempt, Institutional Tax Free and the Pennsylvania Tax Free Funds. WPG also acts as the Sub-Adviser for the Massachusetts Tax Free Money Market Fund. WPG acts as the Sub-Adviser for the Short Duration Municipal Fund. For its services, WPG receives a monthly fee equal to an annual rate of ..05% of the combined net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the aforementioned money market funds.

Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Intermediate-Term, Pennsylvania, New York and Massachusetts Municipal Bond Funds, while McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Prior to November 12, 2003, Deutsche Asset Management, Inc. acted as the Sub-Adviser for the Pennsylvania Municipal Bond Fund. Each Sub-Adviser is party to an investment sub-advisory agreement with SIMC. SIMC is responsible for the supervision of, and payment of fees to WPG, MIM, and SMAM in connection with their services to the Fixed Income Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended August 31, 2004, were as follows:

--------------------------------------------------------------------------------
         Intermediate-Term    Short Duration   Pennsylvania   Massachusetts
                 Municipal         Municipal      Municipal       Municipal
                      Fund              Fund      Bond Fund       Bond Fund
             ($ Thousands)     ($ Thousands)  ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases         $357,306           $41,289        $13,330         $14,079
Sales              296,901             1,120         26,670          13,406

--------------------------------------------------------------------------------
                New Jersey          New York     California
                 Municipal         Municipal      Municipal
                 Bond Fund         Bond Fund      Bond Fund
             ($ Thousands)     ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Purchases         $ 41,148           $22,626        $54,710
Sales               32,054            16,018         53,236


6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of August 31, 2004:

-------------------------------------------------------------------------------
                                          Undistributed       Accumulated
                            Paid-in-     Net Investment         Realized
                             Capital      Income/(Loss)       Gain/(Loss)
                       ($ Thousands)      ($ Thousands)     ($ Thousands)
-------------------------------------------------------------------------------
California Municipal
Bond Fund                      $--                $(5)               $5


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        95

NOTES TO FINANCIAL STATEMENTS



8. FEDERAL TAX INFORMATION (CONTINUED)


As of August 31, 2004, the tax character of dividends and distributions paid during the last two periods were as follows:

----------------------------------------------------------------------------------------
                         Tax-Exempt                          Long-term
                             Income   Ordinary Income     Capital Gain             Total
                      ($ Thousands)     ($ Thousands)     ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------
Tax Free Fund      2004     $ 5,223            $   --          $    --           $ 5,223
                   2003       8,077                --               --             8,077
California Tax     2004         169                --               --               169
  Exempt Fund      2003         276                --               --               276
Institutional Tax  2004       8,753                --               --             8,753
  Free Fund        2003      13,794                --               --            13,794
Massachusetts
  Tax Free
  Money Market     2004         321                --               --               321
  Fund             2003         558                --               --               558
Pennsylvania Tax   2004         223                --               --               223
  Free Fund        2003         453                --               --               453
Intermediate-Term
  Municipal        2004      29,414             1,921           12,634            43,969
  Fund             2003      30,013               664           15,548            46,225
Short Duration
  Municipal
  Fund             2004         187                --               --               187
Pennsylvania
  Municipal        2004       4,675                18            1,087             5,780
  Bond Fund        2003       5,537                --               86             5,623
Massachusetts
  Municipal        2004       1,384                96              557             2,037
  Bond Fund        2003       1,406                34              757             2,197
New Jersey
  Municipal        2004       2,141                --            1,068             3,209
  Bond Fund        2003       2,409               133              910             3,452
New York
  Municipal        2004       3,291                10              569             3,870
  Bond Fund        2003       2,933                 1              981             3,915
California
  Municipal        2004       6,059               164            2,133             8,356
  Bond Fund        2003       6,472                 2            3,127             9,601

--------------------------------------------------------------------------------
96                        SEI Tax Exempt Trust / Annual Report / August 31, 2004

NOTES TO FINANCIAL STATEMENTS



As of August 31, 2004, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Total
                          Undistributed                                                                            Distributable
                      (Distributions in   Undistributed                                  Unrealized         Other      Earnings/
                         Excess of) Tax-      Long-Term   Capital Loss   Post-October  Appreciation/    Temporary   (Accumulated
                          Exempt Income    Capital Gain  Carryforwards         Losses  Depreciation   Differences        Losses)
                           ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands) ($ Thousands) ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                     $ (6)        $   --           $(38)          $(35)       $    --          $ --       $   (79)
California Tax Exempt Fund          --             --            (27)            (1)            --            --           (28)
Institutional Tax Free Fund         --             --            (43)            (6)            --            (2)          (51)
Massachusetts Tax Free Money
  Market Fund                       (1)            --             --             (4)            --            --            (5)
Pennsylvania Tax Free Fund          --             --            (19)            (1)            --            --           (20)
Intermediate-Term Municipal Fund    17          1,219             --             --         33,547            --        34,783
Short Duration Municipal Fund        3             --             --            (12)            95            --            86
Pennsylvania Municipal Bond Fund     4            662             --             --          5,488            --         6,154
Massachusetts Municipal Bond Fund    1            187             --             --          1,730            --         1,918
New Jersey Municipal Bond Fund       2             --             --            (16)         2,884            --         2,870
New York Municipal Bond Fund         2            289             --             --          4,551            --         4,842
California Municipal Bond Fund      --            191             --             --          8,491            --         8,682


Post-October losses represent losses realized on investment transactions from November 1, 2003 through August 31, 2004, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:


---------------------------------------------------------------------------------------------------------------------------------


                             Expires         Expires        Expires        Expires        Expires        Expires        Expires
                                2012            2011           2010           2009           2008           2007           2006
                       ($ Thousands)   ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                    $--             $--            $ 1            $12            $17            $ 7            $ 1
California Tax Exempt Fund        --              15              2              2             --              2             --
Institutional Tax Free Fund       --              --              1              7             23             12             --
Pennsylvania Tax Free Fund        --              --             --             --             --              4              4

---------------------------------------------------------
                                            Total Capital
                                                     Loss
                                  Expires    Carryforward
                                     2005         8/31/04
                            ($ Thousands)    ($ Thousands)
---------------------------------------------------------
Tax Free Fund                         $--             $38
California Tax Exempt Fund              6              27
Institutional Tax Free Fund            --              43
Pennsylvania Tax Free Fund             11              19

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended August 31, 2004, the following Fund utilized capital loss carryforwards to offset realized capital gains:

-----------------------------------------------------------
                                                    Amount
                                              ($ Thousands)
-----------------------------------------------------------
Institutional Tax Free Fund                            $1

At August 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:


------------------------------------------------------------------------------------------------------------------
                                                      Aggregate Gross       Aggregate Gross
                                                           Unrealized            Unrealized        Net Unrealized
                              Federal Tax Cost           Appreciation          Depreciation          Appreciation
                                  ($ Thousands)          ($ Thousands)         ($ Thousands)         ($ Thousands)
------------------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund      $880,494                $34,432                 $(885)              $33,547
Short Duration Municipal Fund           70,758                    126                   (31)                   95
Pennsylvania Municipal Bond Fund       102,615                  5,586                   (98)                5,488
Massachusetts Municipal Bond Fund       39,432                  1,799                   (69)                1,730
New Jersey Municipal Bond Fund          70,618                  2,955                   (71)                2,884
New York Municipal Bond Fund            92,648                  4,580                   (29)                4,551
California Municipal Bond Fund         176,559                  8,543                   (52)                8,491

At August 31, 2004, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the
Statement of Net Assets.



--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        97

NOTES TO FINANCIAL STATEMENTS


9. SHARE TRANSACTIONS (Thousands):

----------------------------------------------------------------------------------------------------------------------------
                                                              CALIFORNIA             INSTITUTIONAL           MASSACHUSETTS
                                        TAX FREE              TAX EXEMPT               TAX FREE             TAX FREE MONEY
                                          FUND                   FUND                    FUND                 MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
                                    2004        2003        2004        2003        2004        2003        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued               5,023,669   4,716,740      76,862      91,110   5,516,749   6,486,962          --        --
   Shares Issued in Lieu of
     Cash Distributions            2,450       3,358          93         133       2,349       3,951          --        --
   Shares Redeemed            (5,128,320) (4,687,234)    (77,461)    (91,829) (5,768,778) (6,453,408)         --        --
----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions   (102,201)     32,864        (506)       (586)   (249,680)     37,505          --        --
----------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                      --          --          --          --     859,978     702,888     400,145   357,032
   Shares Issued in Lieu of
     Cash Distributions               --          --          --          --         822       1,059           6        --
   Shares Redeemed                    --          --          --          --    (873,190)   (724,353)   (409,312) (370,837)
----------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions         --          --          --          --     (12,390)    (20,406)     (9,161)  (13,805)
----------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                      --          --       5,709       9,658     384,103     343,504          --        --
   Shares Redeemed                    --          --      (6,304)    (20,392)   (391,990)   (354,394)         --        --
----------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions         --          --        (595)    (10,734)     (7,887)    (10,890)         --        --
----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares             (102,201)     32,864      (1,101)    (11,320)   (269,957)      6,209      (9,161)  (13,805)
----------------------------------------------------------------------------------------------------------------------------

(1) The Short Duration Municipal Fund -- Class A commenced operations on November 13, 2003.


Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
98                         SEI Tax Exempt Trust / Annual Report / August 31, 2004


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------------------------------------------
                                                               INTERMEDIATE-       SHORT DURATION         PENNSYLVANIA
                                      PENNSYLVANIA            TERM MUNICIPAL          MUNICIPAL             MUNICIPAL
                                      TAX FREE FUND                FUND                FUND (1)             BOND FUND
--------------------------------------------------------------------------------------------------------------------------
                                    2004        2003        2004        2003            2004            2004        2003
--------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                  35,521      40,536      29,082      37,813           7,156           1,789       2,059
   Shares Issued in Lieu of
     Cash Distributions               18         101       3,551       3,607              19             257         223
   Shares Redeemed               (38,552)    (59,648)    (24,114)    (49,848)           (391)         (1,909)     (3,059)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     (3,013)    (19,011)      8,519      (8,428)          6,784             137        (777)
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                  77,986     101,716          --          --              --             793       1,459
   Shares Issued in Lieu of
     Cash Distributions              109         146          --          --              --              59          51
   Shares Redeemed               (70,974)    (99,900)         --          --              --          (1,883)     (2,056)
---------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions      7,121       1,962          --          --              --          (1,031)       (546)
---------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                      --          --          --          --              --              --          --
   Shares Redeemed                    --          --          --          --              --              --          --
---------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions         --          --          --          --              --              --          --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                4,108     (17,049)      8,519      (8,428)          6,784            (894)     (1,323)
---------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                        99

NOTES TO FINANCIAL STATEMENTS

9. SHARE TRANSACTIONS (Thousands) (Concluded):

--------------------------------------------------------------------------------------------------------------------------------
                                     MASSACHUSETTS            NEW JERSEY                   NEW YORK              CALIFORNIA
                                       MUNICIPAL               MUNICIPAL                   MUNICIPAL              MUNICIPAL
                                       BOND FUND               BOND FUND                   BOND FUND              BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                    2004        2003        2004        2003            2004        2003        2004       2003
--------------------------------------------------------------------------------------------------------------------------------

Shares Issued and Redeemed:
   CLASS A:
   Shares Issued                   1,093       1,284       2,644       2,416           2,721       3,011       4,364      5,058
   Shares Issued in Lieu of
     Cash Distributions              179         199         296         314             348         352         744        853
   Shares Redeemed                (1,169)     (1,534)     (1,935)     (4,560)         (2,386)     (2,961)     (4,906)    (8,248)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Capital Shares                 103         (51)      1,005      (1,830)            683         402         202     (2,337)
--------------------------------------------------------------------------------------------------------------------------------

100                       SEI Tax Exempt Trust / Annual Report / August 31, 2004



TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
The following chart lists Trustees and Officers as of October 20, 2004.


Set forth below are the names, dates of birth, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI")
includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.
------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED1             FIVE YEARS              BY TRUSTEE2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman       since 1982       Currently performs various        68          Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Advisors'
Valley Drive,        Board of                        Investments for which Mr.                     Inner Circle Fund II, Bishop
Oaks, PA 19456       Trustees*                       Nesher is compensated.                        Street Funds, The MDL Funds,
58 yrs. old                                                                                        The Expedition Funds,
                                                                                                   SEI Global Master Fund, plc, SEI
                                                                                                   Global Assets Fund, plc, SEI
                                                                                                   Global Investments Fund, plc,
                                                                                                   SEI Investments Global, Limited,
                                                                                                   SEI Absolute Return Master Fund,
                                                                                                   L.P., SEI Absolute Return Fund,
                                                                                                   L.P., SEI Opportunity Master
                                                                                                   Fund, L.P., and SEI Opportunity
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1982       Self-employed consultant since    68          Trustee of The Advisors'
1701 Market Street                                   2003. Partner, Morgan, Lewis                  Inner Circle Fund, The Advisors'
Philadelphia, PA                                     & Bockius LLP(law firm) from                  Inner Circle Fund II, The MDL
19103                                                1976 to 2003, counsel to the                  Funds, and The Expedition
64 yrs. old                                          Trust, SEI Investments, SIMC,                 Funds; Director of SEI
                                                     the Administrator and the Distributor.        Investments since 1974.
                                                     Secretary  of SEI Investments                 Director of the Distributor
                                                     since 1978.                                   since 2003.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch      Trustee       since 1982       Retired                           68          Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
71 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Attorney, sole practitioner       68          Trustee of The Advisors' Inner
One Freedom                                          since 1994. Partner, Dechert                  Circle Fund, The Advisors'
Valley Drive,                                        Price & Rhoads, September 1987-               Inner Circle Fund II, The MDL
Oaks, PA 19456                                       December 1993.                                Funds, The Expedition Funds
73 yrs. old                                                                                        and Massachusetts Health and
                                                                                                   Education Tax-Exempt Trust.
                                                                                                   Director of U.S. Charitable
                                                                                                   Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940
 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUSTS' DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
 INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND
 SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                       101

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                       NUMBER OF
                                       OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME             POSITION(S)     LENGTH OF            OCCUPATION(S)             COMPLEX          OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH        TIME                DURING PAST              OVERSEEN               HELD BY
    AND AGE             TRUSTS         SERVED1             FIVE YEARS               BY TRUSTEE2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
-------------------

George J. Sullivan, Jr. Trustee     since 1996       Self-Employed Consultant,           68        Trustee of The Advisors' Inner
One Freedom                                          Newfound Consultants Inc.                     Circle Fund, The Advisors'
Valley Drive                                         since April 1997.                             Inner Circle Fund II, The
Oaks, PA 19456                                                                                     MDL Funds, The  Expedition
61 yrs. old                                                                                        Funds, State Street Navigator
                                                                                                   Securities Lending Trust,
                                                                                                   Trust, SEI Absolute Return Master
                                                                                                   Fund, L.P., SEI Absolute Return
                                                                                                   Fund, L.P., SEI Opportunity
                                                                                                   Master Fund, L.P., and SEI
                                                                                                   Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee     since 1999       Director, Governor's Office         68        Director, Sonoco, Inc.; Director,
One Freedom`                                         of Health Care Reform,                        ExelonCorporation; Trustee,
Valley Drive                                         Commonwealth of Pennsylvania                  Pennsylvania Real Estate
Oaks, PA 19456                                       since 2003. Founder and                       Investment Trust.
58 yrs. old                                          Principal, Grecoventures Ltd.
                                                     from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee     since 2003       Partner, Cue Capital since 2002,    68        SEI Absolute Return Master
One Freedom                                          Head of Sales Investorforce,                  Fund, L.P., SEI Absolute Return
Valley Drive,                                        January 2000-December 2001; Global            Fund, L.P., SEI Opportunity
Oaks, PA 19456                                       Partner working for the CEO,                  Master Fund, L.P., and SEI
47 yrs. old                                          Invesco Capital, January 1998-                Opportunity Fund, L.P.
                                                     January 2000. Head of Sales
                                                     and Client Services, Chancellor
                                                     Capital and later LGT Asset
                                                     Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin     President    since 1982       Executive Vice President and        N/A                  N/A
One Freedom              & CEO                       President - Asset Management
Valley Drive,                                        Division of SEI Investments
Oaks, PA 19456                                       since 1993. Director and President
53 yrs. old                                          of SIMC since 2004. Chief
                                                     Executive Officer of the
                                                     Administrator and
                                                     Director of the Distributor
                                                     since 2003. Executive Vice
                                                     President of SIMC, 1999-2004.
                                                     Executive Vice President of
                                                     the Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.  Controller and    since 2003       Director, Fund Accounting and       N/A                  N/A
Rodriguez              Chief                         Administration, SEI Investments
One Freedom          Financial                       Global Funds Services since
Valley Drive,         Officer                        September 2002 (and 1997-2002);
Oaks, PA 19456                                       Vice President, Fund Administration,
42 yrs. old                                          BlackRock Financial Management,
2002.                                                April 2002 to September
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 2002       General Counsel, and Secretary      N/A                  N/A
One Freedom          President                       of SIMC and the Administrator
Valley Drive            and                          since  2004. Vice President
Oaks, PA 19456       Secretary                       and Assistant  Secretary of
36 yrs. old                                          SEI Investments since  2001.
                                                     Vice President of SIMC and the
                                                     Administrator since 1999.
                                                     Assistant Secretary of SIMC,
                                                     the Administrator and the
                                                     Distributor and Vice President
                                                     of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
102                       SEI Tax Exempt Trust / Annual Report / August 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                         NUMBER OF
                                      OFFICE                                         PORTFOLIOS
                                        AND                 PRINCIPAL                  IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                BY TRUSTEE2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
John J. Munera         Vice         since 2002       Global AML Compliance Officer       N/A                  N/A
One Freedom         President                        at SEI Investments since 2002.
Valley Drive            and                          Middle Office Compliance Officer
Oaks, PA 19456      Assistant                        at SEI Investments July 2000-Dec.
41 yrs. old          Secretary                       2002; Supervising Examiner at
                                                     Federal Reserve Bank
                                                     of Philadelphia from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala        Vice         since 2004       Compliance Officer of SEI           N/A                  N/A
One Freedom         President                        Investments since Sept. 2001.
Valley Drive            and                          Account and Product Consultant,
Oaks, PA 19456      Assistant                        SEI Private Trust Company,
30 yrs. old          Secretary                       1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson    Vice         since 2004       Joined SEI Investments in           N/A                  N/A
One Freedom         President                        Aug. 2004 General Counsel,
Valley Drive            and                          Citco Mutual Fund Services,
Oaks, PA 19456      Assistant                        2003-2004. Vice President and
40 yrs. old          Secretary                       Associate Counsel, Oppenheimer
                                                     Funds, 2001-2003. Vice President
                                                     and Assistant Counsel, Oppenheimer
                                                     Funds, 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue          Vice         since 2004       Director of Portfolio               N/A                  N/A
One Freedom         President                        Implementations for SIMC
Valley Drive                                         since 1995. Managing Director
Oaks, PA 19456                                       of Money Market Investments
41 yrs. old                                          for SIMC since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III   Chief        since 2004       Compliance Officer, Assistant       N/A                 N/A
One Freedom         Compliance                       Secretary of SIMC since March
Valley Drive          Officer                        2004. First Vice President,
Oaks, PA 19456                                       Merrill Lynch Investment Managers
39 yrs. old                                          (Americas) from 1992-2004.
------------------------------------------------------------------------------------------------------------------------------------
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
 INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND
 SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                       103

SEI TAX EXEMPT TRUST -- AUGUST 31, 2004



Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown may not apply to your specific investment.



--------------------------------------------------------------------------------
104                       SEI Tax Exempt Trust / Annual Report / August 31, 2004

                             BEGINNING        ENDING                   EXPENSES
                              ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                               VALUE          VALUE        EXPENSE      DURING
                              2/29/04        8/31/04       RATIOS       PERIOD*
--------------------------------------------------------------------------------
TAX FREE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,003.40       0.45%        $2.28
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.87       0.45%        $2.29
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,004.00       0.28%        $1.41
Class C                       1,000.00       1,001.50       0.77          3.87
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,023.71       0.28%        $1.43
Class C                       1,000.00       1,021.22       0.77          3.92
--------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,004.00       0.33%        $1.66
Class B                       1,000.00       1,002.50       0.63          3.17
Class C                       1,000.00       1,001.50       0.83          4.18
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,023.46       0.33%        $1.68
Class B                       1,000.00       1,021.93       0.63          3.21
Class C                       1,000.00       1,020.91       0.83          4.23
--------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B                      $1,000.00      $1,002.70       0.55%        $2.77
HYPOTHETICAL 5% RETURN
Class B                      $1,000.00      $1,022.34       0.55%        $2.80
--------------------------------------------------------------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,003.80       0.35%        $1.76
Class B                       1,000.00       1,002.30       0.65          3.27
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,023.35       0.35%        $1.78
Class B                       1,000.00       1,021.83       0.65          3.31
--------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $  998.70       0.60%        $3.01
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.08       0.60%        $3.05


                             BEGINNING        ENDING                   EXPENSES
                              ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                               VALUE          VALUE        EXPENSE      DURING
                              2/29/04        8/31/04       RATIOS       PERIOD*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $1,003.00       0.60%        $3.02
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.08       0.60%        $3.05
--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $  998.20       0.60%        $3.01
Class B                       1,000.00         998.80       0.48          2.41
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.08       0.60%        $3.05
Class B                       1,000.00       1,022.69       0.48          2.44
--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $  996.90       0.60%        $3.01
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.08       0.60%        $3.05
--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $  995.50       0.60%        $3.01
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.08       0.60%        $3.05
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $  997.90       0.60%        $3.01
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.08       0.60%        $3.05
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                      $1,000.00      $  996.90       0.60%        $3.01
HYPOTHETICAL 5% RETURN
Class A                      $1,000.00      $1,022.08       0.60%        $3.05


*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2004                       105

Notice to Shareholders (Unaudited)


For shareholders that do not have an August 31, 2004, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2004, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2004, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                        (A)            (B)
                                     LONG TERM      QUALIFIED         (C)
                                    (20% RATE)       5 YEAR        ORDINARY                          (E)
                                   CAPITAL GAINS  CAPITAL GAINS     INCOME           (D)            TOTAL            (F)
                                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    TAX-EXEMPT    DISTRIBUTIONS    QUALIFYING
FUND                                (TAX BASIS)    (TAX BASIS)    (TAX BASIS)      INTEREST     (TAX BASIS)       DIVIDENDS
Tax Free Fund                            0%             0%             0%           100%           100%              0%
California Tax Exempt Fund               0%             0%             0%           100%           100%              0%
Institutional Tax Free Fund              0%             0%             0%           100%           100%              0%
Massachusetts Tax Free
  Money Market Fund                      0%             0%             0%           100%           100%              0%
Pennsylvania Tax Free Fund               0%             0%             0%           100%           100%              0%
Intermediate-Term Municipal Fund       28.82%           0%            4.38%        66.80%          100%              0%
Short Duration Municipal Fund            0%             0%             0%           100%           100%              0%
Pennsylvania Municipal Bond Fund       18.55%           0%            0.31%        81.14%          100%              0%
Massachusetts Municipal Bond Fund      27.38%           0%            4.73%        67.89%          100%              0%
New Jersey Municipal Bond Fund         33.28%           0%             0%          66.72%          100%              0%
New York Municipal Bond Fund           18.58%           0%            0.27%        81.15%          100%              0%
California Municipal Bond Fund         25.56%           0%            1.97%        72.47%          100%              0%

Items (A), (B), (C), (D) and (E) are based on the percentage of each fund's total distribution.

Item (F) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.



--------------------------------------------------------------------------------
106                       SEI Tax Exempt Trust / Annual Report / August 31, 2004

Notes

Notes

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISERS

SEI Investments Management Corporation:
MASSACHUSETTS TAX FREE MONEY MARKET FUND
INTERMEDIATE-TERM MUNICIPAL FUND
SHORT DURATION MUNICIPAL
FUND PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS
Standish Mellon Asset Management
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

McDonnell Investment Management L.L.C.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
SHORT DURATION MUNICIPAL FUND
MASSACHUSETTS TAX FREE MONEY MARKET FUND

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Graphic omitted]

[SEI INVESTMENTS LOGO OMITTED]




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-024 (8/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the Trust

Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit        $175,000            N/A               $0               $143,300           N/A                $0
        Fees(1)
------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-          $0                $0               $0                  $0               $0                $0
        Related
        Fees
------------------------------------------------------------------------------------------------------------------------------
(c)     Tax             $0                $0               $0                  $0               $0                $0
        Fees
------------------------------------------------------------------------------------------------------------------------------
(d)     All             $0                $0            $60,000                $0               $0             $250,000 (2)
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for benchmarking and best practice study results for Mutual Fund operations.

(e)(1)     Not Applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ----------------------------------------------------------------
                                             2004                  2003
                ----------------------------------------------------------------
                Audit-Related Fees

                ----------------------------------------------------------------
                Tax Fees

                ----------------------------------------------------------------
                All Other Fees

                ----------------------------------------------------------------


(f)

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $0 and $250,000 for 2004 and 2003, respectively.

(h)        Not Applicable

ITEM 5.    LISTED COMPANY AUDIT COMMITTEES.

Not applicable to open-end investment management companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1)     Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Tax Exempt Trust

By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer


Date: October 20, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer
Date: October 20, 2004


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date: October 20, 2004

* Print the name and title of each signing officer under his or her signature.